MML Blend Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 106.9%

Diversified Financial Services — 106.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	526,843	$25,435,980
iShares Core S&P 500 ETF	466,866	167,441,491
iShares Core S&P Mid-Cap ETF	58,260	12,774,088
iShares Core S&P Small-Cap ETF	65,700	5,728,383
iShares Core S&P Total US Stock Market ETF	2,320,512	184,573,524
iShares Core Total USD Bond Market ETF (a)	2,304,581	102,553,854
iShares Core U.S. Aggregate Bond ETF	1,063,575	102,464,816
iShares iBoxx High Yield Corporate Bond ETF (a)	352,123	25,138,061
State Street Navigator Securities Lending Government Money Market Portfolio (b)	42,665,098	42,665,098

TOTAL MUTUAL FUNDS (Cost $731,849,409)		668,775,295

TOTAL LONG-TERM INVESTMENTS (Cost $731,849,409)		668,775,295

TOTAL INVESTMENTS — 106.9% (Cost $731,849,409) (c)		668,775,295

Other Assets/(Liabilities) — (6.9)%		(42,973,458)

NET ASSETS — 100.0%		$625,801,837

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $42,768,845 or 6.83% of net assets. The Fund received $1,065,025 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.1%

BANK LOANS — 6.1%
Aerospace & Defense — 0.1%
TransDigm, Inc., 2020 Term Loan F, 3 mo. USD LIBOR + 2.250%
5.924% VRN 12/09/25	$157,041	$150,216
Airlines — 0.2%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
6.421% VRN 8/11/28	74,813	71,006
American Airlines, Inc.
2017 Incremental Term Loan, 1 mo. USD LIBOR + 2.000%
4.818% VRN 12/15/23	73,310	72,251
2021 Term Loan, 3 mo. USD LIBOR + 4.750%
7.460% VRN 4/20/28	120,000	116,040
Kestrel Bidco, Inc., Term Loan B, 1 mo. USD LIBOR + 3.000%
5.993% VRN 12/11/26	68,189	59,853
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
6.533% VRN 4/21/28	83,938	79,962
		399,112
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
6.365% VRN 4/30/26	129,445	122,164
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
7.174% VRN 3/31/28	279,295	250,008
Chemicals — 0.1%
Diamond (BC) B.V., 2021 Term Loan B, 1 mo. USD LIBOR + 0.000%, 3 mo. USD LIBOR + 2.750%
5.556% VRN 9/29/28	173,688	159,706
Kraton Corp., 2022 USD Term Loan, 3 mo. SOFR CME + 3.250%
6.718% VRN 3/15/29	74,813	71,913
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
7.438% VRN 11/09/28	99,500	90,545
		322,164
Commercial Services — 0.3%
Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B, 1 mo. USD LIBOR + 3.750%
6.865% VRN 5/12/28	290,441	254,717
CHG Healthcare Services, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
6.365% VRN 9/29/28	133,650	128,109
Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
6.115% VRN 5/14/26	47,781	46,014

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Prime Security Services Borrower, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
5.303% VRN 9/23/26	$278,586	$269,401
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
7.115% VRN 8/27/25	69,119	66,873
		765,114
Computers — 0.2%
Magenta Buyer, LLC, 2021 USD 1st Lien Term Loan, 1 mo. USD LIBOR + 4.750%
7.870% VRN 7/27/28	279,296	251,367
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
6.865% VRN 2/01/28	116,054	109,786
		361,153
Diversified Financial Services — 0.4%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. SOFR CME + 3.000%
6.034% VRN 6/15/25	113,070	105,437
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
6.043% VRN 10/22/26	143,550	138,496
Citadel Securities LP, 2021 Term Loan B, 1 mo. SOFR CME + 2.500%
5.649% VRN 2/02/28	278,586	270,159
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. SOFR CME + 3.750%
6.784% VRN 4/09/27	117,325	110,481
Jane Street Group, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
5.865% VRN 1/26/28	268,633	257,272
		881,845
Electronics — 0.0%
Mirion Technologies, Inc., 2021 Term Loan, 6 mo. USD LIBOR + 2.750%
5.627% VRN 10/20/28	94,525	90,232
Engineering & Construction — 0.1%
Brown Group Holding, LLC, Term Loan B, 1 mo. USD LIBOR + 2.500%
5.615% VRN 6/07/28	278,494	264,104
Entertainment — 0.3%
PCI Gaming Authority, Term Loan, 1 mo. USD LIBOR + 2.500%
5.615% VRN 5/29/26	270,000	261,900
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. SOFR CME + 3.000%
5.906% VRN 4/14/29	269,325	261,111
UFC Holdings, LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
5.520% VRN 4/29/26	199,357	191,217
		714,228
Food — 0.2%
CHG PPC Parent, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
6.125% VRN 12/08/28	119,400	114,027
Froneri International PLC, 2020 USD Term Loan, 1 mo. USD LIBOR + 2.250%
5.365% VRN 1/29/27	278,576	262,349
		376,376

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.2%
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
6.365% VRN 10/23/28	$244,388	$224,301
Sotera Health Holdings, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
5.865% VRN 12/11/26	270,000	236,250
		460,551
Health Care – Services — 0.4%
Aveanna Healthcare, LLC
2021 Term Loan B,
0.000% 7/17/28 (a)	140,916	112,029
2021 Delayed Draw Term Loan,
0.000% 7/17/28 (a) (b)	33,019	26,250
Global Medical Response, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
6.814% VRN 10/02/25	269,316	232,824
ICON Luxembourg SARL, LUX Term Loan, 3 mo. USD LIBOR + 2.250%
5.938% VRN 7/03/28	60,693	59,236
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.250%
6.365% VRN 3/05/26	278,568	263,347
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
7.302% - 7.334% VRN 7/09/25	75,000	62,625
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
6.871% VRN 11/16/25	75,193	69,755
		826,066
Housewares — 0.1%
Solis IV B.V., USD Term Loan B1, 3 mo. SOFR CME + 3.500%
6.340% VRN 2/26/29	250,000	204,625
Insurance — 0.3%
Acrisure, LLC
2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
6.615% VRN 2/15/27	121,255	110,594
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
7.365% VRN 2/15/27	124,063	116,308
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
5.365% VRN 2/19/28	278,583	265,983
Asurion, LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
6.365% VRN 12/23/26	152,288	128,779
2021 Term Loan B9, 1 mo. USD LIBOR + 3.250%
6.365% VRN 7/31/27	74,060	62,322
		683,986
Leisure Time — 0.1%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD LIBOR + 3.500%
6.615% VRN 8/17/28	268,643	259,912
Lodging — 0.3%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
5.865% VRN 12/23/24	262,590	256,052

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2020 Term Loan B1, 1 mo. USD LIBOR + 3.500%
6.615% VRN 7/21/25	$33,633	$33,090
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
4.834% VRN 6/22/26	280,000	270,432
Station Casinos, LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
5.370% VRN 2/08/27	278,554	265,961
		825,535
Machinery – Diversified — 0.2%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 2.000%
5.149% VRN 7/30/29	245,400	236,075
Vertical U.S. Newco, Inc., Term Loan B, 6 mo. USD LIBOR + 3.500%
6.871% VRN 7/30/27	196,526	188,010
		424,085
Media — 0.3%
DirecTV Financing, LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
8.115% VRN 8/02/27	66,544	61,828
The E.W. Scripps Co., 2019 Term Loan B2, 1 mo. USD LIBOR + 2.563%
5.678% VRN 5/01/26	114,215	110,179
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD LIBOR + 2.500%
5.615% VRN 9/18/26	364,105	358,512
Radiate Holdco, LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
6.365% VRN 9/25/26	143,913	132,814
		663,333
Packaging & Containers — 0.0%
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.250%
6.365% VRN 3/03/28	69,146	64,807
Pharmaceuticals — 0.5%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
7.674% VRN 10/01/27	236,083	224,456
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
5.115% VRN 11/15/27	560,000	530,522
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
4.875% VRN 3/15/28	279,293	267,599
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
6.615% VRN 5/05/28	200,413	193,399
PRA Health Sciences, Inc., US Term Loan, 3 mo. USD LIBOR + 2.250%
5.938% VRN 7/03/28	15,809	15,429
		1,231,405
Pipelines — 0.1%
CQP Holdco LP, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
7.424% VRN 6/05/28	216,410	208,474
Traverse Midstream Partners, LLC, 2017 Term Loan, 3 mo. SOFR CME + 4.250%
5.950% VRN 9/27/24	50,471	49,209
		257,683

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.5%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
4.871% VRN 11/19/26	$278,568	$265,784
Great Outdoors Group, LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
6.865% VRN 3/06/28	171,951	158,453
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
5.865% VRN 10/19/27	278,582	251,421
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
6.924% VRN 3/03/28	123,125	116,007
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
6.870% VRN 2/11/28	69,300	65,431
Pilot Travel Centers, LLC, 2021 Term Loan B, 1 mo. SOFR CME + 2.000%
5.134% VRN 8/04/28	278,593	266,106
		1,123,202
Software — 0.7%
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 3 mo. SOFR + 3.500%
3.500% VRN 2/15/29 (b)	28,986	25,913
2022 Term Loan B, 1 mo. SOFR CME + 3.500%,
6.576% VRN 2/15/29	170,587	152,505
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
6.115% VRN 10/30/26	117,900	113,773
Castle U.S. Holding Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.750%
6.865% VRN 1/29/27	156,667	125,333
DCert Buyer, Inc., 2019 Term Loan B, 3 mo. USD LIBOR + 4.000%
6.903% VRN 10/16/26	73,678	70,117
Finastra USA, Inc., USD 2nd Lien Term Loan, 2 mo. USD LIBOR + 7.250%
8.489% VRN 6/13/25	20,000	16,138
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
6.615% VRN 7/01/24	218,727	211,319
Mitchell International, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
6.734% VRN 10/15/28	259,350	234,323
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
7.120% VRN 4/26/24	184,963	177,738
Rackspace Technology Global, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
5.617% VRN 2/15/28	278,586	197,506
The Ultimate Software Group, Inc., Term Loan B, 1 mo. USD LIBOR + 3.750%
6.865% VRN 5/04/26	121,539	115,614
Zelis Healthcare Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
6.064% VRN 9/30/26	192,375	184,980
		1,625,259
Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. SOFR + 4.500%
7.445% VRN 2/01/29	126,032	117,998

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
4.865% VRN 3/01/27	$216,988	$205,765
		323,763
Transportation — 0.2%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD LIBOR + 2.000%
5.674% VRN 12/30/26	547,194	531,150

TOTAL BANK LOANS (Cost $15,049,720)		14,202,078

CORPORATE DEBT — 41.0%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (c) (d)	95,000	68,875
Aerospace & Defense — 1.5%
The Boeing Co.
2.196% 2/04/26	300,000	266,743
2.800% 3/01/27	290,000	254,837
2.950% 2/01/30	270,000	216,988
3.200% 3/01/29	300,000	250,474
3.250% 2/01/35	330,000	233,281
3.750% 2/01/50	140,000	91,185
5.705% 5/01/40	130,000	113,565
5.805% 5/01/50	350,000	304,859
5.930% 5/01/60	50,000	42,776
General Dynamics Corp.
4.250% 4/01/40	20,000	17,505
4.250% 4/01/50	50,000	43,369
L3 Harris Technologies, Inc.
5.054% 4/27/45	80,000	70,834
Lockheed Martin Corp.
3.550% 1/15/26	50,000	48,346
3.900% 6/15/32	50,000	46,241
4.150% 6/15/53	320,000	267,204
Northrop Grumman Corp.
2.930% 1/15/25	160,000	152,565
3.250% 1/15/28	290,000	264,316
5.150% 5/01/40	320,000	299,635
Raytheon Technologies Corp.
2.250% 7/01/30	110,000	88,879
3.030% 3/15/52	240,000	156,600
4.125% 11/16/28	160,000	149,576
4.500% 6/01/42	80,000	68,969
		3,448,747
Agriculture — 0.7%
Altria Group, Inc.
2.450% 2/04/32	140,000	99,190
4.400% 2/14/26	190,000	182,899
5.800% 2/14/39	240,000	209,588
5.950% 2/14/49	160,000	132,492
BAT Capital Corp.
3.462% 9/06/29	525,000	427,601
4.540% 8/15/47	170,000	112,643

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cargill, Inc.
1.375% 7/23/23 (c)	$180,000	$175,322
Philip Morris International, Inc.
1.125% 5/01/23	190,000	186,151
4.500% 3/20/42	80,000	58,608
		1,584,494
Airlines — 1.1%
Delta Air Lines, Inc.
7.000% 5/01/25 (c)	1,780,000	1,791,724
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (c)	550,000	512,474
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c)	313,500	305,793
United Airlines, Inc.
4.625% 4/15/29 (c)	65,000	53,950
		2,663,941
Apparel — 0.2%
NIKE, Inc.
2.850% 3/27/30	280,000	243,147
3.250% 3/27/40	130,000	100,103
3.375% 3/27/50	40,000	29,772
		373,022
Auto Manufacturers — 1.3%
Ford Motor Co.
3.250% 2/12/32	1,660,000	1,191,880
6.100% 8/19/32	90,000	79,344
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.235%
4.140% FRN 2/15/23	410,000	408,001
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	217,467
3.100% 1/12/32 (d)	285,000	214,856
Hyundai Capital America
1.800% 10/15/25 (c)	55,000	48,923
Nissan Motor Co. Ltd.
3.043% 9/15/23 (c)	200,000	194,432
3.522% 9/17/25 (c)	410,000	377,138
4.345% 9/17/27 (c)	300,000	257,667
		2,989,708
Banks — 11.3%
ABN AMRO Bank NV
4.750% 7/28/25 (c)	260,000	250,093
Banco Santander SA
3.496% 3/24/25	600,000	571,577
3 mo. USD LIBOR + 1.120% 3.543% FRN 4/12/23	200,000	200,092
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	520,000	375,871
SOFR + 1.210% 2.572% VRN 10/20/32	190,000	145,249
SOFR + 1.330% 2.972% VRN 2/04/33	1,080,000	843,893
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,830,000	1,653,569
4.000% 1/22/25	700,000	677,613
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	300,000	224,803
4.200% 8/26/24	380,000	373,874

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 3.705% 6.250% VRN (e)	$170,000	$164,262
Bank of Montreal 5 year USD Swap + 1.432%
3.803% VRN 12/15/32	350,000	303,646
The Bank of Nova Scotia 5 year CMT + 2.050%
4.588% VRN 5/04/37	440,000	368,751
Barclays PLC 3 mo. USD LIBOR + 1.380%
4.302% FRN 5/16/24	425,000	424,699
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (c)	200,000	179,855
SOFR + 1.507% 3.052% VRN 1/13/31 (c)	390,000	310,119
4.625% 3/13/27 (c)	260,000	240,348
BPCE SA
1.000% 1/20/26 (c)	250,000	216,057
Citigroup, Inc.
SOFR + .694% 2.014% VRN 1/25/26	95,000	87,310
SOFR + 1.280% 3.070% VRN 2/24/28	995,000	886,106
SOFR + 1.939% 3.785% VRN 3/17/33	580,000	485,965
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	850,000	753,805
3 mo. USD LIBOR + 1.100% 4.042% FRN 5/17/24	545,000	545,084
4.650% 7/30/45	380,000	305,203
3 mo. USD LIBOR + 3.905% 5.950% VRN (e)	160,000	144,808
Cooperatieve Rabobank UA
4.375% 8/04/25	470,000	449,171
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (c)	270,000	241,504
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (c)	480,000	417,415
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	640,000	448,740
SOFR + 3.920% 6.537% VRN 8/12/33 (c)	300,000	269,559
5 year CMT + 6.383% 9.750% VRN (c) (e)	480,000	470,746
Danske Bank A/S
5.375% 1/12/24 (c)	240,000	238,695
The Goldman Sachs Group, Inc.
SOFR + 1.472% 2.908% VRN 7/21/42	240,000	154,332
3.000% 3/15/24	550,000	534,535
3.500% 11/16/26	270,000	249,205
SOFR + .820% 3.687% FRN 9/10/27	165,000	157,331
3 mo. USD LIBOR + 1.170% 4.075% FRN 5/15/26	555,000	550,639
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	500,000	454,678
4.250% 10/21/25	270,000	260,502
4.750% 10/21/45	300,000	250,195
5.150% 5/22/45	290,000	240,935
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	456,756
3 mo. USD LIBOR + 1.380% 4.616% FRN 9/12/26	510,000	497,584
SOFR + 2.530% 4.762% VRN 3/29/33	200,000	164,083
JP Morgan Chase & Co.
SOFR + 1.015% 2.069% VRN 6/01/29	215,000	174,400
SOFR + 2.040% 2.522% VRN 4/22/31	320,000	252,846
SOFR + 1.250% 2.580% VRN 4/22/32	270,000	209,021
SOFR + .915% 2.595% VRN 2/24/26	160,000	148,785
SOFR + 1.260% 2.963% VRN 1/25/33	265,000	208,214
SOFR + 2.440% 3.109% VRN 4/22/51	110,000	69,704
3.875% 9/10/24	540,000	528,238
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	940,000	860,831
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	400,000	350,970

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	$435,000	$389,902
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	520,000	372,455
SOFR + 1.290% 2.943% VRN 1/21/33	115,000	90,774
SOFR + 1.160% 3.620% VRN 4/17/25	270,000	262,071
SOFR + 1.610% 4.210% VRN 4/20/28	205,000	191,906
National Securities Clearing Corp.
1.500% 4/23/25 (c)	250,000	230,288
NatWest Markets PLC
0.800% 8/12/24 (c)	200,000	183,738
Royal Bank of Canada
1.150% 6/10/25	310,000	279,780
Santander Holdings SOFR + 1.249%
2.490% VRN 1/06/28	135,000	112,627
The Toronto-Dominion Bank
1.150% 6/12/25	300,000	269,656
UBS Group AG
4.253% 3/23/28 (c)	340,000	314,036
5 year USD Swap + 4.344% 7.000% VRN (c) (e)	500,000	473,100
US Bancorp
1.450% 5/12/25	280,000	257,064
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	200,000	182,680
3 mo. TSFR + 1.432% 2.879% VRN 10/30/30	235,000	193,013
3.000% 10/23/26	430,000	389,676
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	245,000	222,856
SOFR + 1.500% 3.350% VRN 3/02/33	360,000	291,812
SOFR + 2.130% 4.611% VRN 4/25/53	2,050,000	1,670,310
		26,420,010
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	680,000	653,407
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	116,001
4.600% 4/15/48	460,000	380,995
The Coca-Cola Co.
1.450% 6/01/27 (d)	250,000	216,097
2.600% 6/01/50	80,000	51,480
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	45,684
4.200% 7/15/46	50,000	37,073
PepsiCo, Inc.
1.625% 5/01/30	170,000	136,202
		1,636,939
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	127,988
Illumina, Inc.
0.550% 3/23/23 (d)	165,000	161,576
		289,564

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 0.4%
Equate Petrochemical BV
4.250% 11/03/26 (c)	$240,000	$226,017
OCP SA
3.750% 6/23/31 (c)	260,000	196,928
5.125% 6/23/51 (c)	220,000	139,700
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (c)	490,000	356,820
		919,465
Commercial Services — 0.4%
Cintas Corp. No 2
3.700% 4/01/27	160,000	151,740
DP World Ltd.
5.625% 9/25/48 (c)	330,000	288,071
PayPal Holdings, Inc.
1.650% 6/01/25	270,000	248,607
Triton Container International Ltd.
1.150% 6/07/24 (c)	90,000	81,989
Triton Container International Ltd. / TAL International Container Corp.
3.250% 3/15/32	160,000	118,163
		888,570
Computers — 0.3%
Apple, Inc.
2.450% 8/04/26	480,000	442,797
International Business Machines Corp.
3.000% 5/15/24	320,000	311,331
		754,128
Cosmetics & Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC
3.375% 3/24/29 (c)	260,000	226,742
The Procter & Gamble Co.
3.000% 3/25/30	100,000	89,527
		316,269
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	170,000	143,470
3.000% 10/29/28	160,000	128,653
3.150% 2/15/24	190,000	182,514
3.400% 10/29/33	420,000	304,567
Air Lease Corp.
1.875% 8/15/26	170,000	144,182
American Express Co.
3.375% 5/03/24	130,000	126,790
4.050% 5/03/29	210,000	192,685
Aviation Capital Group LLC
1.950% 9/20/26 (c)	395,000	320,156
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	370,000	309,987
CI Financial Corp.
4.100% 6/15/51	115,000	68,418

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mastercard, Inc.
3.850% 3/26/50	$50,000	$40,225
Nasdaq, Inc.
3.950% 3/07/52	45,000	33,442
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (c)	37,207	36,835
Visa, Inc.
3.150% 12/14/25	200,000	190,973
4.300% 12/14/45	160,000	139,393
		2,362,290
Electric — 0.9%
Berkshire Hathaway Energy Co.
4.600% 5/01/53 (c)	255,000	214,734
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	61,487
3.950% 4/01/50	50,000	38,461
Duke Energy Carolinas LLC
2.850% 3/15/32	35,000	28,969
Duke Energy Corp.
3.950% 8/15/47	355,000	258,505
Duke Energy Ohio, Inc.
3.650% 2/01/29	260,000	237,501
Exelon Corp.
4.100% 3/15/52 (c)	65,000	50,157
Monongahela Power Co.
5.400% 12/15/43 (c)	145,000	132,269
Pacific Gas and Electric Co.
2.500% 2/01/31	255,000	185,471
Sierra Pacific Power Co.
2.600% 5/01/26	1,000,000	923,602
		2,131,156
Entertainment — 0.4%
Warnermedia Holdings, Inc.
3.755% 3/15/27 (c)	250,000	223,773
4.279% 3/15/32 (c)	430,000	353,686
5.050% 3/15/42 (c)	20,000	14,967
5.141% 3/15/52 (c)	300,000	217,665
		810,091
Environmental Controls — 0.1%
Republic Services, Inc.
2.500% 8/15/24	230,000	219,654
Food — 0.4%
Danone SA
2.589% 11/02/23 (c)	320,000	312,842
Mars, Inc.
2.700% 4/01/25 (c)	140,000	133,161
3.200% 4/01/30 (c)	80,000	70,613
Mondelez International, Inc.
1.500% 5/04/25	390,000	356,509
		873,125

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.2%
Suzano Austria GmbH
3.125% 1/15/32	$80,000	$57,576
3.750% 1/15/31	430,000	336,883
		394,459
Gas — 0.2%
The Brooklyn Union Gas Co.
4.487% 3/04/49 (c)	435,000	326,932
The East Ohio Gas Co.
3.000% 6/15/50 (c)	45,000	28,345
		355,277
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	140,000	135,836
4.750% 11/30/36	80,000	77,982
4.900% 11/30/46	100,000	95,771
		309,589
Health Care – Services — 0.7%
Centene Corp.
2.500% 3/01/31	285,000	214,978
Elevance Health, Inc.
2.375% 1/15/25	210,000	198,210
3.650% 12/01/27	140,000	130,446
HCA, Inc.
4.125% 6/15/29	220,000	192,872
Health Care Service Corp.
3.200% 6/01/50 (c)	145,000	97,059
Humana, Inc.
4.625% 12/01/42	140,000	119,549
UnitedHealth Group, Inc.
1.250% 1/15/26	240,000	214,115
2.300% 5/15/31	220,000	176,907
3.875% 8/15/59	300,000	222,604
4.000% 5/15/29	100,000	93,217
4.200% 5/15/32	80,000	74,265
		1,734,222
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	100,000	98,164
4.750% 11/29/27	40,000	36,978
		135,142
Insurance — 0.4%
Athene Global Funding SOFR Index + .560%
3.265% FRN 8/19/24 (c)	465,000	452,449
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	96,440
3.850% 3/15/52	90,000	68,773
New York Life Global Funding
0.950% 6/24/25 (c)	100,000	89,606

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Principal Life Global Funding II
1.250% 6/23/25 (c)	$110,000	$98,830
Prudential Financial, Inc.
3.905% 12/07/47	190,000	144,417
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (c)	80,000	70,114
		1,020,629
Internet — 1.0%
Alphabet, Inc.
1.900% 8/15/40	100,000	64,200
2.050% 8/15/50	60,000	35,263
Amazon.com, Inc.
3.150% 8/22/27	500,000	466,164
3.600% 4/13/32	470,000	427,159
3.875% 8/22/37	190,000	165,048
3.950% 4/13/52	280,000	229,697
Prosus NV
3.061% 7/13/31 (c)	570,000	391,262
3.832% 2/08/51 (c)	210,000	116,549
4.027% 8/03/50 (c)	310,000	172,733
Tencent Holdings Ltd.
3.680% 4/22/41 (c)	210,000	150,633
3.840% 4/22/51 (c)	320,000	208,993
		2,427,701
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	170,000	161,351
Lodging — 0.5%
Las Vegas Sands Corp.
3.200% 8/08/24	860,000	810,903
Sands China Ltd.
5.625% STEP 8/08/25	390,000	353,312
		1,164,215
Machinery – Diversified — 0.2%
Deere & Co.
3.750% 4/15/50 (d)	260,000	212,067
Otis Worldwide Corp.
2.056% 4/05/25	140,000	129,516
		341,583
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (c)	65,000	46,556
4.500% 6/01/33 (c)	810,000	598,404
4.750% 3/01/30 (c)	105,000	85,181
4.750% 2/01/32 (c)	65,000	50,621
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	151,478
4.200% 3/15/28	560,000	503,019
4.400% 4/01/33	290,000	239,315
4.908% 7/23/25	240,000	234,073
5.250% 4/01/53	450,000	343,925

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 4/01/63	$150,000	$113,313
Comcast Corp.
2.887% 11/01/51	550,000	344,484
3.400% 4/01/30	525,000	461,567
3.750% 4/01/40	120,000	94,347
3.950% 10/15/25	155,000	150,601
4.150% 10/15/28	270,000	255,222
CSC Holdings LLC
6.500% 2/01/29 (c)	700,000	620,603
DISH DBS Corp.
5.125% 6/01/29	60,000	35,250
5.750% 12/01/28 (c)	70,000	52,749
Fox Corp.
5.476% 1/25/39	90,000	78,044
		4,458,752
Mining — 0.9%
Anglo American Capital PLC
4.750% 4/10/27 (c)	230,000	217,573
Barrick Gold Corp.
5.250% 4/01/42	20,000	18,250
Barrick North America Finance LLC
5.700% 5/30/41	80,000	75,994
5.750% 5/01/43	80,000	75,285
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	94,793
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	105,189
5.450% 3/15/43	470,000	392,121
Glencore Funding LLC
1.625% 4/27/26 (c)	240,000	207,561
3.375% 9/23/51 (c) (d)	175,000	105,953
4.000% 3/27/27 (c)	140,000	130,465
4.125% 3/12/24 (c)	270,000	265,324
Southern Copper Corp.
5.250% 11/08/42	450,000	394,258
		2,082,766
Miscellaneous - Manufacturing — 0.2%
3M Co.
3.050% 4/15/30 (d)	290,000	246,332
3.700% 4/15/50 (d)	180,000	130,872
		377,204
Oil & Gas — 3.4%
BP Capital Markets America, Inc.
2.939% 6/04/51	175,000	111,159
3.001% 3/17/52	230,000	147,341
3.119% 5/04/26	410,000	383,437
3.633% 4/06/30	120,000	107,676
Chesapeake Energy Corp.
5.875% 2/01/29 (c)	100,000	92,713
Chevron Corp.
1.995% 5/11/27	440,000	390,117
Continental Resources, Inc.
2.268% 11/15/26 (c)	195,000	166,404

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.750% 1/15/31 (c)	$250,000	$225,965
Coterra Energy, Inc.
3.900% 5/15/27 (c)	230,000	213,221
4.375% 3/15/29 (c)	220,000	203,309
Devon Energy Corp.
5.000% 6/15/45	440,000	366,194
5.600% 7/15/41	140,000	125,381
5.850% 12/15/25	120,000	121,061
Diamondback Energy, Inc.
3.250% 12/01/26	140,000	129,166
3.500% 12/01/29	160,000	138,051
Ecopetrol SA
5.875% 5/28/45	770,000	467,698
EOG Resources, Inc.
3.900% 4/01/35	200,000	170,313
4.150% 1/15/26	70,000	68,211
4.375% 4/15/30	60,000	57,116
4.950% 4/15/50	40,000	37,216
Exxon Mobil Corp.
2.992% 3/19/25	340,000	326,168
3.043% 3/01/26	130,000	122,876
3.482% 3/19/30	190,000	172,469
4.227% 3/19/40	205,000	178,013
4.327% 3/19/50	20,000	17,035
KazMunayGas National Co. JSC
5.375% 4/24/30 (c)	200,000	158,350
Marathon Petroleum Corp.
5.125% 12/15/26	185,000	181,951
Occidental Petroleum Corp.
6.125% 1/01/31 (d)	85,000	83,846
6.450% 9/15/36	50,000	49,812
6.625% 9/01/30	60,000	60,906
Petrobras Global Finance BV
5.500% 6/10/51 (d)	610,000	433,595
5.999% 1/27/28	900,000	868,730
7.375% 1/17/27	260,000	267,518
Pioneer Natural Resources Co.
1.900% 8/15/30	170,000	129,917
Reliance Industries Ltd.
3.625% 1/12/52 (c)	330,000	206,884
Shell International Finance BV
2.750% 4/06/30	240,000	204,822
2.875% 5/10/26	130,000	121,167
3.250% 4/06/50	330,000	231,858
Sinopec Group Overseas Development Ltd.
4.375% 4/10/24 (c)	330,000	329,013
Southwestern Energy Co.
4.750% 2/01/32 (d)	70,000	58,667
5.375% 2/01/29	75,000	68,010
		7,993,356
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30 (d)	105,000	87,357
5.000% 11/15/45	100,000	83,051
		170,408

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 2.9%
AbbVie, Inc.
2.600% 11/21/24	$880,000	$837,690
2.950% 11/21/26	260,000	238,300
3.200% 11/21/29	600,000	526,081
4.700% 5/14/45	25,000	21,149
Bausch Health Cos., Inc.
6.125% 2/01/27 (c) (d)	50,000	34,608
Becton Dickinson and Co.
3.363% 6/06/24	80,000	77,761
Bristol-Myers Squibb Co.
4.350% 11/15/47	220,000	187,902
Cigna Corp.
3.750% 7/15/23	160,000	158,822
4.125% 11/15/25	100,000	97,138
4.375% 10/15/28	760,000	717,503
4.900% 12/15/48	230,000	198,636
CVS Health Corp.
2.125% 9/15/31	330,000	252,417
4.250% 4/01/50	70,000	54,710
4.300% 3/25/28	580,000	548,309
5.050% 3/25/48	220,000	193,010
Johnson & Johnson
0.550% 9/01/25	120,000	107,164
0.950% 9/01/27	40,000	33,870
3.625% 3/03/37	320,000	276,478
Merck & Co., Inc.
0.750% 2/24/26	200,000	175,392
1.450% 6/24/30	120,000	93,799
Owens & Minor, Inc.
6.625% 4/01/30 (c)	95,000	84,434
Pfizer, Inc.
0.800% 5/28/25	270,000	245,206
1.700% 5/28/30	280,000	223,516
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	1,700,000	1,394,850
		6,778,745
Pipelines — 2.7%
Cameron LNG LLC
3.302% 1/15/35 (c)	150,000	117,905
Energy Transfer LP
3.900% 7/15/26	750,000	699,236
4.750% 1/15/26	240,000	231,386
6.250% 4/15/49	320,000	286,566
Enterprise Products Operating LLC
4.150% 10/16/28	1,030,000	958,148
EQM Midstream Partners LP
4.750% 1/15/31 (c)	140,000	111,125
Kinder Morgan Energy Partners LP
6.950% 1/15/38	355,000	353,015
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	102,996
MPLX LP
4.700% 4/15/48	400,000	304,801
Targa Resources Corp.
4.950% 4/15/52	40,000	30,780

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.200% 7/01/27	$170,000	$163,636
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	140,000	120,400
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (c)	30,000	24,547
Western Midstream Operating LP
3.350% STEP 2/01/25	240,000	223,123
3 mo. USD LIBOR + 1.100% 3.555% FRN 1/13/23	90,000	89,339
4.300% STEP 2/01/30	900,000	769,734
5.500% STEP 2/01/50	1,740,000	1,405,050
The Williams Cos., Inc.
3.500% 10/15/51	125,000	83,190
3.750% 6/15/27	250,000	230,077
		6,305,054
Real Estate Investment Trusts (REITS) — 0.1%
Crown Castle, Inc.
3.300% 7/01/30	35,000	29,295
MPT Operating Partnership LP / MPT Finance Corp.
3.500% 3/15/31	110,000	76,587
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (c)	220,000	207,881
		313,763
Retail — 0.6%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	164,067
1.600% 4/20/30	110,000	88,164
The Home Depot, Inc.
2.700% 4/15/30	70,000	59,766
3.300% 4/15/40	120,000	91,769
3.350% 4/15/50	260,000	186,294
Lowe's Cos., Inc.
4.500% 4/15/30	50,000	46,681
McDonald's Corp.
3.500% 7/01/27	300,000	280,297
3.600% 7/01/30	190,000	170,744
4.450% 3/01/47	230,000	192,703
Walmart, Inc.
1.500% 9/22/28	80,000	66,935
1.800% 9/22/31	40,000	31,763
		1,379,183
Semiconductors — 0.6%
Broadcom, Inc.
3.419% 4/15/33 (c)	396,000	302,081
Intel Corp.
1.600% 8/12/28	190,000	156,897
3.050% 8/12/51 (d)	100,000	64,165
NVIDIA Corp.
2.850% 4/01/30	90,000	77,105
3.500% 4/01/40	240,000	186,443
3.500% 4/01/50	170,000	124,474
3.700% 4/01/60	170,000	121,690
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.875% 6/18/26	245,000	228,742

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Texas Instruments, Inc.
1.750% 5/04/30	$110,000	$88,116
		1,349,713
Software — 0.6%
Microsoft Corp.
2.400% 8/08/26	770,000	713,057
2.921% 3/17/52	260,000	183,637
3.041% 3/17/62	70,000	47,771
Oracle Corp.
3.850% 4/01/60	340,000	205,504
Workday, Inc.
3.700% 4/01/29	95,000	85,504
3.800% 4/01/32 (d)	100,000	86,897
		1,322,370
Telecommunications — 2.4%
AT&T, Inc.
1.650% 2/01/28	460,000	378,233
2.750% 6/01/31	160,000	128,018
3.500% 9/15/53	619,000	410,983
3.550% 9/15/55	225,000	147,576
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	183,430
2.550% 2/15/31	500,000	395,972
3.375% 4/15/29	50,000	43,163
3.400% 10/15/52	230,000	151,867
3.500% 4/15/25	350,000	334,564
3.500% 4/15/31	770,000	649,811
3.875% 4/15/30	430,000	381,270
Telefonica Emisiones SA
5.213% 3/08/47	150,000	114,096
Verizon Communications, Inc.
2.355% 3/15/32	1,290,000	988,719
2.650% 11/20/40	25,000	16,297
3.850% 11/01/42	610,000	467,457
3.875% 2/08/29	550,000	501,918
3.875% 3/01/52	525,000	385,334
		5,678,708
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	50,000	44,642
2.891% 4/06/36	270,000	205,222
3.750% 7/15/25	70,000	68,281
3.750% 2/05/70	150,000	104,707
3.839% 3/20/60	120,000	88,811
		511,663

TOTAL CORPORATE DEBT (Cost $107,121,102)		95,515,901

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.3%
Automobile Asset-Backed Securities — 0.2%
Hertz Vehicle Financing LLC, Series 2022-4A, Class A
3.730% 9/25/26 (c)	$540,000	$514,883
Commercial Mortgage-Backed Securities — 5.0%
BANK
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	286,529
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	246,916
Series 2017-BNK5, Class C, 4.331% VRN 6/15/60 (f)	200,000	174,759
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	290,810
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (c)	378,000	313,172
BPR Trust, Series 2021-TY, Class A, 1 mo. USD LIBOR + 1.050%
3.868% FRN 9/15/38 (c)	550,000	522,581
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F, 1 mo. USD LIBOR + 2.400% 5.218% FRN 9/15/36 (c)	405,000	376,802
Series 2021-21M, Class H, 1 mo. USD LIBOR + 4.010% 6.828% FRN 10/15/36 (c)	396,000	370,635
BX Trust, Series 2019-OC11, Class E,
4.076% VRN 12/09/41 (c) (f)	374,000	286,718
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
1.142% VRN 1/10/48 (f)	5,281,728	137,459
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	201,000	114,271
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	133,231
Series 2020-420K, Class E, 3.422% VRN 11/10/42 (c) (f)	200,000	144,324
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (c) (f)	200,000	150,813
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (f)	340,000	300,205
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.961% VRN 4/15/50 (f)	7,872,560	109,707
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	282,862
Series 2015-C4, Class C, 4.711% VRN 11/15/48 (f)	427,000	394,807
CSMC Trust, Series 2021-B33, Class B,
3.766% VRN 10/10/43 (c) (f)	300,000	241,021
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.906% VRN 11/10/48 (f)	7,672,188	152,480
Series 2013-GC10, Class XA, 1.596% VRN 2/10/46 (f)	3,462,384	250
Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250% 4.068% FRN 7/15/35 (c)	167,000	156,206
Series 2014-GC26, Class D, 4.672% VRN 11/10/47 (c) (f)	763,000	540,018
Hospitality Mortgage Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150%
5.968% FRN 11/15/36 (c)	385,138	363,256
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 1.050% VRN 1/15/49 (f)	3,493,162	81,555
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	152,039
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.579% VRN 7/15/48 (f)	8,058,459	83,861
Series 2015-C29, Class XA, 0.716% VRN 5/15/48 (f)	5,942,749	77,585
Series 2014-C25, Class XA, 0.958% VRN 11/15/47 (f)	3,670,722	51,313
Series 2015-C28, Class XA, 1.091% VRN 10/15/48 (f)	6,166,481	97,861
Series 2015-C27, Class D, 3.944% VRN 2/15/48 (c) (f)	704,000	590,071
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	314,680
Series 2014-C23, Class D, 4.132% VRN 9/15/47 (c) (f)	391,000	345,108
Series 2013-C17, Class C, 5.049% VRN 1/15/47 (f)	400,000	384,229

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Med Trust, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%
4.818% FRN 11/15/38 (c)	$396,000	$374,724
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
1.018% VRN 12/15/48 (f)	5,919,422	128,579
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. TSFR + 1.397%
4.242% FRN 3/15/39 (c)	540,000	528,869
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA,
2.040% VRN 10/10/48 (f)	3,245,822	152,439
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (c)	260,000	183,261
TTAN
Series 2021-MHC, Class A, 1 mo. USD LIBOR + .850% 3.668% FRN 3/15/38 (c)	528,318	511,869
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.900% 5.718% FRN 3/15/38 (c)	383,778	356,338
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class C,
4.200% VRN 3/10/46 (c) (f)	393,000	352,188
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.768% VRN 7/15/58 (f)	9,327,058	129,980
Series 2015-P2, Class XA, 1.088% VRN 12/15/48 (f)	3,595,151	86,005
Series 2019-C53, Class XA, 1.137% VRN 10/15/52 (f)	4,288,855	210,847
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	292,306
		11,575,539
Other Asset-Backed Securities — 2.1%
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (c)	711,025	543,114
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (c)	193,333	170,784
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (c)	567,422	530,787
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (c)	105,465	101,053
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (c)	345,190	303,460
Mosaic Solar Loans LLC
Series 2021-3A, Class B, 1.920% 6/20/52 (c)	424,286	342,265
Series 2020-1A, Class A, 2.100% 4/20/46 (c)	267,434	235,422
Series 2020-2A, Class B, 2.210% 8/20/46 (c)	299,599	249,043
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	221,982	211,685
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (c)	383,247	331,526
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (c)	466,545	387,124
Sunnova Sol III Issuer LLC, Series 2021-1, Class A
2.580% 4/28/56 (c)	466,551	380,391
Textainer Marine Containers VII Ltd., Series 2020-2A, Class A
2.100% 9/20/45 (c)	404,218	350,893
Upstart Securitization Trust, Series 2021-3, Class C
3.280% 7/20/31 (c)	500,000	431,322
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (c)	500,000	432,719
Washington Mutural Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD LIBOR + .180%
3.264% FRN 10/25/36	56,465	24,126
		5,025,714

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 0.5%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200%
4.284% FRN 12/26/47 (c)	$231,810	$230,427
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.460% 11/15/68 (c)	259,651	240,209
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	324,008
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	461,852
		1,256,496
Whole Loan Collateral Collateralized Mortgage Obligations — 4.1%
CHL GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.750%
5.834% FRN 5/25/23 (c)	500,000	486,469
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
3.124% VRN 4/25/37 (f)	638,536	561,679
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 2.879% VRN 2/25/47 (f)	833,113	719,460
Series 2007-3, Class A21, 6.000% 4/25/37	1,344,584	732,227
Series 2007-14, Class A6, 6.000% 9/25/37	1,188,760	693,583
CSMC Trust, Series 2021-NQM8, Class A1,
1.841% VRN 10/25/66 (c) (f)	139,671	119,102
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .340%
3.333% FRN 12/19/36	543,597	461,846
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (c) (f)	1,028,000	684,669
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
2.721% VRN 7/25/35 (f)	251,940	216,347
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1,
5.000% STEP 6/25/62 (c)	491,981	479,108
PRKCM Trust
Series 2021-AFC2, Class A1, 2.071% VRN 11/25/56 (c) (f)	136,903	111,880
Series 2022-AFC1, Class A1, 4.100% VRN 4/25/57 (c) (f)	518,497	486,156
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (c) (f)	671,431	317,769
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%
6.000% FRN 4/25/37	163,021	139,615
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
3.237% VRN 10/25/37 (f)	576,291	457,680
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (c) (f)	1,000,000	652,834
Series 2021-R1, Class M1, 2.338% 10/25/63 (c)	1,500,000	1,309,969
Series 2022 - 6, Class A1, 4.910% STEP 6/25/67 (c)	292,954	281,715
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	685,342	588,288
		9,500,396
Whole Loan Collateral Planned Amortization Classes — 0.4%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,334,172	861,585

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,034,862)		28,734,613

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 6.0%
Brazilian Government International Bond
3.750% 9/12/31 (d)	$950,000	$767,070
5.625% 2/21/47 (d)	300,000	231,508
Colombia Government International Bond
3.250% 4/22/32 (d)	430,000	290,608
4.125% 2/22/42	440,000	250,096
Indonesia Government International Bond
3.500% 1/11/28	320,000	290,413
6.500% 2/15/31 IDR (g)	59,120,000,000	3,669,652
Israel Government International Bond
2.750% 7/03/30	310,000	274,350
Mexican Bonos
7.750% 11/23/34 MXN (g)	8,220,000	351,877
7.750% 11/13/42 MXN (g)	144,850,000	5,964,530
Mexico Government International Bond
2.659% 5/24/31 (d)	200,000	153,478
3.750% 1/11/28	205,000	188,337
4.280% 8/14/41	450,000	327,568
Nigeria Government International Bond
7.143% 2/23/30 (c)	210,000	136,899
Panama Government International Bond
2.252% 9/29/32	200,000	141,212
4.300% 4/29/53	200,000	133,806
Peruvian Government International Bond
6.550% 3/14/37	460,000	471,045
Provincia de Buenos Aires/Government Bonds,
5.250% STEP 9/01/37 (c)	540,000	167,400
Republic of Kenya Government International Bond
6.300% 1/23/34 (c)	370,000	225,700
		14,035,549

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $15,438,547)		14,035,549

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 27.9%
Collateralized Mortgage Obligations — 4.6%
Federal Home Loan Mortgage Corp. REMICS
Series 5085, Class NI, 2.000% 3/25/51	1,444,328	196,423
Series 5071, Class IH, 2.500% 2/25/51	269,180	37,180
Series 4481, Class B, 3.000% 12/15/42	1,157,896	1,110,995
Series 4483, Class CA, 3.000% 6/15/44	1,842,727	1,722,642
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.000% 4/25/48	698,525	510,453
Series 2021-48, Class NS, 30 day SOFR + 3.650% 1.369% FRN 8/25/51	1,062,936	45,934
Series 2020-56, Class AQ, 2.000% 8/25/50	300,000	240,177
Series 2018-18, Class ZG, 3.000% 6/25/50	2,517,648	1,831,621
Series 2020-96, Class IN, 3.000% 1/25/51	418,738	70,847
Series 2015-65, Class CZ, 3.500% 9/25/45	128,089	110,344
Series 2018-44, Class PZ, 3.500% 6/25/48	3,025,140	2,728,866
Government National Mortgage Association
Series 2021-103, Class SA, 30 day SOFR + 3.250% 0.966% FRN 4/20/51	1,310,365	34,143
Series 2020-103, Class AD, 1.450% 1/16/63	300,152	252,028
Series 2022-3, Class B, 1.850% 2/16/61	500,000	300,867
Series 2020-175, Class GI, 2.000% 11/20/50	163,432	18,851

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-113, Class Z, 2.000% 9/16/61	$1,206,010	$802,923
Series 2022-115, Class MI, 2.500% 5/20/51	539,258	60,590
Series 2021-96, Class VI, 2.500% 6/20/51	467,681	68,211
Series 2021-176, Class IN, 2.500% 10/20/51	560,895	77,493
Series 2021-58, Class BI, 3.000% 3/20/51	705,501	106,617
Series 2021-98, Class IG, 3.000% 6/20/51	1,029,468	161,443
Series 2021-137, Class IQ, 3.000% 8/20/51	1,451,061	223,624
Series 2021-117, Class ID, 3.500% 6/20/51	792,757	95,550
		10,807,822
Pass-Through Securities — 21.7%
Federal Home Loan Mortgage Corp.
Pool #RB5138 2.000% 12/01/41	188,530	158,429
Pool #RB5145 2.000% 2/01/42	574,458	482,200
Pool #RA5731 2.000% 8/01/51	182,491	148,336
Pool #SD0715 2.000% 9/01/51	1,955,191	1,596,584
Pool #QK1449 2.500% 4/01/42	293,317	253,865
Pool #G08520 2.500% 1/01/43	528,599	455,473
Pool #SD7525 2.500% 10/01/50	689,847	586,767
Pool #RA3913 2.500% 11/01/50	1,340,929	1,140,562
Pool #RA4142 2.500% 12/01/50	78,970	67,121
Pool #SD7534 2.500% 2/01/51	162,901	138,814
Pool #RA4527 2.500% 2/01/51	71,253	60,228
Pool #SD1345 2.500% 10/01/51	297,477	250,493
Pool #SD7548 2.500% 11/01/51	843,006	714,340
Pool #SD7552 2.500% 1/01/52	669,047	566,305
Pool #QK1512 3.000% 5/01/42	191,470	170,218
Pool #QC3242 3.000% 6/01/51	526,216	463,247
Pool #SD8174 3.000% 10/01/51	2,326,563	2,029,890
Pool #QD6216 3.000% 2/01/52	98,655	86,202
Pool #G08632 3.500% 3/01/45	680,699	627,899
Pool #SD0958 3.500% 4/01/52	677,236	614,277
Pool #QE2057 3.500% 5/01/52	97,738	88,430
Pool #RA7378 3.500% 5/01/52	193,372	174,957
Pool #SD1218 4.000% 7/01/49	933,506	879,317
Pool #SD1022 4.000% 5/01/52	98,142	91,341
Pool #SD1132 4.000% 6/01/52	297,521	276,810
Pool #QE6418 4.000% 7/01/52	99,718	92,657
Pool #SD1143 4.500% 9/01/50	1,495,391	1,446,086
Pool #SD1305 5.000% 7/01/52	681,149	665,677
Federal National Mortgage Association
Pool #FS2528 1.500% 1/01/51	99,491	76,561
Pool #MA4280 1.500% 3/01/51	355,339	272,888
Pool #FS0504 2.000% 2/01/42	194,677	163,594
Pool #MA4606 2.000% 5/01/42	291,969	244,714
Pool #CA7224 2.000% 10/01/50	79,264	64,652
Pool #BR1035 2.000% 5/01/51	2,188,807	1,781,195
Pool #FS0734 2.000% 2/01/52	96,498	78,497
Pool #BS4941 2.460% 4/01/32	978,200	830,451
Pool #BV7697 2.500% 4/01/42	777,831	671,510
Pool #BP7887 2.500% 8/01/50	66,433	56,237
Pool #FM4052 2.500% 9/01/50	2,567,709	2,184,032
Pool #MA4256 2.500% 2/01/51	1,731,936	1,463,943
Pool #FS1924 2.500% 3/01/51	96,619	81,729
Pool #CB0414 2.500% 5/01/51	257,310	217,173
Pool #CB0458 2.500% 5/01/51	431,263	363,318
Pool #CB0517 2.500% 5/01/51	174,654	147,301
Pool #CB1666 2.500% 9/01/51	278,283	235,375

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS0028 2.500% 9/01/51	$93,819	$79,412
Pool #FM8786 2.500% 10/01/51	91,721	77,636
Pool #FM9846 2.500% 12/01/51	618,428	520,706
Pool #BT9482 2.500% 12/01/51	94,819	80,073
Pool #FS0174 2.500% 1/01/52	550,583	463,409
Pool #FS0439 2.500% 1/01/52 (i)	94,747	80,079
Pool #FS1938 2.500% 2/01/52	194,237	164,166
Pool #BF0546 2.500% 7/01/61	646,111	531,546
Pool #BF0560 2.500% 9/01/61	97,292	80,041
Pool #CA9344 3.000% 2/01/41	87,042	78,170
Pool #CB2136 3.000% 11/01/41	96,286	86,171
Pool #FS1542 3.000% 4/01/42	194,047	172,631
Pool #CB3542 3.000% 5/01/42	98,324	87,411
Pool #MA4643 3.000% 5/01/42	97,670	86,830
Pool #MA4632 3.000% 6/01/42	979,409	869,478
Pool #MA2248 3.000% 4/01/45	309,764	271,027
Pool #AS7661 3.000% 8/01/46	307,630	269,160
Pool #FM9934 3.000% 12/01/48	932,303	826,494
Pool #FM9564 3.000% 2/01/50	1,085,163	960,988
Pool #CB2164 3.000% 11/01/51	94,316	82,684
Pool #CB2929 3.000% 2/01/52	653,678	569,941
Pool #FS1289 3.000% 3/01/52	481,240	425,194
Pool #FS1877 3.000% 5/01/52	392,623	342,328
Pool #CB3833 3.000% 6/01/52	99,294	86,698
Pool #CB3386 3.500% 4/01/42	97,575	89,739
Pool #FM9993 3.500% 7/01/51	235,312	214,227
Pool #FS1240 3.500% 12/01/51	93,225	84,250
Pool #FS1241 3.500% 1/01/52	99,028	89,458
Pool #FS1462 3.500% 1/01/52	189,062	171,914
Pool #CB3126 3.500% 3/01/52	289,924	262,971
Pool #FS1207 3.500% 3/01/52	96,346	87,238
Pool #CB3255 3.500% 4/01/52	192,252	174,004
Pool #FS1555 3.500% 4/01/52	193,744	175,051
Pool #FS1092 3.500% 4/01/52	579,942	523,826
Pool #FS1454 3.500% 4/01/52	196,316	177,274
Pool #BV8546 3.500% 5/01/52	196,019	177,658
Pool #FS1556 3.500% 5/01/52	780,336	708,462
Pool #FS1866 3.500% 5/01/52	99,242	89,543
Pool #BS6565 3.740% 9/01/32	100,000	93,468
Pool #BS6215 3.840% 7/01/32	100,000	94,920
Pool #BS6149 3.840% 8/01/32	100,000	96,209
Pool #AX2501 4.000% 10/01/44	637,861	603,425
Pool #CB3614 4.000% 5/01/52	96,849	90,470
Pool #FS2023 4.000% 5/01/52	198,265	185,083
Pool #FS2061 4.000% 6/01/52	394,342	367,261
Pool #FS2066 4.000% 6/01/52	587,089	547,872
Pool #FS2185 4.000% 6/01/52	98,518	91,660
Pool #CB4121 4.000% 7/01/52	69,107	64,210
Pool #BW1473 4.500% 6/01/52	98,207	93,649
Pool #BW3446 4.500% 6/01/52	95,878	91,395
Pool #CB3918 4.500% 6/01/52	394,011	375,971
Pool #FS2172 4.500% 6/01/52	95,915	91,413
Pool #BW1954 4.500% 7/01/52	99,521	94,903
Pool #BW6145 4.500% 7/01/52	99,734	95,106
Pool #FS2475 4.500% 8/01/52	196,186	186,973
Government National Mortgage Association II
Pool #785662 2.500% 10/20/51	2,395,001	2,051,277
Pool #785764 2.500% 11/20/51	703,277	603,444

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA7590 3.000% 9/20/51	$2,073,956	$1,844,123
Pool #MA7883 3.500% 2/20/52	777,250	707,768
Pool #786216 3.500% 6/20/52	199,049	180,105
Government National Mortgage Association II TBA
2.500% 10/20/52 (i)	800,000	687,438
3.000% 10/20/52 (i)	1,800,000	1,589,906
3.500% 10/20/52 (i)	1,200,000	1,090,687
4.000% 10/20/52 (i)	900,000	839,953
4.500% 10/20/52 (i)	1,000,000	956,328
5.000% 10/20/52 (i)	300,000	293,250
Uniform Mortgage Backed Securities TBA
2.000% 10/13/52 (i)	2,100,000	1,700,344
2.500% 10/13/52 (i)	800,000	671,813
3.000% 10/13/52 (i)	500,000	435,000
		50,493,007
Whole Loans — 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, 30 day SOFR + 2.400%
4.681% FRN 2/25/42 (c)	1,864,000	1,749,149
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 30 day SOFR + 3.100%
5.381% FRN 3/25/42 (c)	2,000,000	1,863,658
		3,612,807

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $72,066,234)		64,913,636

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds & Notes — 6.8%
U.S. Treasury Bond
1.250% 5/15/50	13,710,000	7,669,031
2.000% 8/15/51	410,000	280,017
2.250% 5/15/41	2,110,000	1,595,028
2.250% 2/15/52	1,780,000	1,293,003
2.375% 2/15/42	3,000,000	2,299,688
2.375% 5/15/51	200,000	149,625
2.875% 5/15/52	1,730,000	1,451,308
3.000% 8/15/52	1,220,000	1,053,585
		15,791,285

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,346,034)		15,791,285

TOTAL BONDS & NOTES (Cost $267,056,499)		233,193,062

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $224,565)		80,677

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.9%

Diversified Financial Services — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	2,084,183	$2,084,183

TOTAL MUTUAL FUNDS (Cost $2,084,183)		2,084,183

TOTAL LONG-TERM INVESTMENTS (Cost $269,365,247)		235,357,922

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (k)	$100,962	$100,962

TOTAL SHORT-TERM INVESTMENTS (Cost $100,962)		100,962

TOTAL INVESTMENTS — 101.1% (Cost $269,466,209) (l)		235,458,884

Less Unfunded Loan Commitments — (0.0)%		(52,041)

NET INVESTMENTS — 101.1% (Cost $269,414,168)		235,406,843

Other Assets/(Liabilities) — (1.1)%		(2,545,094)

NET ASSETS — 100.0%		$232,861,749

Abbreviation Legend

FRN	Floating Rate Note
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at September 30, 2022 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $41,908,327 or 18.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $3,534,701 or 1.52% of net assets. The Fund received $1,538,844 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2022.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $100,969. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $103,009.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put JPY Call	Citigroup Global Markets, Inc.	10/06/22	131.39	463,667	USD	463,667	$—	$6,952	$(6,952)
USD Put CAD Call	Citigroup Global Markets, Inc.	10/11/22	1.27	285,000	USD	285,000	—	2,154	(2,154)
USD Put CAD Call	Citigroup Global Markets, Inc.	10/11/22	1.27	285,000	USD	285,000	—	2,165	(2,165)
USD Put CAD Call	Citigroup Global Markets, Inc.	10/11/22	1.27	856,000	USD	856,000	1	6,506	(6,505)
USD Put JPY Call	Goldman Sachs & Co.	10/05/22	131.55	1,562,456	USD	1,562,456	1	24,355	(24,354)
USD Put JPY Call	Goldman Sachs & Co.	10/06/22	131.50	518,110	USD	518,110	1	7,910	(7,909)
USD Put CAD Call	Goldman Sachs & Co.	10/14/22	1.27	858,000	USD	858,000	1	6,484	(6,483)
USD Put CAD Call	Morgan Stanley & Co. LLC	10/07/22	1.27	587,000	USD	587,000	1	4,308	(4,307)
							$5	$60,834	$(60,829)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	10/21/22	112.50	59	USD	6,611,688	$52,547	$59,508	$(6,961)
U.S. Treasury Note 10 Year Future	10/21/22	116.50	58	USD	6,499,625	6,344	31,101	(24,757)
U.S. Treasury Note 5 Year Future	10/21/22	111.50	14	USD	1,505,109	437	6,313	(5,876)
SOFR 1 Year Mid Curve Future	12/16/22	95.75	71	USD	16,999,175	11,094	54,724	(43,630)
SOFR 1 Year Mid Curve Future	12/16/22	96.50	40	USD	9,577,000	10,250	12,084	(1,834)
						$80,672	$163,730	$(83,058)

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put GBP Call	Citigroup Global Markets, inc.	10/27/22	1.21	1,275,646	USD	1,275,646	$(1,276)	$(12,597)	$11,321
USD Put GBP Call	Goldman Sachs & Co.	12/22/22	1.08	539,000	USD	539,000	(29,914)	(19,207)	(10,707)
USD Put GBP Call	JP Morgan Chase Bank N.A.	10/24/22	1.20	1,334,961	USD	1,334,961	(1,201)	(13,009)	11,808
USD Put GBP Call	JP Morgan Chase Bank N.A.	12/22/22	1.08	548,000	USD	548,000	(33,263)	(19,864)	(13,399)
USD Put GBP Call	Morgan Stanley & Co. LLC	12/22/22	1.12	1,082,000	USD	1,082,000	(35,273)	(23,332)	(11,941)
							$(100,927)	$(88,009)	$(12,918)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	10/21/22	119.00	102	USD	11,430,375	$(4,781)	$(33,980)	$29,199
U.S. Treasury Note 10 Year Future	11/25/22	115.50	118	USD	13,223,375	(59,000)	(59,218)	218
U.S. Treasury Note 10 Year Future	11/25/22	119.50	116	USD	12,999,250	(14,500)	(32,456)	17,956
Eurodollar Future	12/19/22	96.50	51	USD	12,152,025	(3,188)	(33,680)	30,492
Eurodollar Future	12/19/22	97.00	204	USD	48,608,100	(8,925)	(159,897)	150,972
3 Month SOFR Future	12/15/23	96.50	71	USD	16,999,175	(76,769)	(69,101)	(7,668)
3 Month SOFR Future	12/15/23	96.63	14	USD	3,351,950	(13,913)	(14,196)	283
						$(181,076)	$(402,528)	$221,452
Put
U.S. Treasury Note 10 Year Future	10/21/22	113.50	62	USD	6,947,875	$(122,063)	$(15,612)	$(106,451)
						$(303,139)	$(418,140)	$115,001

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	10/18/22	USD	561,606	EUR	554,000	$18,138
BNP Paribas SA	10/18/22	JPY	645,054,205	USD	4,768,017	(305,323)
BNP Paribas SA	10/18/22	NOK	12,348,502	EUR	1,193,228	(36,416)
Citibank N.A.	10/11/22	USD	136,009	JPY	18,339,724	9,211
Citibank N.A.	10/12/22	USD	610,330	CAD	778,870	46,491
Citibank N.A.	10/18/22	USD	588,666	CNH	3,940,000	36,747
Citibank N.A.	10/18/22	CAD	12,289,980	USD	9,485,508	(588,742)
Citibank N.A.	10/18/22	AUD	12,228,983	USD	8,322,461	(499,120)
Citibank N.A.	10/18/22	MXN	24,704,610	USD	1,165,791	57,731
Citibank N.A.	10/18/22	USD	2,108	IDR	31,730,000	25
Goldman Sachs International	10/07/22	USD	479,153	JPY	64,647,346	32,356
Goldman Sachs International	10/11/22	USD	155,433	JPY	20,960,140	10,518
Goldman Sachs International	10/17/22	USD	367,500	CAD	470,400	26,974
Goldman Sachs International	10/18/22	USD	1,170,053	GBP	1,060,000	(13,847)
Goldman Sachs International	10/18/22	GBP	2,198,870	USD	2,650,694	(194,805)
Goldman Sachs International	10/18/22	JPY	173,287,503	USD	1,256,812	(57,953)
Goldman Sachs International	10/18/22	EUR	507,000	USD	507,482	(10,120)
Goldman Sachs International	10/18/22	USD	1,785,171	CAD	2,372,798	67,493
Goldman Sachs International	10/18/22	USD	113,513	JPY	15,886,000	3,608
Goldman Sachs International	12/28/22	GBP	295,000	USD	319,338	10,488
Goldman Sachs International	12/28/22	USD	480,452	GBP	433,000	(3,666)
JP Morgan Chase Bank N.A.	10/18/22	USD	772,722	CNH	5,175,681	47,707
JP Morgan Chase Bank N.A.	10/18/22	CNH	4,685,681	USD	657,732	(1,357)
JP Morgan Chase Bank N.A.	10/18/22	IDR	13,598,570,000	USD	896,412	(3,757)
JP Morgan Chase Bank N.A.	10/18/22	USD	2,228,941	AUD	3,316,264	107,402
JP Morgan Chase Bank N.A.	10/18/22	USD	1,441,616	IDR	21,624,930,000	22,086
JP Morgan Chase Bank N.A.	12/28/22	GBP	296,000	USD	318,259	12,685
JP Morgan Chase Bank N.A.	1/18/23	USD	659,361	CNH	4,685,681	1,568
JP Morgan Chase Bank N.A.	1/18/23	USD	891,417	IDR	13,598,570,000	1,497
Morgan Stanley & Co. LLC	10/11/22	USD	252,119	CAD	321,780	19,176
Morgan Stanley & Co. LLC	10/18/22	CNH	4,430,000	USD	615,107	5,452
Morgan Stanley & Co. LLC	10/18/22	ZAR	6,598,022	USD	393,893	(29,824)
Morgan Stanley & Co. LLC	10/18/22	USD	431,576	CAD	570,000	18,951
Morgan Stanley & Co. LLC	10/18/22	USD	1,402,372	MXN	28,483,958	(8,326)
Morgan Stanley & Co. LLC	12/28/22	GBP	471,187	USD	522,287	4,526
Morgan Stanley & Co. LLC	12/28/22	USD	40,856	GBP	37,000	(511)
Morgan Stanley & Co. LLC	1/18/23	USD	616,734	CNH	4,430,000	(5,164)
						$(1,198,101)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-OAT	12/08/22	13	$1,761,332	$(78,037)
Australia Treasury Bond 10 Year	12/15/22	36	2,771,202	(74,314)
3 Month Euribor	12/19/22	51	12,406,796	(191,684)
90 Day Eurodollar	12/19/22	246	59,486,392	(870,742)
U.S. Treasury Ultra Bond	12/20/22	220	32,611,533	(2,471,533)
UK Long Gilt	12/28/22	13	1,594,218	(194,958)
U.S. Treasury Note 5 Year	12/30/22	690	76,761,595	(2,581,204)
90 Day Eurodollar	3/13/23	36	8,556,337	20,213
90 Day Eurodollar	6/19/23	47	11,320,049	(118,186)
3 Month SOFR	9/19/23	1	241,415	(2,377)
90 Day Eurodollar	12/18/23	23	5,551,386	(59,561)
3 Month SOFR	3/18/25	100	24,233,058	(154,308)
				$(6,776,691)
Short
Euro-Bund	12/08/22	10	$(1,415,572)	$58,301
Euro-Buxl 30 Year Bond	12/08/22	2	(314,339)	26,910
Japanese 10 Year Bond	12/13/22	4	(4,098,575)	(91)
U.S. Treasury Long Bond	12/20/22	45	(6,174,619)	486,338
U.S. Treasury Note 10 Year	12/20/22	247	(28,925,637)	1,246,199
U.S. Treasury Ultra 10 Year	12/20/22	72	(9,086,330)	555,455
U.S. Treasury Note 2 Year	12/30/22	35	(7,176,454)	(12,218)
3 Month SOFR	3/19/24	197	(47,412,177)	245,452
90 Day Eurodollar	3/17/25	58	(14,042,404)	105,004
				$2,711,350

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 39†	5.000%	Quarterly	12/20/2027	USD	1,412,200	$59,192	$57,815	$1,377

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 38†	5.000%	Quarterly	6/20/27	NR	USD	1,070,400	$(25,256)	$18,878	$(44,134)
CDX.NA.IG Series 39†	1.000%	Quarterly	12/20/27	BBB+	USD	52,479,000	(186,195)	(39,195)	(147,000)
							$(211,451)	$(20,317)	$(191,134)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.220%	Annually	12 Month SOFR	Annually	8/15/28	USD	22,000,000	$2,902,400	$1,925,763	$976,637
Fixed 2.850%	Annually	12 Month SOFR	Annually	2/15/29	USD	948,000	46,039	(12,109)	58,148
Fixed 2.000%	Annually	12 Month SOFR	Annually	3/18/32	USD	1,600,000	201,453	100,525	100,928
Fixed 1.650%	Annually	12 Month SOFR	Annually	8/15/47	USD	11,450,000	2,993,115	1,932,942	1,060,173
Fixed 2.600%	Annually	12 Month SOFR	Annually	2/15/48	USD	996,000	98,557	68,463	30,094
Fixed 3.050%	Annually	12 Month SOFR	Annually	2/15/48	USD	1,112,000	26,484	34,279	(7,795)
							$6,268,048	$4,049,863	$2,218,185

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand

MML Equity Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Basic Materials — 2.8%
Chemicals — 1.5%
Celanese Corp.	8,800	$794,992
Dow, Inc.	35,300	1,550,729
DuPont de Nemours, Inc.	28,400	1,431,360
Eastman Chemical Co.	10,200	724,710
FMC Corp.	7,000	739,900
Huntsman Corp.	6,398	157,007
LyondellBasell Industries NV Class A	15,808	1,190,026
The Mosaic Co.	28,100	1,358,073
Nutrien Ltd.	36,671	3,057,628
Olin Corp.	7,402	317,398
		11,321,823
Forest Products & Paper — 0.1%
International Paper Co.	18,000	570,600
Iron & Steel — 0.6%
Nucor Corp.	22,400	2,396,576
Reliance Steel & Aluminum Co.	4,700	819,727
Steel Dynamics, Inc.	15,700	1,113,915
		4,330,218
Mining — 0.6%
Alcoa Corp.	9,000	302,940
Freeport-McMoRan, Inc.	70,353	1,922,747
Newmont Corp.	44,000	1,849,320
		4,075,007
		20,297,648
Communications — 5.4%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	18,300	468,480
Omnicom Group, Inc.	16,000	1,009,440
		1,477,920
Internet — 1.3%
Alphabet, Inc. Class C (a)	82,422	7,924,875
Meta Platforms, Inc. Class A (a)	14,800	2,008,064
		9,932,939

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 1.4%
Comcast Corp. Class A	266,400	$7,813,512
Fox Corp. Class A	25,200	773,136
News Corp. Class A	18,000	271,980
Nexstar Media Group, Inc. Class A	2,000	333,700
The Walt Disney Co. (a)	10,200	962,166
		10,154,494
Telecommunications — 2.5%
AT&T, Inc.	333,300	5,112,822
Cisco Systems, Inc.	245,100	9,804,000
Corning, Inc.	42,668	1,238,225
Motorola Solutions, Inc.	8,653	1,938,013
		18,093,060
		39,658,413
Consumer, Cyclical — 6.6%
Apparel — 0.2%
Capri Holdings Ltd. (a)	8,300	319,052
Ralph Lauren Corp.	2,250	191,093
Skechers U.S.A., Inc. Class A (a)	6,900	218,868
Tapestry, Inc.	12,200	346,846
		1,075,859
Auto Manufacturers — 0.8%
Cummins, Inc.	6,800	1,383,868
Ford Motor Co.	290,400	3,252,480
PACCAR, Inc.	16,842	1,409,507
		6,045,855
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	11,700	367,380
Lear Corp.	3,500	418,915
		786,295
Distribution & Wholesale — 0.1%
LKQ Corp.	22,600	1,065,590
Home Builders — 0.7%
D.R. Horton, Inc.	27,300	1,838,655
Lennar Corp. Class A	20,600	1,535,730
NVR, Inc. (a)	200	797,416
PulteGroup, Inc.	20,100	753,750
		4,925,551
Home Furnishing — 0.1%
Whirlpool Corp.	4,600	620,126
Housewares — 0.0%
Newell Brands, Inc.	20,100	279,189
Leisure Time — 0.1%
Brunswick Corp.	5,700	373,065

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Polaris, Inc. (b)	3,000	$286,950
		660,015
Lodging — 0.1%
Boyd Gaming Corp.	3,298	157,150
Hilton Worldwide Holdings, Inc.	376	45,353
Marriott International, Inc. Class A	2,376	332,972
		535,475
Retail — 4.4%
AutoNation, Inc. (a)	6,500	662,155
AutoZone, Inc. (a)	1,500	3,212,895
Best Buy Co., Inc.	10,500	665,070
Darden Restaurants, Inc.	3,600	454,752
Dick's Sporting Goods, Inc. (b)	2,400	251,136
Dollar General Corp.	9,219	2,211,269
Lithia Motors, Inc.	1,300	278,915
Lowe's Cos., Inc.	54,600	10,254,426
McDonald's Corp.	14,400	3,322,656
Penske Automotive Group, Inc.	4,700	462,621
Ross Stores, Inc.	9,823	827,784
The TJX Cos., Inc.	18,995	1,179,970
Walgreens Boots Alliance, Inc.	50,200	1,576,280
Walmart, Inc.	33,277	4,316,027
Williams-Sonoma, Inc.	3,100	365,335
Yum! Brands, Inc.	16,756	1,781,833
		31,823,124
		47,817,079
Consumer, Non-cyclical — 28.5%
Agriculture — 3.0%
Altria Group, Inc.	107,500	4,340,850
Archer-Daniels-Midland Co.	41,500	3,338,675
Darling Ingredients, Inc. (a)	7,900	522,585
Philip Morris International, Inc.	167,632	13,915,132
		22,117,242
Beverages — 0.9%
The Coca-Cola Co.	17,400	974,748
Keurig Dr Pepper, Inc.	107,250	3,841,695
Molson Coors Beverage Co. Class B	9,746	467,711
Monster Beverage Corp. (a)	14,989	1,303,443
		6,587,597
Biotechnology — 2.3%
Amgen, Inc.	26,000	5,860,400
Biogen, Inc. (a)	6,200	1,655,400
Gilead Sciences, Inc.	69,100	4,262,779
Regeneron Pharmaceuticals, Inc. (a)	7,006	4,826,223
		16,604,802
Commercial Services — 0.6%
AMERCO	1,700	865,674

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FleetCor Technologies, Inc. (a)	3,500	$616,595
Global Payments, Inc.	4,000	432,200
Robert Half International, Inc.	5,100	390,150
Service Corp. International	13,100	756,394
United Rentals, Inc. (a)	4,200	1,134,504
		4,195,517
Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	25,100	3,168,875
Food — 1.6%
Campbell Soup Co.	9,036	425,776
Conagra Brands, Inc.	23,255	758,811
Ingredion, Inc.	1,400	112,728
The J.M. Smucker Co.	6,300	865,683
Kellogg Co.	18,700	1,302,642
The Kraft Heinz Co.	71,400	2,381,190
The Kroger Co.	43,400	1,898,750
Mondelez International, Inc. Class A	52,157	2,859,768
Tyson Foods, Inc. Class A	17,100	1,127,403
		11,732,751
Health Care – Products — 1.8%
Abbott Laboratories	25,096	2,428,289
Danaher Corp.	15,028	3,881,582
Henry Schein, Inc. (a)	8,100	532,737
Hologic, Inc. (a)	13,900	896,828
PerkinElmer, Inc.	8,675	1,043,863
Steris PLC	457	75,990
Stryker Corp.	5,800	1,174,732
Thermo Fisher Scientific, Inc.	6,609	3,352,019
		13,386,040
Health Care – Services — 5.3%
Centene Corp. (a)	92,534	7,200,071
DaVita, Inc. (a)	8,400	695,268
Elevance Health, Inc.	40,025	18,180,956
HCA Healthcare, Inc.	33,760	6,204,750
Laboratory Corp. of America Holdings	7,300	1,495,113
Quest Diagnostics, Inc.	10,100	1,239,169
UnitedHealth Group, Inc.	5,713	2,885,294
Universal Health Services, Inc. Class B	5,700	502,626
		38,403,247
Pharmaceuticals — 12.6%
AbbVie, Inc.	130,037	17,452,266
AmerisourceBergen Corp.	15,400	2,084,082
AstraZeneca PLC Sponsored ADR	68,519	3,757,582
Becton Dickinson and Co.	46,843	10,438,026
Bristol-Myers Squibb Co.	103,300	7,343,597
Cardinal Health, Inc.	13,208	880,709
Cigna Corp.	24,601	6,826,040
CVS Health Corp.	72,785	6,941,505
Johnson & Johnson	42,604	6,959,789
McKesson Corp.	12,000	4,078,440
Merck & Co., Inc.	132,200	11,385,064

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	272,100	$11,907,096
Sanofi ADR	32,908	1,251,162
		91,305,358
		207,501,429
Energy — 8.1%
Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	6,200	820,074
Oil & Gas — 7.2%
APA Corp.	20,000	683,800
Chevron Corp.	38,639	5,551,265
ConocoPhillips	18,200	1,862,588
Devon Energy Corp.	30,600	1,839,978
Diamondback Energy, Inc.	8,400	1,011,864
EOG Resources, Inc.	43,700	4,882,601
Exxon Mobil Corp.	311,868	27,229,195
Marathon Oil Corp.	42,915	969,021
Ovintiv, Inc.	14,500	667,000
PDC Energy, Inc.	4,100	236,939
Pioneer Natural Resources Co.	11,200	2,425,136
TotalEnergies SE	57,076	2,686,563
Valero Energy Corp.	23,800	2,543,030
		52,588,980
Pipelines — 0.8%
Kinder Morgan, Inc.	131,900	2,194,816
ONEOK, Inc.	24,500	1,255,380
TC Energy Corp.	39,706	1,599,755
The Williams Cos., Inc.	24,807	710,224
		5,760,175
		59,169,229
Financial — 20.7%
Banks — 10.9%
Bank of America Corp.	724,842	21,890,228
The Bank of New York Mellon Corp.	51,800	1,995,336
BOK Financial Corp.	3,100	275,466
Comerica, Inc.	8,100	575,910
Commerce Bancshares, Inc.	7,130	471,721
East West Bancorp, Inc.	8,300	557,262
Fifth Third Bancorp	41,400	1,323,144
First Horizon Corp.	23,813	545,318
The Goldman Sachs Group, Inc.	19,800	5,802,390
Huntington Bancshares, Inc.	67,500	889,650
JP Morgan Chase & Co.	165,598	17,304,991
KeyCorp.	56,900	911,538
Morgan Stanley	80,400	6,352,404
Northern Trust Corp.	12,100	1,035,276
Pinnacle Financial Partners, Inc.	2,000	162,200
The PNC Financial Services Group, Inc.	24,600	3,675,732
Prosperity Bancshares, Inc.	4,400	293,392
Regions Financial Corp.	55,900	1,121,913
Synovus Financial Corp.	3,600	135,036

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Truist Financial Corp.	77,900	$3,391,766
US Bancorp	86,873	3,502,719
Wells Fargo & Co.	164,354	6,610,318
Zions Bancorp NA	9,500	483,170
		79,306,880
Diversified Financial Services — 1.5%
American Express Co.	45,200	6,097,932
Ameriprise Financial, Inc.	6,600	1,662,870
The Charles Schwab Corp.	7,119	511,643
Credit Acceptance Corp. (a)	1,000	438,000
Discover Financial Services	17,100	1,554,732
SEI Investments Co.	8,400	412,020
The Western Union Co.	18,800	253,800
		10,930,997
Insurance — 7.4%
Aflac, Inc.	40,800	2,292,960
The Allstate Corp.	21,900	2,727,207
American Financial Group, Inc.	5,000	614,650
American International Group, Inc.	33,129	1,572,965
Arch Capital Group Ltd. (a)	23,300	1,061,082
Assurant, Inc.	3,500	508,445
Chubb Ltd.	60,841	11,065,761
Cincinnati Financial Corp.	9,400	841,958
Corebridge Financial, Inc. (a)	13,163	259,179
Equitable Holdings, Inc.	25,800	679,830
Everest Re Group Ltd.	2,800	734,832
Fidelity National Financial, Inc.	16,600	600,920
First American Financial Corp.	6,400	295,040
Globe Life, Inc.	5,400	538,380
The Hartford Financial Services Group, Inc.	35,811	2,218,133
Lincoln National Corp.	11,300	496,183
Loews Corp.	15,600	777,504
Markel Corp. (a)	890	964,956
MetLife, Inc.	90,675	5,511,227
Old Republic International Corp.	12,100	253,253
Principal Financial Group, Inc.	16,000	1,154,400
The Progressive Corp.	34,600	4,020,866
Prudential Financial, Inc.	22,900	1,964,362
Reinsurance Group of America, Inc.	3,197	402,215
RenaissanceRe Holdings Ltd.	2,700	379,053
The Travelers Cos., Inc.	54,601	8,364,873
Unum Group	9,700	376,360
Voya Financial, Inc.	7,700	465,850
W.R. Berkley Corp.	15,600	1,007,448
Willis Towers Watson PLC	7,500	1,507,050
		53,656,942
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	13,646	921,241
Jones Lang LaSalle, Inc. (a)	3,800	574,066
		1,495,307
Real Estate Investment Trusts (REITS) — 0.7%
AvalonBay Communities, Inc.	4,400	810,436

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equity Residential	9,900	$665,478
Prologis, Inc.	28,347	2,880,055
Weyerhaeuser Co.	25,200	719,712
		5,075,681
		150,465,807
Industrial — 9.5%
Aerospace & Defense — 2.1%
L3 Harris Technologies, Inc.	32,161	6,684,021
Lockheed Martin Corp.	15,300	5,910,237
Northrop Grumman Corp.	6,200	2,915,984
		15,510,242
Building Materials — 0.5%
Builders FirstSource, Inc. (a)	8,400	494,928
Carrier Global Corp.	39,307	1,397,757
Masco Corp.	19,600	915,124
Owens Corning	8,100	636,741
		3,444,550
Electronics — 0.9%
Arrow Electronics, Inc. (a)	5,600	516,264
Honeywell International, Inc.	13,748	2,295,504
Hubbell, Inc.	11,846	2,641,658
Jabil, Inc.	11,300	652,123
Sensata Technologies Holding PLC	8,200	305,696
TE Connectivity Ltd.	414	45,689
		6,456,934
Engineering & Construction — 0.0%
TopBuild Corp. (a)	500	82,390
Environmental Controls — 0.3%
Republic Services, Inc.	14,428	1,962,785
Hand & Machine Tools — 0.1%
Snap-on, Inc.	4,000	805,400
Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	24,700	4,052,776
Oshkosh Corp.	3,600	253,044
		4,305,820
Machinery – Diversified — 1.1%
AGCO Corp.	3,650	351,021
Deere & Co.	18,000	6,010,020
Dover Corp.	7,000	816,060
Ingersoll Rand, Inc.	14,001	605,683
		7,782,784
Miscellaneous - Manufacturing — 1.4%
Eaton Corp. PLC	23,171	3,090,084
General Electric Co.	55,437	3,432,105

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Parker-Hannifin Corp.	7,500	$1,817,325
Siemens AG Registered	11,797	1,167,590
Textron, Inc.	17,000	990,420
		10,497,524
Packaging & Containers — 0.6%
Amcor PLC	117,100	1,256,483
Berry Global Group, Inc. (a)	6,600	307,098
Crown Holdings, Inc.	10,100	818,403
Packaging Corp. of America	7,000	786,030
Sealed Air Corp.	11,700	520,767
WestRock Co.	12,300	379,947
		4,068,728
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,500	553,750
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	7,200	693,432
CSX Corp.	87,657	2,335,182
Expeditors International of Washington, Inc.	9,400	830,114
FedEx Corp.	12,500	1,855,875
Knight-Swift Transportation Holdings, Inc.	9,700	474,621
Norfolk Southern Corp.	2,484	520,771
Union Pacific Corp.	1,277	248,785
United Parcel Service, Inc. Class B	40,200	6,493,908
		13,452,688
		68,923,595
Technology — 7.3%
Computers — 1.8%
CACI International, Inc. Class A (a)	1,200	313,272
Cognizant Technology Solutions Corp. Class A	24,200	1,390,048
Dell Technologies, Inc. Class C	12,900	440,793
DXC Technology Co. (a)	11,200	274,176
Hewlett Packard Enterprise Co.	96,500	1,156,070
HP, Inc.	96,300	2,399,796
International Business Machines Corp.	49,400	5,869,214
Leidos Holdings, Inc.	6,649	581,588
NetApp, Inc.	10,100	624,685
		13,049,642
Semiconductors — 2.1%
Analog Devices, Inc.	1,722	239,943
Broadcom, Inc.	3,900	1,731,639
KLA Corp.	18,276	5,530,866
QUALCOMM, Inc.	69,520	7,854,370
Texas Instruments, Inc.	2,100	325,038
		15,681,856
Software — 3.4%
Fidelity National Information Services, Inc.	28,400	2,146,188
Fiserv, Inc. (a)	64,313	6,017,767
Microsoft Corp.	13,155	3,063,800

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	219,300	$13,392,651
		24,620,406
		53,351,904
Utilities — 6.9%
Electric — 6.7%
Alliant Energy Corp.	14,700	778,953
Ameren Corp.	18,000	1,449,900
American Electric Power Co., Inc.	33,936	2,933,767
Dominion Energy, Inc.	128,318	8,868,057
DTE Energy Co.	10,700	1,231,035
Duke Energy Corp.	43,268	4,024,789
Edison International	20,900	1,182,522
Entergy Corp.	11,800	1,187,434
Evergy, Inc.	13,400	795,960
Eversource Energy	18,900	1,473,444
Exelon Corp.	104,660	3,920,564
FirstEnergy Corp.	11,100	410,700
OGE Energy Corp.	9,661	352,240
Pinnacle West Capital Corp.	5,398	348,225
PPL Corp.	41,400	1,049,490
Public Service Enterprise Group, Inc.	39,400	2,215,462
Sempra Energy	38,182	5,725,009
The Southern Co.	128,127	8,712,636
Vistra Corp.	26,700	560,700
WEC Energy Group, Inc.	2,800	250,404
Xcel Energy, Inc.	23,095	1,478,080
		48,949,371
Gas — 0.2%
National Fuel Gas Co.	4,400	270,820
NiSource, Inc.	26,200	659,978
UGI Corp.	9,800	316,834
		1,247,632
		50,197,003

TOTAL COMMON STOCK (Cost $656,423,791)		697,382,107

TOTAL EQUITIES (Cost $656,423,791)		697,382,107

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
iShares Russell 1000 Value ETF	67,839	9,225,425

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c)	126,926	$126,926
		9,352,351

TOTAL MUTUAL FUNDS (Cost $9,447,522)		9,352,351

TOTAL LONG-TERM INVESTMENTS (Cost $665,871,313)		706,734,458

SHORT-TERM INVESTMENTS — 3.0%
Mutual Fund — 2.4%
T. Rowe Price Government Reserve Investment Fund	17,149,227	17,149,227

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (d)	$4,685,297	4,685,297

TOTAL SHORT-TERM INVESTMENTS (Cost $21,834,524)		21,834,524

TOTAL INVESTMENTS — 100.1% (Cost $687,705,837) (e)		728,568,982

Other Assets/(Liabilities) — (0.1)%		(639,142)

NET ASSETS — 100.0%		$727,929,840

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $414,437 or 0.06% of net assets. The Fund received $297,509 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $4,685,622. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 9/15/25, and an aggregate market value, including accrued interest, of $4,779,162.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Momentum Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 1.1%
Chemicals — 0.8%
CF Industries Holdings, Inc.	1,805	$173,731
The Mosaic Co.	2,227	107,631
		281,362
Iron & Steel — 0.3%
Nucor Corp.	1,145	122,504
		403,866
Communications — 0.2%
Media — 0.2%
FactSet Research Systems, Inc.	184	73,620
Consumer, Cyclical — 5.0%
Distribution & Wholesale — 0.3%
W.W. Grainger, Inc.	227	111,046
Retail — 4.7%
AutoZone, Inc. (a)	109	233,470
Costco Wholesale Corp.	2,247	1,061,191
Dollar Tree, Inc. (a)	1,386	188,635
Genuine Parts Co.	748	111,691
O'Reilly Automotive, Inc. (a)	256	180,058
		1,775,045
		1,886,091
Consumer, Non-cyclical — 42.4%
Agriculture — 0.8%
Archer-Daniels-Midland Co.	3,780	304,101
Beverages — 6.1%
The Coca-Cola Co.	19,157	1,073,175
Keurig Dr Pepper, Inc.	3,493	125,119
Molson Coors Beverage Co. Class B	958	45,974
PepsiCo, Inc.	6,602	1,077,843
		2,322,111
Biotechnology — 1.9%
Corteva, Inc.	4,386	250,660

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	1,657	$479,768
		730,428
Commercial Services — 1.4%
Automatic Data Processing, Inc.	1,801	407,368
Quanta Services, Inc.	906	115,416
		522,784
Food — 2.1%
Campbell Soup Co.	901	42,455
General Mills, Inc.	3,931	301,154
The Hershey Co.	1,008	222,234
Kellogg Co.	1,381	96,200
Lamb Weston Holdings, Inc.	612	47,357
Tyson Foods, Inc. Class A	1,525	100,543
		809,943
Health Care – Services — 10.4%
Centene Corp. (a)	2,896	225,338
Elevance Health, Inc.	1,212	550,539
Molina Healthcare, Inc. (a)	247	81,470
UnitedHealth Group, Inc.	6,109	3,085,289
		3,942,636
Pharmaceuticals — 19.7%
AbbVie, Inc.	11,155	1,497,113
AmerisourceBergen Corp.	802	108,535
Bristol-Myers Squibb Co.	9,205	654,383
Cigna Corp.	1,415	392,620
CVS Health Corp.	6,158	587,289
Eli Lilly & Co.	5,018	1,622,570
McKesson Corp.	1,312	445,909
Merck & Co., Inc.	12,220	1,052,386
Pfizer, Inc.	24,655	1,078,903
		7,439,708
		16,071,711
Energy — 28.8%
Energy – Alternate Sources — 0.4%
Enphase Energy, Inc. (a)	582	161,487
Oil & Gas — 26.6%
APA Corp.	2,453	83,868
Chevron Corp.	16,408	2,357,338
ConocoPhillips	10,659	1,090,842
Coterra Energy, Inc.	7,207	188,247
Devon Energy Corp.	5,977	359,397
Diamondback Energy, Inc.	1,218	146,720
EOG Resources, Inc.	4,001	447,032
Exxon Mobil Corp.	37,971	3,315,248
Hess Corp.	1,581	172,313
Marathon Oil Corp.	6,138	138,596
Marathon Petroleum Corp.	4,291	426,225
Occidental Petroleum Corp.	6,802	417,983

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips 66	2,094	$169,028
Pioneer Natural Resources Co.	2,012	435,658
Valero Energy Corp.	2,972	317,558
		10,066,053
Oil & Gas Services — 0.9%
Halliburton Co.	4,588	112,957
Schlumberger NV	6,056	217,410
		330,367
Pipelines — 0.9%
ONEOK, Inc.	1,979	101,404
The Williams Cos., Inc.	9,182	262,881
		364,285
		10,922,192
Financial — 9.8%
Banks — 0.5%
Comerica, Inc.	490	34,839
M&T Bank Corp.	973	171,560
		206,399
Diversified Financial Services — 0.2%
Raymond James Financial, Inc.	727	71,842
Insurance — 8.2%
Arthur J Gallagher & Co.	1,277	218,648
Assurant, Inc.	222	32,250
Berkshire Hathaway, Inc. Class B (a)	6,493	1,733,761
Brown & Brown, Inc.	1,066	64,472
Chubb Ltd.	1,738	316,107
Marsh & McLennan Cos., Inc.	1,999	298,431
The Progressive Corp.	3,078	357,694
W.R. Berkley Corp.	1,304	84,212
		3,105,575
Real Estate Investment Trusts (REITS) — 0.9%
Public Storage	581	170,123
Realty Income Corp.	2,628	152,949
		323,072
		3,706,888
Industrial — 3.1%
Aerospace & Defense — 1.7%
General Dynamics Corp.	1,099	233,175
Northrop Grumman Corp.	871	409,649
		642,824
Environmental Controls — 1.0%
Republic Services, Inc.	1,011	137,536

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Management, Inc.	1,560	$249,928
		387,464
Packaging & Containers — 0.2%
Amcor PLC	6,576	70,560
Transportation — 0.2%
C.H. Robinson Worldwide, Inc.	609	58,653
		1,159,501
Technology — 2.2%
Computers — 0.2%
HP, Inc.	3,365	83,856
Semiconductors — 0.4%
ON Semiconductor Corp. (a)	2,632	164,052
Software — 1.6%
Cadence Design Systems, Inc. (a)	1,168	190,886
Jack Henry & Associates, Inc.	361	65,799
Paychex, Inc.	1,288	144,527
Synopsys, Inc. (a)	664	202,859
		604,071
		851,979
Utilities — 7.4%
Electric — 7.0%
Ameren Corp.	1,176	94,727
American Electric Power Co., Inc.	2,483	214,655
CenterPoint Energy, Inc.	3,940	111,029
CMS Energy Corp.	1,306	76,062
Consolidated Edison, Inc.	3,015	258,566
Dominion Energy, Inc.	3,642	251,699
DTE Energy Co.	915	105,271
Edison International	2,442	138,168
Entergy Corp.	908	91,372
Exelon Corp.	8,611	322,568
FirstEnergy Corp.	2,194	81,178
Sempra Energy	2,140	320,872
The Southern Co.	6,827	464,236
WEC Energy Group, Inc.	1,366	122,161
		2,652,564
Gas — 0.4%
Atmos Energy Corp.	874	89,017

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NiSource, Inc.	2,621	$66,023
		155,040
		2,807,604

TOTAL COMMON STOCK (Cost $39,616,863)		37,883,452

TOTAL EQUITIES (Cost $39,616,863)		37,883,452

TOTAL LONG-TERM INVESTMENTS (Cost $39,616,863)		37,883,452

TOTAL INVESTMENTS — 100.0% (Cost $39,616,863) (b)		37,883,452

Other Assets/(Liabilities) — 0.0%		(16,007)

NET ASSETS — 100.0%		$37,867,445

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 2.0%
Chemicals — 1.4%
Air Products & Chemicals, Inc.	61	$14,196
Celanese Corp.	129	11,654
CF Industries Holdings, Inc.	358	34,457
Dow, Inc.	451	19,812
DuPont de Nemours, Inc.	245	12,348
Huntsman Corp.	396	9,718
Linde PLC	1,506	406,003
LyondellBasell Industries NV Class A	338	25,445
The Sherwin-Williams Co.	273	55,897
		589,530
Iron & Steel — 0.4%
Nucor Corp.	861	92,118
Reliance Steel & Aluminum Co.	226	39,417
Steel Dynamics, Inc.	368	26,110
		157,645
Mining — 0.2%
Newmont Corp.	1,280	53,798
Royal Gold, Inc.	107	10,039
		63,837
		811,012
Communications — 6.1%
Advertising — 0.0%
The Interpublic Group of Cos., Inc.	461	11,802
Internet — 4.6%
Alphabet, Inc. Class A (a)	10,576	1,011,594
Alphabet, Inc. Class C (a)	7,746	744,778
Amazon.com, Inc. (a)	311	35,143
Booking Holdings, Inc. (a)	20	32,864
Meta Platforms, Inc. Class A (a)	120	16,282
Palo Alto Networks, Inc. (a)	87	14,250
		1,854,911
Media — 0.3%
Comcast Corp. Class A	885	25,957
FactSet Research Systems, Inc.	219	87,624
		113,581

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 1.2%
Arista Networks, Inc. (a)	305	$34,432
AT&T, Inc.	5,353	82,115
Cisco Systems, Inc.	5,284	211,360
Corning, Inc.	346	10,041
Juniper Networks, Inc.	511	13,347
Motorola Solutions, Inc.	255	57,112
T-Mobile US, Inc. (a)	147	19,723
Verizon Communications, Inc.	1,838	69,789
		497,919
		2,478,213
Consumer, Cyclical — 9.4%
Apparel — 0.2%
NIKE, Inc. Class B	978	81,291
Auto Manufacturers — 0.1%
Cummins, Inc.	130	26,456
PACCAR, Inc.	255	21,341
		47,797
Auto Parts & Equipment — 0.0%
Gentex Corp.	562	13,398
Distribution & Wholesale — 0.4%
Copart, Inc. (a)	236	25,110
Fastenal Co.	1,762	81,123
W.W. Grainger, Inc.	88	43,049
Watsco, Inc.	61	15,705
		164,987
Retail — 8.7%
Advance Auto Parts, Inc.	90	14,071
AutoZone, Inc. (a)	108	231,328
Chipotle Mexican Grill, Inc. (a)	17	25,547
Costco Wholesale Corp.	2,518	1,189,176
Dollar General Corp.	272	65,242
Dollar Tree, Inc. (a)	235	31,984
Genuine Parts Co.	292	43,601
The Home Depot, Inc.	2,413	665,843
Lowe's Cos., Inc.	1,149	215,794
McDonald's Corp.	1,299	299,731
O'Reilly Automotive, Inc. (a)	248	174,431
Starbucks Corp.	234	19,717
Target Corp.	85	12,613
The TJX Cos., Inc.	2,144	133,185
Tractor Supply Co.	376	69,891
Walgreens Boots Alliance, Inc.	280	8,792
Walmart, Inc.	1,925	249,672
Yum! Brands, Inc.	708	75,289
		3,525,907
		3,833,380

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 37.3%
Agriculture — 2.2%
Altria Group, Inc.	5,329	$215,185
Archer-Daniels-Midland Co.	3,878	311,985
Bunge Ltd.	145	11,973
Darling Ingredients, Inc. (a)	187	12,370
Philip Morris International, Inc.	4,224	350,634
		902,147
Beverages — 3.0%
The Coca-Cola Co.	9,758	546,643
Constellation Brands, Inc. Class A	137	31,466
Keurig Dr Pepper, Inc.	512	18,340
Monster Beverage Corp. (a)	767	66,699
PepsiCo, Inc.	3,257	531,738
		1,194,886
Biotechnology — 2.9%
Amgen, Inc.	1,012	228,105
Corteva, Inc.	2,278	130,188
Gilead Sciences, Inc.	1,544	95,249
Incyte Corp. (a)	155	10,329
Regeneron Pharmaceuticals, Inc. (a)	436	300,347
United Therapeutics Corp. (a)	61	12,772
Vertex Pharmaceuticals, Inc. (a)	1,329	384,799
		1,161,789
Commercial Services — 2.1%
Automatic Data Processing, Inc.	1,849	418,225
Cintas Corp.	117	45,418
FTI Consulting, Inc. (a)	154	25,519
Gartner, Inc. (a)	145	40,120
Moody's Corp.	192	46,677
Robert Half International, Inc.	311	23,792
Rollins, Inc.	973	33,744
S&P Global, Inc.	590	180,156
Service Corp. International	263	15,186
Verisk Analytics, Inc.	181	30,866
		859,703
Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.	1,788	125,607
The Estee Lauder Cos., Inc. Class A	81	17,488
The Procter & Gamble Co.	8,529	1,076,786
		1,219,881
Food — 0.8%
General Mills, Inc.	656	50,256
The Hershey Co.	341	75,180
The J.M. Smucker Co.	105	14,428
Kellogg Co.	285	19,853
The Kroger Co.	1,584	69,300
McCormick & Co., Inc.	182	12,971
Mondelez International, Inc. Class A	1,294	70,950

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	393	$25,911
		338,849
Health Care – Products — 2.7%
Abbott Laboratories	5,197	502,862
Boston Scientific Corp. (a)	409	15,841
Danaher Corp.	548	141,543
Edwards Lifesciences Corp. (a)	850	70,235
Henry Schein, Inc. (a)	474	31,175
Hologic, Inc. (a)	960	61,939
Intuitive Surgical, Inc. (a)	97	18,182
Medtronic PLC	487	39,325
ResMed, Inc.	119	25,978
Stryker Corp.	161	32,609
Thermo Fisher Scientific, Inc.	206	104,481
Waters Corp. (a)	91	24,527
West Pharmaceutical Services, Inc.	93	22,885
		1,091,582
Health Care – Services — 4.1%
Chemed Corp.	61	26,630
Elevance Health, Inc.	321	145,811
HCA Healthcare, Inc.	92	16,909
Laboratory Corp. of America Holdings	114	23,348
Molina Healthcare, Inc. (a)	137	45,188
Quest Diagnostics, Inc.	434	53,248
UnitedHealth Group, Inc.	2,646	1,336,336
		1,647,470
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	442	31,577
Kimberly-Clark Corp.	502	56,495
		88,072
Pharmaceuticals — 16.3%
AbbVie, Inc.	4,091	549,053
Becton Dickinson and Co.	336	74,871
Bristol-Myers Squibb Co.	5,146	365,829
Cigna Corp.	195	54,107
CVS Health Corp.	2,345	223,643
Eli Lilly & Co.	2,781	899,236
Johnson & Johnson	10,764	1,758,407
McKesson Corp.	1,054	358,223
Merck & Co., Inc.	4,680	403,041
Pfizer, Inc.	42,613	1,864,745
Premier, Inc. Class A	339	11,506
Zoetis, Inc.	338	50,122
		6,612,783
		15,117,162
Energy — 9.8%
Oil & Gas — 9.6%
Chesapeake Energy Corp. (b)	159	14,979

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chevron Corp.	10,162	$1,459,975
ConocoPhillips	2,013	206,010
EOG Resources, Inc.	716	79,999
Exxon Mobil Corp.	21,787	1,902,223
Hess Corp.	106	11,553
Marathon Petroleum Corp.	529	52,546
Phillips 66	749	60,459
Pioneer Natural Resources Co.	167	36,161
Valero Energy Corp.	577	61,652
		3,885,557
Oil & Gas Services — 0.0%
Baker Hughes Co.	351	7,357
Pipelines — 0.2%
Cheniere Energy, Inc.	167	27,707
Kinder Morgan, Inc.	1,027	17,089
The Williams Cos., Inc.	803	22,990
		67,786
		3,960,700
Financial — 10.9%
Banks — 0.1%
JP Morgan Chase & Co.	104	10,868
Wells Fargo & Co.	279	11,222
		22,090
Diversified Financial Services — 1.8%
American Express Co.	216	29,141
Apollo Global Management, Inc.	281	13,066
Cboe Global Markets, Inc.	141	16,549
Mastercard, Inc. Class A	1,181	335,806
SEI Investments Co.	222	10,889
Visa, Inc. Class A	1,925	341,976
		747,427
Insurance — 6.9%
The Allstate Corp.	235	29,264
Aon PLC Class A	182	48,752
Arch Capital Group Ltd. (a)	452	20,584
Arthur J Gallagher & Co.	150	25,683
Berkshire Hathaway, Inc. Class B (a)	7,379	1,970,341
Brown & Brown, Inc.	400	24,192
Chubb Ltd.	570	103,672
Cincinnati Financial Corp.	451	40,396
Markel Corp. (a)	20	21,684
Marsh & McLennan Cos., Inc.	2,221	331,573
The Progressive Corp.	989	114,932
The Travelers Cos., Inc.	140	21,448
W.R. Berkley Corp.	202	13,045
Willis Towers Watson PLC	188	37,777
		2,803,343

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 0.5%
Blackstone, Inc.	2,267	$189,748
Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	251	16,945
Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp.	195	41,867
AvalonBay Communities, Inc.	119	21,919
Crown Castle, Inc.	118	17,057
Digital Realty Trust, Inc.	95	9,422
Equity Residential	433	29,106
Extra Space Storage, Inc.	402	69,429
Mid-America Apartment Communities, Inc.	113	17,523
Prologis, Inc.	1,190	120,904
Public Storage	757	221,657
Weyerhaeuser Co.	2,774	79,225
		628,109
		4,407,662
Industrial — 5.4%
Aerospace & Defense — 1.8%
General Dynamics Corp.	402	85,292
L3 Harris Technologies, Inc.	278	57,777
Lockheed Martin Corp.	947	365,817
Northrop Grumman Corp.	289	135,922
Raytheon Technologies Corp.	791	64,751
		709,559
Building Materials — 0.0%
Masco Corp.	318	14,847
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	116	13,156
Emerson Electric Co.	382	27,970
		41,126
Electronics — 0.5%
Agilent Technologies, Inc.	226	27,470
Amphenol Corp. Class A	463	31,003
Honeywell International, Inc.	333	55,601
Hubbell, Inc.	58	12,934
Keysight Technologies, Inc. (a)	281	44,218
Mettler-Toledo International, Inc. (a)	36	39,028
		210,254
Environmental Controls — 0.9%
Republic Services, Inc.	645	87,746
Tetra Tech, Inc.	133	17,095
Waste Management, Inc.	1,544	247,364
		352,205

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	116	$14,583
Snap-on, Inc.	122	24,565
		39,148
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	275	45,122
Machinery – Diversified — 0.2%
Deere & Co.	88	29,382
Graco, Inc.	236	14,148
Nordson Corp.	76	16,133
Otis Worldwide Corp.	375	23,925
		83,588
Miscellaneous - Manufacturing — 0.3%
3M Co.	232	25,636
Eaton Corp. PLC	216	28,806
Illinois Tool Works, Inc.	377	68,105
		122,547
Packaging & Containers — 0.1%
Amcor PLC	1,198	12,855
Ardagh Group SA (a) (b) (c) (d)	463	4,915
Packaging Corp. of America	208	23,356
		41,126
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	224	21,573
CSX Corp.	1,858	49,497
Expeditors International of Washington, Inc.	302	26,670
J.B. Hunt Transport Services, Inc.	295	46,144
Landstar System, Inc.	107	15,447
Norfolk Southern Corp.	134	28,093
Old Dominion Freight Line, Inc.	219	54,481
Union Pacific Corp.	768	149,622
United Parcel Service, Inc. Class B	785	126,809
		518,336
		2,177,858
Technology — 16.4%
Computers — 7.1%
Accenture PLC Class A	1,850	476,005
Amdocs Ltd.	506	40,202
Apple, Inc.	15,394	2,127,451
Cognizant Technology Solutions Corp. Class A	1,388	79,727
Fortinet, Inc. (a)	1,127	55,369
HP, Inc.	3,008	74,959
International Business Machines Corp.	233	27,683
		2,881,396

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	467	$29,589
Applied Materials, Inc.	325	26,627
Broadcom, Inc.	473	210,017
Intel Corp.	933	24,043
KLA Corp.	233	70,513
Lam Research Corp.	28	10,248
Micron Technology, Inc.	212	10,621
Monolithic Power Systems, Inc.	68	24,711
NVIDIA Corp.	491	59,603
QUALCOMM, Inc.	1,119	126,425
Texas Instruments, Inc.	2,290	354,446
		946,843
Software — 7.0%
Activision Blizzard, Inc.	451	33,527
Adobe, Inc. (a)	143	39,354
Aspen Technology, Inc. (a)	72	17,150
Broadridge Financial Solutions, Inc.	135	19,483
Cadence Design Systems, Inc. (a)	915	149,538
Electronic Arts, Inc.	360	41,656
Fiserv, Inc. (a)	148	13,848
Intuit, Inc.	39	15,106
Jack Henry & Associates, Inc.	368	67,075
Microsoft Corp.	8,426	1,962,415
MSCI, Inc.	81	34,165
Oracle Corp.	561	34,260
Paychex, Inc.	1,800	201,978
Roper Technologies, Inc.	33	11,868
ServiceNow, Inc. (a)	46	17,370
Synopsys, Inc. (a)	539	164,670
		2,823,463
		6,651,702
Utilities — 2.7%
Electric — 2.6%
Alliant Energy Corp.	246	13,036
Ameren Corp.	336	27,065
American Electric Power Co., Inc.	817	70,630
CMS Energy Corp.	612	35,643
Consolidated Edison, Inc.	621	53,257
Dominion Energy, Inc.	982	67,866
DTE Energy Co.	542	62,357
Duke Energy Corp.	1,048	97,485
Edison International	293	16,578
Entergy Corp.	245	24,654
Evergy, Inc.	258	15,325
Eversource Energy	440	34,302
Exelon Corp.	1,750	65,555
FirstEnergy Corp.	532	19,684
NextEra Energy, Inc.	1,379	108,127
NRG Energy, Inc.	388	14,849
OGE Energy Corp.	305	11,120
PPL Corp.	1,055	26,744
Public Service Enterprise Group, Inc.	576	32,388

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sempra Energy	336	$50,380
The Southern Co.	1,893	128,724
WEC Energy Group, Inc.	520	46,504
Xcel Energy, Inc.	717	45,888
		1,068,161
Gas — 0.1%
National Fuel Gas Co.	343	21,112
NiSource, Inc.	548	13,804
		34,916
Water — 0.0%
American Water Works Co., Inc.	98	12,756
		1,115,833

TOTAL COMMON STOCK (Cost $44,062,622)		40,553,522

TOTAL EQUITIES (Cost $44,062,622)		40,553,522

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	15,111	15,111

TOTAL MUTUAL FUNDS (Cost $15,111)		15,111

TOTAL LONG-TERM INVESTMENTS (Cost $44,077,733)		40,568,633

TOTAL INVESTMENTS — 100.0% (Cost $44,077,733) (f)		40,568,633

Other Assets/(Liabilities) — (0.0)%		(10,540)

NET ASSETS — 100.0%		$40,558,093

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $26,126 or 0.06% of net assets. The Fund received $11,596 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2022, these securities amounted to a value of $4,915 or 0.01% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.9%
BANK LOANS — 2.9%
Food — 0.3%
Florida Food Products, LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
8.115% VRN 10/18/28	$166,444	$152,296
Internet — 0.4%
TouchTunes Interactive Networks, Inc., 2022 Term Loan, 6 mo. SOFR CME + 5.000%
8.981% VRN 4/02/29	217,223	207,991
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR CME + 4.175%
7.309% VRN 4/13/29	95,726	90,156
Pharmaceuticals — 0.2%
Perrigo Investments, LLC, Term Loan B, 1 mo. SOFR CME + 2.500%
5.634% VRN 4/20/29	128,993	126,736
Software — 1.9%
Finastra USA, Inc., USD 2nd Lien Term Loan,
0.000% 6/13/25 (a)	950,532	766,965
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
7.332% VRN 12/01/27	169,150	130,986
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan,
0.000% 2/01/30 (a)	342,316	196,404
		1,094,355

TOTAL BANK LOANS (Cost $2,020,155)		1,671,534

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 90.0%
Advertising — 1.3%
CMG Media Corp.
8.875% 12/15/27 (b)	$712,000	$543,943
Stagwell Global LLC
5.625% 8/15/29 (b)	220,000	180,965
		724,908
Agriculture — 0.2%
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	130,000	123,720
Airlines — 2.7%
American Airlines, Inc.
11.750% 7/15/25 (b)	379,000	395,805
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	535,000	502,456
5.750% 4/20/29 (b)	229,000	199,802
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	251,750	245,561
United Airlines, Inc.
4.375% 4/15/26 (b)	122,000	108,885
4.625% 4/15/29 (b)	121,000	100,430
		1,552,939
Auto Manufacturers — 1.4%
Ford Motor Co.
3.250% 2/12/32	434,000	311,612
7.450% 7/16/31	153,000	149,997
Ford Motor Credit Co. LLC
4.000% 11/13/30	402,000	313,560
		775,169
Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	277,000	242,771
Biotechnology — 0.4%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (b)	347,000	230,755
Building Materials — 1.3%
Jeld-Wen, Inc.
4.875% 12/15/27 (b)	68,000	48,450
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (b)	222,000	181,909
9.750% 7/15/28 (b)	602,000	507,796
		738,155
Chemicals — 4.4%
Avient Corp.
7.125% 8/01/30 (b)	187,000	172,588
Celanese US Holdings LLC
6.379% 7/15/32	637,000	591,185

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	$595,000	$477,309
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b) (c)	294,000	220,500
Methanex Corp.
5.125% 10/15/27	144,000	120,960
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	326,000	250,612
6.250% 10/01/29 (b) (c)	459,000	314,415
Polar US Borrower LLC / Schenectady International Group, Inc.
6.750% 5/15/26 (b) (c)	180,000	98,998
Tronox, Inc.
4.625% 3/15/29 (b)	196,000	145,040
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b)	230,000	149,660
		2,541,267
Coal — 0.6%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (b)	327,000	340,077
Commercial Services — 3.7%
Alta Equipment Group, Inc.
5.625% 4/15/26 (b)	378,000	316,753
APi Group DE, Inc.
4.750% 10/15/29 (b)	372,000	311,859
Ashtead Capital, Inc.
5.500% 8/11/32 (b)	172,000	158,401
CoreLogic, Inc.
4.500% 5/01/28 (b)	251,000	179,465
The Hertz Corp.
5.000% 12/01/29 (b)	315,000	234,993
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (b)	418,000	357,083
PROG Holdings, Inc.
6.000% 11/15/29 (b)	304,000	242,901
Sabre GLBL, Inc.
7.375% 9/01/25 (b)	172,000	154,053
9.250% 4/15/25 (b)	171,000	163,717
		2,119,225
Computers — 1.9%
CA Magnum Holdings
5.375% 10/31/26 (b)	105,000	88,209
Condor Merger Sub, Inc.
7.375% 2/15/30 (b)	637,000	512,785
Presidio Holdings, Inc.
8.250% 2/01/28 (b)	462,000	398,122
Seagate HDD Cayman
3.125% 7/15/29	129,000	94,522
		1,093,638
Cosmetics & Personal Care — 0.7%
Coty, Inc. /HFC Prestige Products, Inc. /HFC Prestige International US LLC
4.750% 1/15/29 (b)	446,000	381,954

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.8%
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (b)	$185,000	$144,938
Resideo Funding, Inc.
4.000% 9/01/29 (b)	372,000	299,824
		444,762
Diversified Financial Services — 5.7%
Coinbase Global, Inc.
3.375% 10/01/28 (b)	168,000	105,076
3.625% 10/01/31 (b)	136,000	75,412
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	1,498,293	1,127,466
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	380,000	316,350
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	339,000	259,582
6.500% 5/01/28 (b)	270,000	230,729
OneMain Finance Corp.
4.000% 9/15/30	169,000	118,589
5.375% 11/15/29	552,000	427,800
PRA Group, Inc.
5.000% 10/01/29 (b)	583,000	471,380
7.375% 9/01/25 (b)	168,000	162,002
		3,294,386
Electric — 1.7%
PG&E Corp.
5.000% 7/01/28 (c)	567,000	487,569
Pike Corp.
5.500% 9/01/28 (b)	593,000	480,330
		967,899
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.500% 12/31/27 (b)	215,000	190,853
Electronics — 0.8%
Atkore, Inc.
4.250% 6/01/31 (b)	587,000	469,424
Engineering & Construction — 1.2%
Arcosa, Inc.
4.375% 4/15/29 (b)	230,000	195,500
Dycom Industries, Inc.
4.500% 4/15/29 (b)	99,000	83,424
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	126,000	93,142
7.500% 4/15/32 (b)	140,000	106,400
MasTec, Inc.
4.500% 8/15/28 (b)	130,000	113,533
Railworks Holdings LP / Railworks Rally, Inc.
8.250% 11/15/28 (b)	117,000	108,846
		700,845

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.6%
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	$260,000	$225,728
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	136,000	112,034
		337,762
Environmental Controls — 0.2%
Harsco Corp.
5.750% 7/31/27 (b)	188,000	117,460
Food — 0.6%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (b)	420,000	328,125
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.750% 8/15/28 (b)	134,000	117,334
Health Care – Products — 0.4%
Garden Spinco Corp.
8.625% 7/20/30 (b)	248,000	256,216
Health Care – Services — 7.4%
Centene Corp.
4.625% 12/15/29	629,000	565,219
Charles River Laboratories International, Inc.
3.750% 3/15/29 (b)	40,000	33,272
4.250% 5/01/28 (b)	329,000	286,516
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	108,000	72,360
5.250% 5/15/30 (b)	468,000	325,845
6.000% 1/15/29 (b)	184,000	135,207
6.125% 4/01/30 (b)	213,000	100,451
HCA, Inc.
3.500% 9/01/30	776,000	640,759
5.625% 9/01/28	673,000	641,657
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	187,000	168,768
Radiology Partners, Inc.
9.250% 2/01/28 (b)	655,000	426,985
Tenet Healthcare Corp.
4.375% 1/15/30 (b)	165,000	137,726
4.875% 1/01/26 (b)	179,000	166,339
6.125% 10/01/28 (b)	493,000	431,705
6.125% 6/15/30 (b)	96,000	88,171
		4,220,980
Home Builders — 1.7%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% 8/01/29 (b)	198,000	143,758
M/I Homes, Inc.
4.950% 2/01/28	368,000	306,443
Mattamy Group Corp.
4.625% 3/01/30 (b)	668,000	510,148
		960,349

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.7%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (b)	$430,269	$405,529
Internet — 1.6%
Getty Images, Inc.
9.750% 3/01/27 (b)	74,000	73,445
ION Trading Technologies Sarl
5.750% 5/15/28 (b)	298,000	242,870
Millennium Escrow Corp.
6.625% 8/01/26 (b)	342,000	270,366
Twitter, Inc.
5.000% 3/01/30 (b)	272,000	261,120
Uber Technologies, Inc.
4.500% 8/15/29 (b)	78,000	65,569
		913,370
Investment Companies — 0.3%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	178,000	166,419
Leisure Time — 1.5%
Carnival Corp.
5.750% 3/01/27 (b)	487,000	340,900
6.000% 5/01/29 (b)	87,000	58,725
NCL Corp. Ltd.
5.875% 3/15/26 (b)	118,000	90,492
5.875% 2/15/27 (b)	49,000	40,833
NCL Finance Ltd.
6.125% 3/15/28 (b) (c)	94,000	69,539
Royal Caribbean Cruises Ltd.
Convertible, 4.250% 6/15/23	20,000	19,450
5.500% 8/31/26 (b)	343,000	259,770
		879,709
Lodging — 1.0%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (b)	199,000	151,948
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	225,000	208,132
Travel & Leisure Co.
6.625% 7/31/26 (b)	213,000	199,447
		559,527
Machinery – Diversified — 0.2%
OT Merger Corp.
7.875% 10/15/29 (b)	180,000	121,950
Media — 7.0%
Altice Financing SA
5.000% 1/15/28 (b)	152,000	117,083
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (b)	486,000	348,098

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 2/01/28 (b)	$130,000	$114,049
5.375% 6/01/29 (b)	39,000	34,137
6.375% 9/01/29 (b)	123,000	112,926
CSC Holdings LLC
4.625% 12/01/30 (b)	311,000	211,122
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (b) (c)	230,000	194,049
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (b)	543,000	468,126
DISH DBS Corp.
5.250% 12/01/26 (b)	53,000	43,399
5.750% 12/01/28 (b)	68,000	51,242
7.375% 7/01/28	32,000	21,547
DISH Network Corp.
3.375% 8/15/26	680,000	467,840
Gray Escrow II, Inc.
5.375% 11/15/31 (b)	246,000	192,969
iHeartCommunications, Inc.
8.375% 5/01/27	172,710	145,720
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (b)	223,000	167,934
6.750% 10/15/27 (b)	283,000	234,890
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (b)	336,000	234,360
Sinclair Television Group Inc
5.125% 2/15/27 (b) (c)	178,000	147,221
Sirius XM Radio, Inc.
3.875% 9/01/31 (b)	333,000	258,222
Univision Communications, Inc.
7.375% 6/30/30 (b)	71,000	67,755
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	280,000	218,526
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	200,000	161,750
		4,012,965
Mining — 2.7%
Arconic Corp.
6.125% 2/15/28 (b)	178,000	157,233
Compass Minerals International, Inc.
4.875% 7/15/24 (b)	294,000	276,363
6.750% 12/01/27 (b)	192,000	180,437
First Quantum Minerals Ltd.
6.875% 10/15/27 (b)	400,000	359,216
Hecla Mining Co.
7.250% 2/15/28	320,000	296,864
Novelis Corp.
3.250% 11/15/26 (b)	48,000	40,380
3.875% 8/15/31 (b)	341,000	254,359
		1,564,852
Miscellaneous - Manufacturing — 0.3%
Amsted Industries, Inc.
5.625% 7/01/27 (b)	175,000	161,000
Oil & Gas — 8.7%
Apache Corp.

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 4/15/43	$65,000	$48,411
5.100% 9/01/40	130,000	105,788
5.350% 7/01/49	197,000	154,645
Chesapeake Energy Corp.
5.500% 2/01/26 (b)	90,000	86,175
5.875% 2/01/29 (b)	205,000	190,061
Comstock Resources, Inc.
5.875% 1/15/30 (b)	114,000	99,289
6.750% 3/01/29 (b)	126,000	116,220
CVR Energy, Inc.
5.750% 2/15/28 (b)	350,000	298,967
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250% 11/01/28 (b)	365,000	336,778
Murphy Oil Corp.
6.375% 7/15/28	182,000	171,990
Nabors Industries Ltd.
7.250% 1/15/26 (b)	339,000	294,980
7.500% 1/15/28 (b)	169,000	137,943
Nabors Industries, Inc.
5.750% 2/01/25	55,000	50,003
7.375% 5/15/27 (b)	227,000	209,510
Neptune Energy Bondco PLC
6.625% 5/15/25 (b)	594,000	558,471
Occidental Petroleum Corp.
6.125% 1/01/31 (c)	387,000	381,745
6.200% 3/15/40	397,000	384,097
6.450% 9/15/36	215,000	214,194
6.950% 7/01/24	88,000	90,420
Parkland Corp.
4.625% 5/01/30 (b)	105,000	84,954
5.875% 7/15/27 (b)	269,000	249,363
Range Resources Corp. Co.
8.250% 1/15/29	123,000	125,153
Southwestern Energy Co.
4.750% 2/01/32	109,000	91,353
Sunoco LP/Sunoco Finance Corp.
6.000% 4/15/27	172,000	163,948
Transocean Guardian Ltd.
5.875% 1/15/24 (b)	25,512	24,022
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	25,375	23,218
Transocean, Inc.
7.250% 11/01/25 (b)	172,000	131,759
7.500% 1/15/26 (b)	241,000	178,340
		5,001,797
Oil & Gas Services — 0.8%
Weatherford International Ltd.
6.500% 9/15/28 (b)	126,000	113,715
8.625% 4/30/30 (b)	368,000	320,845
		434,560
Packaging & Containers — 1.4%
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (b)	79,000	71,885
8.750% 4/15/30 (b)	263,000	217,509

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (b)	$164,000	$155,800
Trident TPI Holdings, Inc.
9.250% 8/01/24 (b)	386,000	354,214
		799,408
Pharmaceuticals — 2.3%
1375209 BC Ltd.
9.000% 1/30/28	81,513	80,698
AdaptHealth LLC
5.125% 3/01/30 (b)	365,000	300,952
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	215,000	138,610
5.000% 1/30/28 (b)	446,000	166,388
5.250% 1/30/30 (b)	19,000	7,086
11.000% 9/30/28	120,156	95,825
14.000% 10/15/30	28,982	16,809
Jazz Securities DAC
4.375% 1/15/29 (b)	187,000	161,521
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% 4/30/28 (b)	200,000	170,106
Perrigo Finance Unlimited Co.
4.400% STEP 6/15/30	194,000	161,065
		1,299,060
Pipelines — 7.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (b)	779,000	687,779
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	379,000	320,909
EnLink Midstream LLC
5.375% 6/01/29	173,000	158,295
EnLink Midstream Partners LP
4.850% 7/15/26	56,000	51,489
5.450% 6/01/47	97,000	70,855
5.600% 4/01/44	257,000	195,506
EQM Midstream Partners LP
4.500% 1/15/29 (b)	157,000	126,430
4.750% 1/15/31 (b)	142,000	112,713
6.000% 7/01/25 (b)	67,000	61,972
6.500% 7/01/27 (b)	151,000	139,536
Harvest Midstream I LP
7.500% 9/01/28 (b)	514,000	480,418
ITT Holdings LLC
6.500% 8/01/29 (b)	565,000	438,302
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (b)	350,000	311,363
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
7.500% 10/01/25 (b)	171,000	168,008
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	295,000	253,700
5.500% 3/01/30	28,000	25,267
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	133,000	114,098
4.125% 8/15/31 (b)	152,000	126,079

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Western Midstream Operating LP
5.450% 4/01/44	$202,000	$165,709
		4,008,428
Real Estate — 0.4%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (b)	311,000	224,309
Real Estate Investment Trusts (REITS) — 1.9%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (b)	425,000	318,176
RLJ Lodging Trust LP
3.750% 7/01/26 (b)	107,000	91,384
4.000% 9/15/29 (b)	126,000	98,705
Service Properties Trust
3.950% 1/15/28	73,000	49,595
4.375% 2/15/30	115,000	75,464
4.950% 2/15/27	58,000	42,995
7.500% 9/15/25	267,000	249,645
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750% 4/15/28 (b)	180,000	142,195
7.875% 2/15/25 (b)	25,000	24,400
		1,092,559
Retail — 3.2%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (b)	148,000	118,307
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	79,927
6.875% 11/01/35	299,000	249,779
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (b)	405,000	275,545
Macy's Retail Holdings LLC
5.875% 4/01/29 (b) (c)	40,000	32,624
5.875% 3/15/30 (b) (c)	71,000	56,157
6.125% 3/15/32 (b)	78,000	59,672
Nordstrom, Inc.
5.000% 1/15/44 (c)	331,000	204,806
Sonic Automotive, Inc.
4.625% 11/15/29 (b)	149,000	116,965
4.875% 11/15/31 (b) (c)	63,000	47,723
Staples, Inc.
7.500% 4/15/26 (b)	160,000	133,990
10.750% 4/15/27 (b) (c)	216,000	159,840
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	192,000	156,962
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (b)	145,000	119,016
		1,811,313
Semiconductors — 0.3%
Entegris Escrow Corp.
5.950% 6/15/30 (b)	204,000	186,193
Software — 1.4%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	335,000	143,212

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b)	$94,000	$82,832
Open Text Corp.
3.875% 2/15/28 (b)	43,000	35,562
Open Text Holdings, Inc.
4.125% 2/15/30 (b)	196,000	156,528
4.125% 12/01/31 (b)	72,000	54,672
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	402,000	307,870
		780,676
Telecommunications — 5.1%
Altice France SA
5.125% 7/15/29 (b)	368,000	274,936
Avaya, Inc.
6.125% 9/15/28 (b)	219,000	108,952
Connect Finco SARL / Connect US Finco LLC
6.750% 10/01/26 (b)	122,000	106,729
Consolidated Communications, Inc.
6.500% 10/01/28 (b)	391,000	292,358
Frontier Communications Holdings LLC
6.000% 1/15/30 (b) (c)	572,000	449,598
GoTo Group, Inc.
5.500% 9/01/27 (b)	210,000	128,791
Sprint Capital Corp.
6.875% 11/15/28	476,000	489,091
8.750% 3/15/32	671,000	777,522
T-Mobile USA, Inc.
3.375% 4/15/29	357,000	308,186
		2,936,163
Transportation — 1.6%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	191,000	142,261
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% 7/31/29 (b)	425,000	344,335
Seaspan Corp.
5.500% 8/01/29 (b)	571,000	439,708
		926,304

TOTAL CORPORATE DEBT (Cost $61,889,825)		51,557,064

TOTAL BONDS & NOTES (Cost $63,909,980)		53,228,598

	Number of Shares
MUTUAL FUNDS — 4.4%
Diversified Financial Services — 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,499,913	2,499,913

TOTAL MUTUAL FUNDS (Cost $2,499,913)		2,499,913

TOTAL LONG-TERM INVESTMENTS (Cost $66,409,893)		55,728,511

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.5%
Repurchase Agreement — 5.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (e)	$3,149,850	$3,149,850

TOTAL SHORT-TERM INVESTMENTS (Cost $3,149,850)		3,149,850

TOTAL INVESTMENTS — 102.8% (Cost $69,559,743) (f)		58,878,361

Other Assets/(Liabilities) — (2.8)%		(1,617,891)

NET ASSETS — 100.0%		$57,260,470

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at September 30, 2022 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $39,742,165 or 69.41% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $2,594,407 or 4.53% of net assets. The Fund received $149,296 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $3,150,068. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $3,212,899.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.6%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.2%
Automobile Asset-Backed Securities — 5.3%
Avis Budget Rental Car Funding, Series 2017-2A, Class D
4.560% 3/20/24 (a)	$2,000,000	$1,992,401
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	2,230,601	2,142,257
Drive Auto Receivables Trust, Series 2021-1, Class C
1.020% 6/15/27	1,200,000	1,162,187
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	3,400,000	2,972,557
Onemain Direct Auto Receivable Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	778,508
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,306,000	2,199,016
		11,246,926
Commercial Mortgage-Backed Securities — 3.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%, FRN
4.318% 7/15/35 (a)	1,000,000	950,295
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000%, FRN
4.818% 10/15/36 (a)	1,487,500	1,436,686
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%, FRN
4.568% 12/15/37 (a)	308,865	293,140
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%, FRN
4.418% 5/15/36 (a)	4,000,000	3,827,659

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%, FRN
4.618% 5/15/36 (a)	$476,000	$456,234
		6,964,014
Home Equity Asset-Backed Securities — 1.2%
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%, FRN
3.534% 6/25/36	194,667	192,966
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .435%, FRN
3.519% 8/25/36	366,949	363,758
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%, FRN
3.699% 4/25/36	1,560,975	1,525,460
Residential Asset Securities Trust, Series 2005-EMX1, Class M1, 1 mo. USD LIBOR + .645%, FRN
3.729% 3/25/35	431,160	430,384
		2,512,568
Other Asset-Backed Securities — 26.4%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN
3.018% 3/15/41 (a)	49,572	49,221
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN
3.018% 9/15/41 (a)	63,614	62,501
Affirm Asset Securitization Trust
Series 2021-Z1, Class A
1.070% 8/15/25 (a)	1,900,796	1,843,879
Series 2021-Z2, Class A
1.170% 11/16/26 (a)	998,732	962,477
Series 2022-X1, Class A
1.750% 2/15/27 (a)	1,146,093	1,120,952
Series 2020-Z2, Class A
1.900% 1/15/25 (a)	877,913	861,271
Series 2021-A, Class D
3.490% 8/15/25 (a)	1,600,000	1,567,280
BHG Securitization Trust, Series 2021-B, Class A
0.900% 10/17/34 (a)	1,082,251	1,027,125
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A, VRN
0.985% 11/25/50 (a) (b)	1,294,420	1,234,802

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%, FRN
3.489% 8/25/36	$151,455	$151,380
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	190,315	188,639
FCI Funding LLC
Series 2021-1A, Class A
1.130% 4/15/33 (a)	1,804,675	1,750,251
Series 2021-1A, Class B
1.530% 4/15/33 (a)	1,203,259	1,168,263
Series 2019-1A, Class A
3.630% 2/18/31 (a)	17,626	17,617
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160%, FRN
3.244% 11/25/36	397,100	390,409
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720%, FRN
3.804% 10/25/35	154,791	154,639
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	2,955,560	2,702,165
FREED ABS Trust, Series 2021-2, Class B
1.030% 6/19/28 (a)	1,083,219	1,078,570
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750%, FRN
3.314% 11/01/23 (a)	5,830,758	5,789,641
Series 2022-1A, Class C, 30 day SOFR + 3.500%, FRN
5.947% 4/01/24 (a)	1,700,000	1,699,996
Series 2022-1A, Class E, 30 day SOFR + 5.750%, FRN
8.197% 4/01/24 (a)	800,000	799,997
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	676,695	649,698
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%, FRN
3.344% 3/25/37	175,352	172,684
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%, FRN
5.139% 2/15/39 (a)	700,000	656,380
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%, FRN
3.752% 7/15/27 (a)	376,425	373,784
Lendmark Funding Trust, Series 2019-2A, Class A
2.780% 4/20/28 (a)	6,600,000	6,441,712

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class AT1, ABS, 144A
1.426% 8/15/53 (a)	$2,250,000	$2,095,197
Series 2020-T1, Class BT1
1.823% 8/15/53 (a)	1,100,000	1,046,788
NP SPE II LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	204,782	192,628
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	357,600	356,272
Oportun Funding LLC, Series 2022-1, Class A
3.250% 6/15/29 (a)	1,888,743	1,860,313
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	68,934	68,788
Pagaya AI Debt Selection Trust
Series 2021-3, Class A
1.150% 5/15/29 (a)	2,032,051	1,979,785
Series 2022-1, Class A
2.030% 10/15/29 (a)	8,768,856	8,462,615
Sierra Receivables Funding LLC
Series 2019-3A, Class C
3.000% 8/20/36 (a)	856,206	813,330
Series 2019-2A, Class C
3.120% 5/20/36 (a)	1,469,868	1,402,043
Series 2019-1A, Class C
3.770% 1/20/36 (a)	196,980	190,681
Series 2019-3A, Class D
4.180% 8/20/36 (a)	219,237	211,212
Series 2019-1A, Class D
4.750% 1/20/36 (a)	178,220	172,583
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%, FRN
3.819% 3/25/35	494,287	490,879
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170%, FRN
3.254% 1/25/37	185,553	180,815
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645%, FRN
3.729% 2/25/36	274,538	274,176
Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%, FRN
4.284% 11/25/35 (a)	492,872	479,671
Upstart Securitization Trust
Series 2021-4, Class A
0.840% 9/20/31 (a)	2,929,914	2,812,265
Series 2020-3, Class A
1.702% 11/20/30 (a)	114,277	114,084
		56,119,458

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 7.9%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%, FRN
3.741% 3/28/68	$1,974,841	$1,917,580
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN
3.002% 1/15/37	296,164	256,384
Commonbond Student Loan Trust
Series 2021-AGS, Class B
1.400% 3/25/52 (a)	145,788	123,142
Series 2018-CGS, Class C
4.350% 2/25/46 (a)	14,925	13,343
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%, FRN
3.934% 5/27/42 (a)	472,735	472,861
Edsouth Indenture, No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN
3.884% 10/25/56 (a)	238,561	238,001
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN
4.584% 12/25/58 (a)	1,000,000	998,996
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%, FRN
3.834% 8/25/42 (a)	221,359	220,742
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN
3.697% 8/25/48 (a)	138,324	138,069
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%, FRN
3.143% 6/28/39 (a)	346,055	316,333
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%, FRN
4.358% 9/27/38	96,731	96,557
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	135,681	133,363
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN
4.018% 12/15/28 (a)	93,241	93,260

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.840% 5/15/69 (a)	$2,143,027	$1,896,109
Series 2020-HA, Class A
1.310% 1/15/69 (a)	411,801	369,812
Navient Student Loan Trust
Series 2017-3A, Class A2, 1 mo. USD LIBOR + .600%, FRN
3.684% 7/26/66 (a)	140,730	140,677
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN
4.234% 7/26/66 (a)	365,633	365,174
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN
4.834% 12/26/40 (a)	28,347	28,339
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200%, FRN
2.983% 1/25/38	476,137	421,933
Series 2004-3, Class B, 3 mo. USD LIBOR + .350%, FRN
3.133% 10/25/40	870,503	806,995
Series 2005-2, Class B, 3 mo. USD LIBOR + .170%, FRN
3.772% 3/23/37	854,830	777,745
Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN
3.891% 6/25/41	223,356	202,635
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN
4.584% 6/25/41 (a)	375,000	374,996
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230%, FRN
3.523% 12/15/39	848,085	769,969
Series 2005-2, Class B, 3 mo. USD LIBOR + .280%, FRN
3.573% 3/15/40	1,279,520	1,196,993
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN
2.923% 10/25/28	129,148	127,853
Series 2006-4, Class B, 3 mo. USD LIBOR + .200%, FRN
2.983% 1/25/70	261,032	245,277
Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN
2.993% 10/25/40	310,956	291,570

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN
3.003% 1/25/41	$304,550	$285,659
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN
3.083% 7/25/25	50,845	50,812
Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN
3.093% 1/25/55	274,391	260,328
Series 2004-8, Class B, 3 mo. USD LIBOR + .460%, FRN
3.243% 1/25/40	300,248	283,644
Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN
3.253% 10/25/64	209,809	200,383
Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN
3.943% 12/15/38	296,481	282,472
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720%, FRN
3.538% 1/15/37 (a)	752,159	738,723
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870%, FRN
3.688% 7/15/36 (a)	951,353	937,519
SoFi Alternative Trust, Series 2019-C, Class PT, VRN
5.511% 1/25/45 (a) (b)	643,384	614,095
SoFi Professional Loan Program LLC
Series 2016-B, Class A2B
2.740% 10/25/32 (a)	132,046	131,841
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700%, FRN
3.784% 3/26/40 (a)	58,729	58,584
		16,878,768
Whole Loan Collateral Collateralized Mortgage Obligations — 13.1%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, VRN
1.261% 5/25/65 (a) (b)	1,074,318	962,189
Series 2022-2, Class A1, VRN
3.353% 1/25/67 (a) (b)	2,104,412	1,879,052
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%, FRN
3.394% 8/25/49 (a)	871,348	832,241
COLT Mortgage Loan Trust, Series 2022-1, Class A1, VRN
2.284% 12/27/66 (a) (b)	6,917,379	5,950,594

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lakeview Trust
Series 2022-1, Class M3
4.585% 4/25/52 (a)	$700,000	$673,456
Series 2022-3, Class M3
5.437% 5/29/52 (a)	1,300,000	1,265,290
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%, FRN
3.834% 5/25/55 (a)	4,667,000	4,573,849
Oceanview Trust
Series 2021-1, Class A
1.219% 12/29/51 (a)	2,324,311	2,255,638
Series 2021-1, Class M3
3.090% 12/29/51 (a)	2,000,000	1,915,493
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, VRN
1.357% 5/25/61 (a) (b)	1,404,822	1,117,724
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950%, FRN
4.034% 2/25/60 (a)	393,683	374,430
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%, FRN
5.934% 2/25/23 (a)	440,000	435,546
PSMC Trust, Series 2020-2, Class A2, VRN
3.000% 5/25/50 (a) (b)	753,626	701,633
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, VRN
2.916% 9/27/49 (a) (b)	919,707	877,343
Series 2021-1, Class A3, VRN
1.528% 5/25/65 (a) (b)	3,359,109	3,017,161
Verus Securitization Trust
Series 2021-3, Class A3, VRN
1.437% 6/25/66 (a) (b)	836,938	677,829
Series 2019-INV2, Class A3, VRN
3.219% 7/25/59 (a) (b)	372,662	362,985
		27,872,453

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $126,321,094)		121,594,187

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 11.9%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.189%, FRN 2.399% 3/01/37	105,246	107,747

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 11.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, 30 day SOFR + .800%, FRN
3.081% 10/25/41 (a)	$6,550,000	$6,421,086
Series 2021-HQA3, Class M1, 30 day SOFR + .850%, FRN
3.131% 9/25/41 (a)	7,066,762	6,869,454
Series 2021-DNA7, Class M1, 30 day SOFR + .850%, FRN
3.131% 11/25/41 (a)	2,700,000	2,628,834
Series 2022-DNA3, Class M1A, 30 day SOFR + 2.000%, FRN
4.281% 4/25/42 (a)	2,134,402	2,118,412
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700%, FRN
4.784% 1/25/50 (a)	1,238,972	1,228,874
Series 2020-DNA5, Class M2, 30 day SOFR + 2.800%, FRN
5.081% 10/25/50 (a)	218,777	218,900
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100%, FRN
5.184% 9/25/48 (a)	833,610	834,892
Series 2022-DNA5, Class M1A, 30 day SOFR + 2.950%, FRN
5.231% 6/25/42 (a)	654,824	654,654
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150%, FRN
5.234% 9/25/31 (a)	1,012,720	1,006,848
Series 2022-R07, Class 1M1, 30 day SOFR + 2.950%, FRN
5.255% 6/25/42 (a)	2,813,815	2,831,853
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300%, FRN
5.384% 8/25/31 (a)	504,928	503,678
		25,317,485

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $25,907,074)		25,425,232

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Bonds & Notes — 23.5%
U.S. Treasury Inflation Index
0.125% 2/15/52	$1,011,095	$635,449
0.125% 4/15/25	2,064,636	1,959,146
0.125% 10/15/25	3,825,231	3,615,964
0.125% 4/15/26	1,016,775	949,573
0.125% 7/15/26	1,730,442	1,618,053
0.125% 10/15/26	2,005,844	1,868,569
0.125% 4/15/27 (d)	1,836,345	1,693,861
0.125% 1/15/30	1,439,450	1,272,311
0.125% 7/15/30	1,733,355	1,525,262
0.125% 1/15/31	2,247,827	1,961,082
0.125% 7/15/31	1,658,145	1,443,407
0.125% 1/15/32	1,496,334	1,292,254
0.125% 2/15/51	739,694	461,528
0.250% 1/15/25	2,533,052	2,424,260
0.250% 7/15/29	1,216,184	1,095,848
0.250% 2/15/50	691,440	450,813
0.375% 7/15/25 (e)	3,304,557	3,159,273
0.375% 1/15/27	429,282	401,555
0.375% 7/15/27	1,392,857	1,299,583
0.500% 1/15/28	1,531,441	1,421,169

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.625% 1/15/26	$1,527,453	$1,457,961
0.625% 7/15/32	3,772,964	3,419,764
0.625% 2/15/43	1,030,928	789,734
0.750% 7/15/28	1,740,968	1,635,580
0.750% 2/15/42	590,036	472,789
0.750% 2/15/45	1,163,817	893,578
0.875% 1/15/29	1,173,360	1,103,081
0.875% 2/15/47	859,159	670,625
1.000% 2/15/46	625,205	504,682
1.000% 2/15/48	600,735	484,562
1.000% 2/15/49	529,835	429,318
1.375% 2/15/44	699,188	619,828
1.750% 1/15/28	1,131,384	1,120,070
2.000% 1/15/26	895,650	893,148
2.125% 2/15/40	411,231	426,620
2.125% 2/15/41	879,398	904,440
2.375% 1/15/27	440,748	447,884
2.500% 1/15/29	827,976	856,330
3.375% 4/15/32	417,293	474,915
3.625% 4/15/28	824,315	896,168
3.875% 4/15/29	901,125	1,009,225
		50,059,262

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,323,083)		$50,059,262

TOTAL BONDS & NOTES (Cost $211,551,251)		197,078,681

	Number of Shares
MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,734,688	1,734,688

TOTAL MUTUAL FUNDS (Cost $1,734,688)		1,734,688

TOTAL LONG-TERM INVESTMENTS (Cost $213,285,939)		198,813,369

	Principal Amount
SHORT-TERM INVESTMENTS — 7.6%
Commercial Paper — 5.2%
Penske Truck Leasing Co. LP
3.450% 10/07/22	$5,000,000	4,996,616
Southern Power Co.
3.607% 10/21/22	6,000,000	5,987,914
		10,984,530
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (g)	5,084,488	5,084,488

TOTAL SHORT-TERM INVESTMENTS (Cost $16,069,822)		16,069,018

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 101.0% (Cost $229,355,761) (h)		$214,882,387

Other Assets/(Liabilities) — (1.0)%		(2,127,660)

NET ASSETS — 100.0%		$212,754,727

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $130,804,889 or 61.48% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2022.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $1,700,064 or 0.80% of net assets. (Note 2).
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $5,084,840. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $5,186,257.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	12/20/22	1	$138,753	$(1,753)
U.S. Treasury Note 5 Year	12/30/22	16	1,725,127	(5,002)
				$(6,755)
Short
U.S. Treasury Long Bond	12/20/22	1	$(135,871)	$9,465
U.S. Treasury Ultra 10 Year	12/20/22	14	(1,679,611)	20,830
U.S. Treasury Note 2 Year	12/30/22	325	(67,888,448)	1,136,495
				$1,166,790

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month SOFR	Annually	Fixed 3.552%	Annually	12/07/24	USD	7,500,000	$(96,673)	$—	$(96,673)
12-Month SOFR	Annually	Fixed 4.062%	Annually	12/22/24	USD	7,500,000	(23,131)	—	(23,131)
Fixed 3.082%	Annually	12-Month SOFR	Annually	12/07/32	USD	1,680,000	67,882	—	67,882
Fixed 3.352%	Annually	12-Month SOFR	Annually	12/22/32	USD	1,694,000	30,112	—	30,112
							$(21,810)	$—	$(21,810)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
3.170%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	1/31/23	31,823,920	$(2,896,174)	$—	$(2,896,174)
3.165%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	2/28/23	41,153,453	(2,723,189)	—	(2,723,189)
3.170%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	1/31/23	40,149,212	(3,653,828)	—	(3,653,828)
3.165%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	2/28/23	43,355,974	(2,868,933)	—	(2,868,933)
							$(12,142,124)	$—	$(12,142,124)

Currency Legend

USD	U.S. Dollar

MML iShares® 60/40 Allocation Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 106.3%

Diversified Financial Services — 106.3%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	26,515	$1,306,659
iShares 20+ Year Treasury Bond ETF	4,763	487,969
iShares Broad USD High Yield Corporate Bond ETF (a)	7,762	260,958
iShares Core Dividend Growth ETF	16,779	746,162
iShares Core International Aggregate Bond ETF	2,692	130,091
iShares Core MSCI Emerging Markets ETF	10,760	462,465
iShares Core MSCI International Developed Markets ETF	63,620	3,073,482
iShares Core S&P 500 ETF	6,269	2,248,377
iShares Core S&P Mid-Cap ETF	2,317	508,025
iShares Core S&P Total US Stock Market ETF	97,729	7,773,365
iShares Core U.S. Aggregate Bond ETF	83,573	8,051,423
State Street Navigator Securities Lending Government Money Market Portfolio (b)	1,587,775	1,587,775

TOTAL MUTUAL FUNDS (Cost $31,716,357)		26,636,751

TOTAL LONG-TERM INVESTMENTS (Cost $31,716,357)		26,636,751

TOTAL INVESTMENTS — 106.3% (Cost $31,716,357) (c)		26,636,751

Other Assets/(Liabilities) — (6.3)%		(1,583,270)

NET ASSETS — 100.0%		$25,053,481

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $1,549,063 or 6.18% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML iShares® 80/20 Allocation Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 106.4%

Diversified Financial Services — 106.4%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	36,386	$1,793,102
iShares 20+ Year Treasury Bond ETF	3,262	334,192
iShares Broad USD High Yield Corporate Bond ETF (a)	10,636	357,582
iShares Core Dividend Growth ETF	23,005	1,023,033
iShares Core International Aggregate Bond ETF	7,384	356,832
iShares Core MSCI Emerging Markets ETF	36,974	1,589,143
iShares Core MSCI International Developed Markets ETF	100,803	4,869,793
iShares Core S&P 500 ETF	7,637	2,739,010
iShares Core S&P Mid-Cap ETF	6,354	1,393,178
iShares Core S&P Total US Stock Market ETF	194,332	15,457,167
iShares Core U.S. Aggregate Bond ETF	43,660	4,206,204
State Street Navigator Securities Lending Government Money Market Portfolio (b)	2,178,328	2,178,328

TOTAL MUTUAL FUNDS (Cost $43,428,936)		36,297,564

TOTAL LONG-TERM INVESTMENTS (Cost $43,428,936)		36,297,564

TOTAL INVESTMENTS — 106.4% (Cost $43,428,936) (c)		36,297,564

Other Assets/(Liabilities) — (6.4)%		(2,193,309)

NET ASSETS — 100.0%		$34,104,255

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $2,125,213 or 6.23% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.6%

CORPORATE DEBT — 38.3%
Aerospace & Defense — 0.3%
The Boeing Co.
5.150% 5/01/30	$2,200,000	$2,032,552
5.930% 5/01/60	605,000	517,591
		2,550,143
Agriculture — 1.1%
Altria Group, Inc.
5.800% 2/14/39	1,375,000	1,200,768
BAT Capital Corp.
2.259% 3/25/28	725,000	576,976
3.462% 9/06/29	1,075,000	875,563
4.700% 4/02/27	2,365,000	2,206,254
4.758% 9/06/49	540,000	368,053
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,739,000	1,476,224
Reynolds American, Inc.
5.850% 8/15/45	985,000	772,815
Viterra Finance BV
3.200% 4/21/31 (a)	1,315,000	978,522
		8,455,175
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 4/01/28	1,242,719	1,075,096
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 3/01/26	357,512	325,791
		1,400,887
Auto Manufacturers — 0.7%
Ford Motor Co.
6.100% 8/19/32	1,155,000	1,018,248
General Motors Co.
5.150% 4/01/38	800,000	643,762
6.800% 10/01/27	1,890,000	1,909,650
General Motors Financial Co., Inc.
3.100% 1/12/32	1,750,000	1,319,294
		4,890,954
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52 (b)	1,325,000	787,198

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 7.1%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	$1,875,000	$1,803,555
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,600,000	2,157,891
Bank of America Corp.
SOFR + 1.220% 2.299% VRN 7/21/32	1,355,000	1,011,227
5 year CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	1,904,656
5 year CMT + 2.000% 3.846% VRN 3/08/37	2,145,000	1,730,156
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	946,840
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	475,000	431,622
6.110% 1/29/37	1,550,000	1,492,552
7.750% 5/14/38	400,000	443,740
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (c)	3,575,000	3,064,149
Barclays PLC
4.337% 1/10/28	920,000	820,108
5.200% 5/12/26	1,320,000	1,254,754
5 year CMT + 5.431% 8.000% VRN (c)	1,382,000	1,209,526
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	1,860,000	1,320,967
Citigroup, Inc.
4.450% 9/29/27	1,825,000	1,688,806
3 mo. USD LIBOR + 4.068% 5.950% VRN (c)	890,000	879,427
6.625% 6/15/32	1,525,000	1,541,286
Credit Suisse AG
6.500% 8/08/23 (a)	1,630,000	1,608,810
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	2,500,000	2,029,600
SOFR + 3.340% 6.373% VRN 7/15/26 (a)	892,000	862,007
Deutsche Bank AG SOFR + 1.318%
2.552% VRN 1/07/28	2,580,000	2,095,433
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	1,955,000	1,874,357
First Republic Bank
4.375% 8/01/46	1,700,000	1,321,150
The Goldman Sachs Group, Inc.
SOFR + 1.410% 3.102% VRN 2/24/33	1,500,000	1,190,275
6.750% 10/01/37	1,795,000	1,788,252
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	1,203,000	931,327
4.375% 11/23/26	699,000	650,910
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,000,000	791,703
5.600% 7/15/41	1,125,000	1,066,937
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	950,000	813,353
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	2,780,000	2,331,725
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,270,000	909,650
4.350% 9/08/26	3,200,000	3,048,935
SOFR + 2.620% 5.297% VRN 4/20/37	2,320,000	2,080,602
National Australia Bank Ltd. 5 year CMT + 1.700%
3.347% VRN 1/12/37 (a) (b)	2,960,000	2,271,365

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Societe Generale SA 1 year CMT + 1.000%
1.792% VRN 6/09/27 (a)	$2,010,000	$1,674,000
		53,041,653
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	2,775,000	2,404,967
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	385,487
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	1,378,371
5.000% 5/01/42	360,000	302,348
		4,471,173
Biotechnology — 0.1%
Amgen, Inc.
3.000% 1/15/52	840,000	527,747
Chemicals — 0.8%
Celanese US Holdings LLC
6.050% 3/15/25	2,025,000	1,978,952
DuPont de Nemours, Inc.
5.319% 11/15/38	1,200,000	1,088,123
Syngenta Finance NV
4.441% 4/24/23 (a)	1,183,000	1,176,054
Yara International ASA
3.800% 6/06/26 (a)	1,850,000	1,697,631
		5,940,760
Computers — 0.2%
Dell International LLC / EMC Corp.
8.100% 7/15/36	325,000	342,848
Leidos, Inc.
2.300% 2/15/31	1,260,000	936,227
		1,279,075
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	4,115,000	3,090,504
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,015,583
3.950% 7/15/26 (a)	2,555,000	2,185,338
6.000% 8/15/23 (a)	1,330,000	1,316,294
8.500% 5/18/25 (a)	720,000	734,912
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,235,792
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	1,993,888
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,755,000	2,164,822
3.250% 2/15/27 (a)	1,610,000	1,348,861
4.250% 4/15/26 (a)	2,976,000	2,669,411
5.500% 1/15/26 (a)	190,000	178,751
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,120,000	2,214,682
4.125% 10/07/51 (a)	1,675,000	967,853

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	$1,502,197	$1,130,403
Lazard Group LLC
3.625% 3/01/27	1,253,000	1,150,694
Synchrony Financial
3.950% 12/01/27	1,475,000	1,280,082
		24,677,870
Electric — 1.1%
CMS Energy Corp.
4.875% 3/01/44	780,000	673,562
Duke Energy Corp.
3.750% 9/01/46	1,500,000	1,062,372
Enel Finance International NV
5.000% 6/15/32 (a)	1,700,000	1,449,930
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	1,250,000	981,537
Pacific Gas and Electric Co.
2.500% 2/01/31	775,000	563,686
PG&E Wildfire Recovery Funding LLC
4.674% 12/01/51	1,200,000	1,061,150
Puget Energy, Inc.
2.379% 6/15/28	840,000	699,296
Texas Electric Market Stabilization Funding N LLC
5.167% 2/01/50 (a)	2,000,000	1,972,160
		8,463,693
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (a)	2,060,000	1,694,402
Food — 1.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (a)	5,300,000	4,140,625
5.500% 1/15/30 (a) (b)	776,000	715,100
Kraft Heinz Foods Co.
4.875% 10/01/49	1,440,000	1,186,987
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,271,575
3.000% 10/15/30 (a)	943,000	727,828
		8,042,115
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,254,093
NiSource, Inc.
4.800% 2/15/44	1,035,000	862,405
5.800% 2/01/42	950,000	890,810
		3,007,308
Health Care – Services — 0.1%
City of Hope
4.378% 8/15/48	1,050,000	890,654

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27	$1,165,000	$1,153,618
Insurance — 6.4%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (c)	4,200,000	3,214,848
The Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	2,885,000	2,656,167
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48 (b)	2,177,000	2,006,122
AmTrust Financial Services, Inc.
6.125% 8/15/23	3,370,000	3,330,076
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,659,666
Athene Global Funding
2.673% 6/07/31 (a)	2,505,000	1,872,892
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	1,315,000	1,068,438
Brighthouse Financial, Inc.
4.700% 6/22/47	1,125,000	796,716
5.625% 5/15/30	2,061,000	1,931,136
CNO Financial Group, Inc.
5.250% 5/30/29	2,619,000	2,438,054
Corebridge Financial, Inc. 5 year CMT + 3.846%
6.875% VRN 12/15/52 (a)	576,000	525,374
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,200,000	1,961,377
Enstar Group Ltd.
4.950% 6/01/29	2,480,000	2,225,522
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	4,487,000	3,284,468
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,301,955
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,485,000	2,075,764
Hill City Funding Trust
4.046% 8/15/41 (a)	4,000,000	2,692,322
Jackson Financial, Inc.
3.125% 11/23/31	1,024,000	770,095
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,220,000	945,981
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (c)	1,580,000	1,533,722
MetLife Capital Trust IV
7.875% 12/15/37 (a)	725,000	773,938
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,025,000	1,009,892
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	1,740,000	1,624,725
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	2,852,813
4.450% 5/12/27 (a)	270,000	246,792
4.750% 4/08/32 (a)	805,000	656,661
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	750,000	609,133
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,010,718
		48,075,367

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.4%
Expedia Group, Inc.
4.625% 8/01/27	$1,330,000	$1,245,387
Netflix, Inc.
5.875% 11/15/28	1,687,000	1,642,328
		2,887,715
Investment Companies — 1.7%
Ares Capital Corp.
2.150% 7/15/26	1,850,000	1,551,028
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,316,000	1,260,479
Blackstone Private Credit Fund
1.750% 9/15/24	335,000	305,364
2.625% 12/15/26	3,425,000	2,812,792
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	737,948
3.375% 4/15/24	2,438,000	2,340,298
OWL Rock Core Income Corp.
4.700% 2/08/27	1,945,000	1,704,285
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	2,440,000	2,322,249
		13,034,443
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	1,030,000	977,598
Lodging — 0.3%
Las Vegas Sands Corp.
3.200% 8/08/24	2,070,000	1,951,824
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	765,000	473,686
6.484% 10/23/45	1,485,000	1,305,201
Comcast Corp.
2.887% 11/01/51	350,000	219,217
2.937% 11/01/56	1,184,000	706,821
3.969% 11/01/47	630,000	481,770
Discovery Communications LLC
4.000% 9/15/55	1,210,000	713,404
4.650% 5/15/50	490,000	335,320
Time Warner Cable, Inc.
6.750% 6/15/39	985,000	880,590
		5,116,009
Metal Fabricate & Hardware — 0.2%
The Timken Co.
4.500% 12/15/28	1,655,000	1,512,191
Mining — 0.2%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	894,000	757,862

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Teck Resources Ltd.
6.000% 8/15/40	$808,000	$712,715
		1,470,577
Oil & Gas — 2.3%
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (c)	2,400,000	2,220,000
5 year CMT + 4.398% 4.875% VRN (c)	1,475,000	1,264,463
Cenovus Energy, Inc.
6.750% 11/15/39	765,000	759,736
Devon Energy Corp.
5.600% 7/15/41	800,000	716,465
EQT Corp.
3.900% 10/01/27	2,160,000	1,965,877
7.000% STEP 2/01/30	1,795,000	1,852,260
Occidental Petroleum Corp.
6.600% 3/15/46	1,258,000	1,295,740
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,022,278
6.500% 2/01/38	545,000	528,954
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,435,000	1,997,901
5.150% 11/15/29	1,225,000	1,011,107
Petroleos Mexicanos
5.350% 2/12/28	665,000	505,859
6.375% 1/23/45	595,000	328,738
6.500% 3/13/27	585,000	489,938
6.625% 6/15/35	140,000	89,460
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,490,000	1,157,415
		17,206,191
Oil & Gas Services — 0.5%
NOV, Inc.
3.600% 12/01/29 (b)	3,123,000	2,639,248
3.950% 12/01/42	1,506,000	1,002,644
		3,641,892
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.700% 5/14/45	860,000	727,520
Cigna Corp.
4.800% 7/15/46	880,000	753,301
CVS Health Corp.
5.050% 3/25/48	455,000	399,180
6.125% 9/15/39	560,000	571,452
CVS Pass-Through Trust
5.926% 1/10/34 (a)	939,069	928,885
7.507% 1/10/32 (a)	784,296	829,764
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,375,000	969,479
		5,179,581
Pipelines — 2.1%
Energy Transfer LP
4.200% 4/15/27	885,000	818,782

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.125% 12/15/45	$1,000,000	$877,089
3 mo. USD LIBOR + 4.028% 6.250% VRN (c)	2,370,000	1,943,400
EnLink Midstream Partners LP
4.150% 6/01/25	1,162,000	1,078,627
4.850% 7/15/26	951,000	874,399
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%
5.250% VRN 8/16/77	2,475,000	2,068,101
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (c)	1,775,000	1,743,937
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (c)	2,345,000	1,911,665
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,150,000	963,904
4.700% 6/15/44	1,195,000	856,307
6.650% 1/15/37	375,000	348,192
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29	2,020,000	1,993,760
		15,478,163
Private Equity — 0.9%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,279,250
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	2,688,390
3.375% 1/20/27	1,745,000	1,464,541
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	487,442
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,035,000	673,482
		6,593,105
Real Estate Investment Trusts (REITS) — 2.3%
Broadstone Net Lease LLC
2.600% 9/15/31	1,835,000	1,350,334
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	2,048,553
Host Hotels & Resorts LP
2.900% 12/15/31	580,000	425,456
3.500% 9/15/30	2,120,000	1,690,054
Invitation Homes Operating Partnership LP
4.150% 4/15/32	505,000	426,562
Kimco Realty Corp.
4.125% 12/01/46	710,000	528,404
4.450% 9/01/47	800,000	622,459
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,625,000	1,238,449
Piedmont Operating Partnership LP
2.750% 4/01/32	1,035,000	736,578
Rexford Industrial Realty LP
2.125% 12/01/30	1,137,000	866,542
Service Properties Trust
4.500% 6/15/23	760,000	741,950
4.950% 10/01/29	1,155,000	791,048
Spirit Realty LP
2.700% 2/15/32	550,000	397,184
3.200% 1/15/27	2,280,000	2,000,888
3.400% 1/15/30	515,000	418,288

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 7/15/29	$1,290,000	$1,110,421
WEA Finance LLC
2.875% 1/15/27 (a)	2,420,000	2,056,293
		17,449,463
Software — 0.3%
Electronic Arts, Inc.
2.950% 2/15/51 (b)	1,100,000	718,803
Microsoft Corp.
2.921% 3/17/52	2,064,000	1,457,796
		2,176,599
Telecommunications — 1.5%
AT&T, Inc.
3.550% 9/15/55	5,153,000	3,379,828
British Telecommunications PLC
9.625% STEP 12/15/30	700,000	808,461
Crown Castle Towers LLC
4.241% 7/15/28 (a)	2,750,000	2,510,665
Sprint Capital Corp.
8.750% 3/15/32	1,600,000	1,854,000
Verizon Communications, Inc.
2.987% 10/30/56	2,292,000	1,362,646
Vodafone Group PLC
5.250% 5/30/48	1,150,000	952,358
		10,867,958
Transportation — 0.1%
Norfolk Southern Corp.
4.050% 8/15/52	860,000	660,764

TOTAL CORPORATE DEBT (Cost $345,586,704)		285,553,865

MUNICIPAL OBLIGATIONS — 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.475% 8/01/39	2,200,000	1,987,454

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,200,000)		1,987,454

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.7%
Automobile Asset-Backed Securities — 0.6%
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,087,000	1,022,872
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	3,226,000	3,021,707
		4,044,579
Commercial Mortgage-Backed Securities — 9.0%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
4.168% FRN 9/15/34 (a)	670,000	640,755
BANK, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (d)	2,100,000	1,404,194

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	$2,250,000	$1,981,525
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	1,610,000	1,368,281
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	1,370,000	1,095,655
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (d)	2,200,000	1,663,157
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (d)	3,587,000	2,537,393
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (d)	2,500,000	1,842,673
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (d)	12,518,000	9,959,446
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (d)	2,800,000	2,154,004
BX Commercial Mortgage Trust
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 4.618% FRN 10/15/36 (a)	1,469,650	1,414,839
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 4.618% FRN 6/15/38 (a)	1,885,715	1,729,037
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 4.818% FRN 9/15/36 (a)	4,999,000	4,610,179
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 4.818% FRN 10/15/36 (a)	1,774,800	1,714,171
COLEM Mortgage Trust, Series 2022-HLNE,
2.543% VRN 4/12/42 (a) (d)	1,600,000	1,253,587
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	847,588
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,327,767
Series 2015-CR23, Class C, 4.428% VRN 5/10/48 (d)	1,000,000	934,070
Series 2014-LC17, Class C, 4.696% VRN 10/10/47 (d)	2,908,000	2,733,430
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
4.968% FRN 5/15/36 (a)	570,000	554,340
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 5.070% FRN 10/15/43 (a)	2,629,000	2,499,077
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 5.570% FRN 10/15/43 (a)	908,000	850,015
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%
5.068% FRN 7/15/38 (a)	1,987,766	1,898,425
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
3.565% VRN 1/05/39 (a) (d)	2,500,000	2,053,309
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
4.568% FRN 8/15/38 (a)	2,581,344	2,460,316
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
4.618% FRN 5/15/36 (a)	1,505,000	1,442,505
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
4.568% FRN 3/15/38 (a)	1,902,047	1,755,897
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	730,946
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (d)	2,253,000	1,748,114
MHC Commercial Mortgage Trust
Series 2021-MHC, Class D, 1 mo. USD LIBOR + 1.601% 4.419% FRN 4/15/38 (a)	1,600,000	1,496,046
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101% 4.919% FRN 4/15/38 (a)	4,000,000	3,723,875
MKT Mortgage Trust

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-525M, Class D, 3.039% VRN 2/12/40 (a) (d)	$475,000	$340,996
Series 2020-525M, Class E, 3.039% VRN 2/12/40 (a) (d)	976,000	723,739
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
4.918% FRN 7/15/39 (a)	3,761,000	3,539,511
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	356,451
		67,385,313
Other Asset-Backed Securities — 13.1%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
4.760% FRN 10/20/31 (a)	950,000	866,014
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	861,174	694,800
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	1,024,976	771,930
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,753,145	1,658,850
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
3.722% FRN 10/15/34 (a)	2,000,000	1,913,072
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
4.533% FRN 1/23/31 (a)	1,190,000	1,135,129
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
6.134% FRN 11/20/30 (a)	400,000	354,542
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	259,328	251,454
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	1,256,708	1,103,502
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	434,523	396,310
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	803,572	732,633
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
4.662% FRN 10/15/34 (a)	700,000	624,348
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	456,109	396,398
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	395,430	347,965
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	400,052	345,081
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. TSFR + 2.362%
4.690% FRN 1/15/31 (a)	900,000	882,219
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
3.690% FRN 4/20/31 (a)	750,000	731,938
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
3.732% FRN 10/15/36 (a)	2,000,000	1,904,732
Eaton Vance CLO Ltd.
Series 2020-2A, Class BR, 3 mo. USD LIBOR + 1.700% 4.212% FRN 1/15/35 (a)	1,400,000	1,312,751
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 4.262% FRN 10/15/30 (a)	1,700,000	1,614,801
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 4.562% FRN 10/15/34 (a)	350,000	316,110
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
3.860% FRN 4/20/34 (a)	2,800,000	2,702,050

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
4.360% FRN 10/20/34 (a)	$350,000	$327,956
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	28,411	28,397
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,500,449
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,440,851
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
4.760% FRN 10/20/32 (a)	1,000,000	922,628
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,803,049	1,528,650
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	979,306	879,647
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	473,728	435,602
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	818,286	753,749
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
4.262% FRN 1/15/37 (a)	500,000	467,430
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
4.410% FRN 1/20/31 (a)	1,290,000	1,226,020
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	407,176	382,631
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	460,578	415,369
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	132,848	121,973
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	527,325	500,463
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	106,801	99,119
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	816,172	779,064
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	845,410	680,800
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	1,148,506	959,629
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,649,911	2,218,602
KKR CLO Ltd.
Series 28A, Class A, 3 mo. USD LIBOR + 1.140% 4.433% FRN 3/15/31 (a)	900,000	878,042
Series 36A, Class C, 3 mo. USD LIBOR + 2.150% 4.662% FRN 10/15/34 (a)	500,000	447,500
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 4.589% FRN 2/15/39 (a)	2,900,000	2,757,942
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 4.939% FRN 2/15/39 (a)	5,000,000	4,753,846
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 5.139% FRN 2/15/39 (a)	4,100,000	3,844,512
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,875,685	1,463,034
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,529,880	1,344,937
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 4.112% FRN 7/15/30 (a)	1,665,000	1,585,440
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 4.759% FRN 1/22/31 (a)	1,000,000	922,791
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 4.940% FRN 10/18/30 (a)	620,000	578,030

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	$1,336,000	$1,187,291
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	553,131
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	178,383	167,892
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	168,706	160,880
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
4.162% FRN 7/15/34 (a)	1,800,000	1,687,754
Neuberger Berman Loan Advisers CLO Ltd., Series 2015-45A, Class B, 3 mo. USD LIBOR + 1.650%
4.133% FRN 10/14/35 (a)	1,350,000	1,265,564
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,019,068
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,200,000	1,099,948
OCP CLO Ltd., Series 2018-15A, Class A1, 3 mo. USD LIBOR + 1.100%
3.810% FRN 7/20/31 (a)	250,000	243,477
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	896,989	887,738
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
4.560% FRN 10/20/34 (a)	450,000	413,824
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,293,659	1,162,271
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,258,145	1,967,048
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
3.952% FRN 10/30/34 (a)	1,000,000	953,089
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD LIBOR + 1.550%
4.260% FRN 4/20/34 (a)	1,500,000	1,384,510
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
3.602% FRN 1/15/30 (a)	2,450,000	2,405,525
Sierra Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	709,659	656,748
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	299,104	293,715
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
5.261% FRN 8/18/31 (a)	1,170,000	1,059,025
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
4.284% FRN 11/25/35 (a)	1,393,638	1,356,312
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	75,858	72,801
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	403,147	366,892
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,785,419	1,584,061
Thrust Engine Leasing
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,571,180	2,148,143
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,228,453	993,145
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	925,851	760,164
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
4.360% FRN 10/20/32 (a)	1,000,000	947,136
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
3.990% FRN 4/20/33 (a)	2,500,000	2,423,190

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	$2,280,219	$2,112,319
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	3,403,600	2,692,970
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	344,210	262,322
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,070,502	672,685
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,026,799	737,972
Wind River CLO Ltd.
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 4.262% FRN 7/15/30 (a)	1,150,000	1,081,416
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 4.582% FRN 11/01/31 (a)	900,000	849,583
		97,931,341
Student Loans Asset-Backed Securities — 3.2%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,453,565	1,360,725
Series 2019-A, Class C, 4.460% 12/28/48 (a)	969,289	919,942
Education Services of America
Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 4.584% FRN 6/25/48 (a)	1,200,000	1,191,368
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 4.584% FRN 10/25/56 (a)	1,100,000	1,095,012
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%
6.483% FRN 4/25/46	625,000	657,320
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	666,875	627,236
Higher Education Funding I
Series 2004-1, Class B2, 0.000%FRN 1/01/44 (a) (d)	450,000	392,204
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (d)	450,000	405,152
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	547,785	534,697
Navient Student Loan Trust
Series 2021-2A, Class B, 1 mo. USD LIBOR + 1.350% 4.434% FRN 2/25/70 (a)	2,330,000	2,297,811
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 4.584% FRN 10/25/58	940,000	930,317
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 4.584% FRN 6/25/65 (a)	2,218,314	2,218,318
Nelnet Student Loan Trust
Series 2005-4, Class A4A, 1.145% FRN 3/22/32 (d)	195,000	192,649
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,800,859
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 3.891% FRN 6/25/41	415,212	376,693
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 4.484% FRN 4/25/67 (a)	3,250,000	3,130,737
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.993% FRN 10/25/40	1,605,311	1,505,228
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 3.073% FRN 1/25/44	1,453,245	1,324,113
SoFi Alternative Trust, Series 2019-C, Class PT,
5.511% VRN 1/25/45 (a) (d)	2,015,937	1,924,166
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (d)	990,000	896,591
		23,781,138

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 2.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.986% VRN 8/25/34 (d)	$6,898	$6,550
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (d)	1,330,000	982,072
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	3,870,458	2,991,743
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A2, 2.500% VRN 2/25/52 (a) (d)	2,128,395	1,688,416
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (a) (d)	1,413,609	1,100,627
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.450% VRN 1/25/47 (a) (d)	552,339	496,640
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d)	2,518,764	1,946,926
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
4.484% FRN 5/25/55 (a)	2,606,000	2,503,264
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (d)	5,400,000	3,988,542
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	2,448,000	1,713,070
Verus Securitization Trust
Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (d)	3,640,000	2,363,492
Series 2021-R3, Class M1, 2.411% VRN 4/25/64 (a) (d)	1,147,000	1,058,359
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
3.946% VRN 11/25/48 (a) (d)	53,437	52,433
		20,892,134

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $242,695,203)		214,034,505

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Mexico Government International Bond
3.500% 2/12/34	1,965,000	1,494,480
4.750% 3/08/44	3,727,000	2,853,369
		4,347,849

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,696,201)		4,347,849

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 24.8%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	17,264	17,730
Pass-Through Securities — 24.8%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,208,453	1,801,324
Pool #RA4255 2.000% 1/01/51	4,624,978	3,775,252
Pool #SD0905 3.000% 3/01/52	3,597,929	3,149,397
Pool #J13972 3.500% 1/01/26	8,649	8,267
Pool #C91344 3.500% 11/01/30	44,400	41,566
Pool #C91424 3.500% 1/01/32	24,972	23,440
Pool #RA2483 3.500% 6/01/50	4,186,398	3,803,425
Pool #SD1523 4.000% 8/01/52	5,436,926	5,069,922
Pool #SD1603 4.000% 9/01/52	3,350,000	3,110,887

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C91239 4.500% 3/01/29	$2,218	$2,196
Pool #C91251 4.500% 6/01/29	14,533	14,380
Pool #C90939 5.500% 12/01/25	6,663	6,650
Pool #D97258 5.500% 4/01/27	3,038	3,039
Pool #C91026 5.500% 4/01/27	12,792	12,794
Pool #C91074 5.500% 8/01/27	1,380	1,380
Pool #D97417 5.500% 10/01/27	7,127	7,131
Pool #C91128 5.500% 12/01/27	852	852
Pool #C91148 5.500% 1/01/28	30,400	30,416
Pool #C91176 5.500% 5/01/28	12,142	12,148
Pool #C91217 5.500% 11/01/28	4,130	4,134
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	2,196,365	1,859,082
Pool #FM9104 2.500% 10/01/51	6,220,761	5,261,585
Pool #FM9227 2.500% 10/01/51	4,588,816	3,862,627
Pool #MA3029 3.000% 6/01/32	1,248,318	1,178,014
Pool #MA3090 3.000% 8/01/32	504,829	476,397
Pool #AO8180 3.000% 9/01/42	10,628	9,508
Pool #AB7397 3.000% 12/01/42	67,127	60,054
Pool #AB7401 3.000% 12/01/42	55,523	49,673
Pool #AP8668 3.000% 12/01/42	82,804	74,079
Pool #AR1975 3.000% 12/01/42	15,621	13,975
Pool #AR0306 3.000% 1/01/43	4,457	3,987
Pool #AR5391 3.000% 1/01/43	16,186	14,480
Pool #AL3215 3.000% 2/01/43	53,540	47,899
Pool #AR4109 3.000% 2/01/43	55,830	49,948
Pool #AR4432 3.000% 3/01/43	24,564	21,976
Pool #AT0169 3.000% 3/01/43	122,874	109,927
Pool #AB8809 3.000% 3/01/43	28,221	25,247
Pool #MA1368 3.000% 3/01/43	105,433	94,324
Pool #AR2174 3.000% 4/01/43	102,965	92,116
Pool #FS1075 3.000% 3/01/52	3,634,565	3,184,873
Pool #CB3305 3.000% 4/01/52	6,565,149	5,744,660
Pool #CB3304 3.000% 4/01/52	5,501,446	4,820,772
Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% FRN 5/01/34	11,834	11,990
Pool #AS1304 3.500% 12/01/28	479,436	457,321
Pool #MA1356 3.500% 2/01/43	3,913,553	3,584,586
Pool #CA6096 3.500% 6/01/50	4,372,153	3,970,820
Pool #FM4017 3.500% 8/01/50	301,920	274,017
Pool #CB3842 3.500% 6/01/52	10,530,706	9,511,407
Pool #AA3980 4.500% 4/01/28	26,441	26,172
Pool #CA1909 4.500% 6/01/48	2,044,853	1,978,709
Pool #CB3866 4.500% 6/01/52	6,210,114	5,929,671
Pool #CB4129 4.500% 7/01/52	5,499,716	5,249,635
Pool #AD6437 5.000% 6/01/40	201,103	202,018
Pool #AD6996 5.000% 7/01/40	1,244,329	1,250,509
Pool #AL8173 5.000% 2/01/44	425,916	429,684
Pool #AD0836 5.500% 11/01/28	24,827	24,818
Government National Mortgage Association
Pool #352022 7.000% 11/15/23	448	452
Pool #374440 7.000% 11/15/23	40	40
Pool #491089 7.000% 12/15/28	3,671	3,741
Pool #480539 7.000% 4/15/29	67	70
Pool #488634 7.000% 5/15/29	1,510	1,564
Pool #500928 7.000% 5/15/29	2,512	2,612
Pool #510083 7.000% 7/15/29	272	282
Pool #493723 7.000% 8/15/29	1,862	1,939
Pool #581417 7.000% 7/15/32	3,495	3,621

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 1.750% FRN 11/20/25	$1,102	$1,075
Pool #080136 1 year CMT + 1.500% 1.750% FRN 11/20/27	331	323
Pool #MA6038 3.000% 7/20/49	2,259,947	2,029,807
Pool #MA6283 3.000% 11/20/49	4,033,014	3,610,342
Pool #MA6409 3.000% 1/20/50	4,150,264	3,709,793
Pool #MA4321 3.500% 3/20/47	2,494,471	2,298,373
Government National Mortgage Association II TBA
2.500% 12/01/51 (f)	2,000,000	1,718,594
3.000% 1/01/52 (f)	13,125,000	11,593,066
3.500% 3/01/52 (f)	5,770,000	5,244,389
4.500% 6/01/52 (f)	2,000,000	1,912,656
Uniform Mortgage Backed Securities TBA
2.000% 12/01/51 (f)	8,925,000	7,226,461
2.500% 12/01/51 (f)	5,125,000	4,303,799
3.000% 2/01/52 (f)	15,525,000	13,506,750
3.500% 3/01/52 (f)	2,000,000	1,799,375
4.000% 5/01/52 (f)	26,150,000	24,250,040
4.500% 6/01/52 (f)	15,875,000	15,111,016
5.000% 7/01/52 (f)	6,500,000	6,327,344
		185,492,684

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $201,439,672)		185,510,414

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds & Notes — 5.9%
U.S. Treasury Bond
2.250% 8/15/49 (g)	30,850,000	22,573,525
3.500% 2/15/39	11,900,000	11,321,735
U.S. Treasury Note
0.500% 2/28/26	2,050,000	1,809,125
3.000% 7/15/25	9,000,000	8,700,469
		44,404,854

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,616,324)		44,404,854

TOTAL BONDS & NOTES (Cost $852,234,104)		735,838,941

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	3,471,600	3,471,600

TOTAL MUTUAL FUNDS (Cost $3,471,600)		3,471,600

TOTAL LONG-TERM INVESTMENTS (Cost $855,705,704)		739,310,541

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 13.9%

Commercial Paper — 13.5%
Amcor Finance USA, Inc.
3.663% 11/01/22 (a)	$3,000,000	$2,990,571
Amcor Flexibles North America, Inc.
3.578% 10/12/22 (a)	1,000,000	998,873
3.722% 10/20/22 (a)	6,000,000	5,988,600
American Electric Power Co., Inc.
3.766% 11/03/22 (a)	10,000,000	9,966,453
Evergy Kansas Central, Inc.
3.766% 11/03/22 (a)	10,000,000	9,966,453
HP, Inc.
3.711% 10/24/22 (a)	11,000,000	10,974,920
National Grid PLC
2.955% 10/07/22 (a)	3,000,000	2,998,046
3.026% 10/14/22 (a)	5,000,000	4,993,385
Nutrien Ltd.
3.719% 11/10/22 (a)	9,000,000	8,963,284
Spire, Inc.
3.018% 10/05/22 (a)	7,000,000	6,996,757
Suncor Energy, Inc.
3.712% 10/27/22 (a)	10,000,000	9,973,765
TransCanada PipeLines Ltd.
2.954% 10/07/22 (a)	3,000,000	2,998,046
2.975% 10/04/22 (a)	1,000,000	999,630
3.681% 10/27/22 (a)	10,000,000	9,973,765
VF Corp.
3.611% 11/01/22 (a)	9,000,000	8,974,176
Vulcan Materials Co.
3.507% 10/13/22 (a)	3,000,000	2,996,161
		100,752,885
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (i)	3,291,636	3,291,636

TOTAL SHORT-TERM INVESTMENTS (Cost $104,045,402)		104,044,521

TOTAL INVESTMENTS — 113.0% (Cost $959,751,106) (j)		843,355,062

Other Assets/(Liabilities) — (13.0)%		(96,809,367)

NET ASSETS — 100.0%		$746,545,695

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $394,206,945 or 52.80% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $4,729,352 or 0.63% of net assets. The Fund received $1,366,528 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2022.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $3,291,864. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 3.500%, maturity dates ranging from 3/30/23 - 9/15/25, and an aggregate market value, including accrued interest, of $3,357,555.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	12/20/22	150	$20,382,641	$(1,421,703)
U.S. Treasury Ultra Bond	12/20/22	143	21,125,379	(1,534,379)
U.S. Treasury Note 2 Year	12/30/22	412	85,738,238	(1,131,393)
U.S. Treasury Note 5 Year	12/30/22	291	32,424,681	(1,139,907)
				$(5,227,382)
Short
U.S. Treasury Ultra 10 Year	12/20/22	177	$(22,014,750)	$1,043,016

MML Short-Duration Bond Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.7%

CORPORATE DEBT — 48.7%
Aerospace & Defense — 0.4%
The Boeing Co.
2.196% 2/04/26	$575,000	$511,258
Agriculture — 1.7%
BAT Capital Corp.
4.700% 4/02/27	1,185,000	1,105,459
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	382,700
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	900,000	783,448
		2,271,607
Auto Manufacturers — 2.9%
Ford Motor Credit Co. LLC
2.300% 2/10/25 (b)	645,000	571,713
3.350% 11/01/22	500,000	498,694
General Motors Co.
6.125% 10/01/25	605,000	605,354
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	449,000	420,745
Hyundai Capital America
1.500% 6/15/26 (a)	850,000	722,276
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	1,235,000	1,003,428
		3,822,210
Banks — 9.9%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	601,185
Arab National Bank 5 year CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	607,002
Banco Santander SA
1.849% 3/25/26	600,000	518,272
Bank of America Corp.
SOFR + .960% 1.734% VRN 7/22/27	265,000	227,229
3.950% 4/21/25	178,000	171,646
The Bank of Nova Scotia
4.500% 12/16/25	329,000	317,525
Barclays PLC
5.200% 5/12/26	1,055,000	1,002,852
BPCE SA
4.625% 7/11/24 (a)	200,000	193,701
5.700% 10/22/23 (a)	805,000	795,906
Citigroup, Inc.
4.450% 9/29/27	465,000	430,299

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse AG
6.500% 8/08/23 (a)	$930,000	$917,910
Credit Suisse Group AG SOFR + .980%
1.305% VRN 2/02/27 (a)	450,000	365,328
Danske Bank A/S 1 year CMT + .730%
1.549% VRN 9/10/27 (a)	485,000	406,917
Deutsche Bank AG
SOFR + 2.159% 2.222% VRN 9/18/24	435,000	414,699
SOFR + 1.219% 2.311% VRN 11/16/27	430,000	348,944
SOFR + 1.318% 2.552% VRN 1/07/28	425,000	345,178
FNB Corp.
5.150% 8/25/25	150,000	147,978
The Goldman Sachs Group, Inc.
4.250% 10/21/25	710,000	685,023
HSBC Holdings PLC
SOFR + 1.430% 2.999% VRN 3/10/26	430,000	397,634
4.375% 11/23/26	73,000	67,978
JP Morgan Chase & Co. SOFR + .765%
1.470% VRN 9/22/27	445,000	376,460
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	845,000	723,456
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.550%
5.063% VRN 9/12/25	345,000	341,384
Morgan Stanley
SOFR + 1.610% 4.210% VRN 4/20/28	245,000	229,352
4.350% 9/08/26	1,150,000	1,095,711
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	345,000	289,755
Santander UK Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	370,000	308,109
Societe Generale SA
1 year CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	444,416
1 year CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	168,675
Synovus Financial Corp.
5.200% 8/11/25	246,000	241,371
		13,181,895
Beverages — 0.5%
Bacardi Ltd.
4.450% 5/15/25 (a)	378,000	362,410
JDE Peet's NV
1.375% 1/15/27 (a)	407,000	336,419
		698,829
Chemicals — 1.7%
Celanese US Holdings LLC
1.400% 8/05/26	250,000	203,920
6.050% 3/15/25	370,000	361,586
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	439,449
Syngenta Finance NV
4.441% 4/24/23 (a)	183,000	181,925
4.892% 4/24/25 (a)	335,000	323,915
Yara International ASA
3.800% 6/06/26 (a)	325,000	298,233

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 6/01/28 (a)	$450,000	$409,867
		2,218,895
Commercial Services — 0.6%
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	806,646
Distribution & Wholesale — 1.1%
Ferguson Finance PLC
4.250% 4/20/27 (a)	355,000	332,551
Li & Fung Ltd.
4.500% STEP 8/18/25 (a)	1,350,000	1,162,501
		1,495,052
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	555,000	468,387
6.500% 7/15/25	300,000	299,502
Aircastle Ltd.
4.125% 5/01/24	740,000	711,241
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	246,926
3.950% 7/15/26 (a)	605,000	517,468
6.000% 8/15/23 (a)	323,000	319,671
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	1,000,000	904,717
4.250% 4/15/26 (a)	250,000	224,245
BGC Partners, Inc.
4.375% 12/15/25	505,000	471,753
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	262,783
Nomura Holdings, Inc.
5.099% 7/03/25	420,000	413,336
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	86,196	85,335
Synchrony Financial
3.950% 12/01/27	1,025,000	889,549
		5,814,913
Electric — 1.1%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	221,844
Enel Finance International NV
1.375% 7/12/26 (a)	620,000	523,994
4.625% 6/15/27 (a)	377,000	350,440
Pacific Gas and Electric Co.
4.950% 6/08/25	380,000	368,926
		1,465,204
Electronics — 0.2%
Jabil, Inc.
4.250% 5/15/27	285,000	265,777
Energy – Alternate Sources — 0.4%
Contemporary Ruiding Development Ltd.
1.500% 9/09/26 (a)	682,000	582,728

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.5%
Warnermedia Holdings, Inc.
3.638% 3/15/25 (a)	$750,000	$710,360
Food — 1.5%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27 (a)	860,000	737,089
Pilgrim's Pride Corp.
5.875% 9/30/27 (a)	112,000	108,920
Sigma Alimentos SA de CV
4.125% 5/02/26 (a)	450,000	404,775
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	718,131
		1,968,915
Forest Products & Paper — 0.7%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	1,000,000	952,500
Health Care – Services — 0.3%
HCA, Inc.
5.375% 2/01/25	365,000	360,543
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	375,000	344,346
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27	200,000	198,046
Insurance — 3.3%
AmTrust Financial Services, Inc.
6.125% 8/15/23	620,000	612,655
Athene Global Funding
1.730% 10/02/26 (a)	445,000	377,675
2.500% 1/14/25 (a)	420,000	391,764
3.205% 3/08/27 (a) (b)	212,000	187,467
CNO Financial Group, Inc.
5.250% 5/30/25	266,000	262,594
CNO Global Funding
1.750% 10/07/26 (a)	714,000	617,940
Corebridge Financial, Inc.
3.650% 4/05/27 (a)	235,000	214,710
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	593,506
Jackson Financial, Inc.
5.170% 6/08/27 (b)	181,000	173,668
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	1,140,000	1,042,012
		4,473,991
Internet — 0.5%
Expedia Group, Inc.
4.625% 8/01/27	309,000	289,342

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Netflix, Inc.
5.875% 11/15/28	$430,000	$418,613
		707,955
Investment Companies — 2.6%
Ares Capital Corp.
3.875% 1/15/26	535,000	486,906
BlackRock TCP Capital Corp.
3.900% 8/23/24	163,000	156,123
Blackstone Private Credit Fund
2.625% 12/15/26	890,000	730,915
2.700% 1/15/25	325,000	294,632
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	226,416
3.375% 4/15/24	330,000	316,775
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	445,000	416,047
OWL Rock Core Income Corp.
4.700% 2/08/27	500,000	438,120
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	410,000	390,214
		3,456,148
Iron & Steel — 0.8%
Vale Overseas Ltd.
6.250% 8/10/26 (b)	1,030,000	1,038,814
Lodging — 0.6%
Las Vegas Sands Corp.
3.200% 8/08/24	875,000	825,046
Machinery – Construction & Mining — 0.6%
The Weir Group PLC
2.200% 5/13/26 (a)	880,000	739,609
Media — 0.4%
Cable Onda SA
4.500% 1/30/30 (a)	630,000	495,962
Mining — 1.1%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	395,000	373,272
Glencore Funding LLC
1.625% 4/27/26 (a)	470,000	406,475
Indonesia Asahan Aluminium Persero PT
4.750% 5/15/25 (a)	750,000	726,938
		1,506,685
Multi-National — 0.6%
Africa Finance Corp.
3.125% 6/16/25 (a)	957,000	862,735
Oil & Gas — 2.6%
EQT Corp.
6.125% STEP 2/01/25	869,000	870,112
Ovintiv Exploration, Inc.
5.375% 1/01/26	275,000	272,075

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Patterson-UTI Energy, Inc.
3.950% 2/01/28	$685,000	$562,038
Petroleos Mexicanos
4.625% 9/21/23	1,215,000	1,181,521
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% 9/30/27 (a)	610,725	613,467
		3,499,213
Pharmaceuticals — 0.9%
Bayer US Finance II LLC
4.250% 12/15/25 (a)	400,000	382,884
Viatris, Inc.
2.300% 6/22/27	1,025,000	837,296
		1,220,180
Pipelines — 1.3%
Energy Transfer LP
4.950% 6/15/28	975,000	908,582
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	90,000	85,028
4.650% 10/15/25	760,000	733,051
		1,726,661
Private Equity — 0.5%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	458,435
3.375% 1/20/27	270,000	226,605
		685,040
Real Estate — 0.6%
Country Garden Holdings Co. Ltd.
8.000% 1/27/24 (a)	457,000	175,925
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	625,000	606,250
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	400,000	48,136
		830,311
Real Estate Investment Trusts (REITS) — 2.0%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	335,000	261,434
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	348,000	332,866
Omega Healthcare Investors, Inc.
4.750% 1/15/28	779,000	714,391
SBA Tower Trust
1.884% 1/15/26 (a)	287,000	252,402
Service Properties Trust
4.350% 10/01/24	935,000	822,298
Vornado Realty LP
2.150% 6/01/26	310,000	259,529
		2,642,920

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.2%
Nordstrom, Inc.
2.300% 4/08/24	$268,000	$249,240
4.000% 3/15/27 (b)	86,000	71,648
		320,888
Telecommunications — 1.3%
Telecom Italia SpA
5.303% 5/30/24 (a)	430,000	406,063
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	1,445,000	1,366,417
		1,772,480
Toys, Games & Hobbies — 0.5%
Mattel, Inc.
3.375% 4/01/26 (a)	750,000	669,328

TOTAL CORPORATE DEBT (Cost $73,607,004)		65,143,690

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.0%
Automobile Asset-Backed Securities — 2.9%
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	994,426
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	494,224
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	227,424
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	1,243,000	1,214,930
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	743,827
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	202,316
		3,877,147
Commercial Mortgage-Backed Securities — 6.2%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (c)	370,000	322,147
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (c)	450,000	388,602
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 4.168% FRN 9/15/34 (a)	130,000	124,326
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
4.318% FRN 7/15/35 (a)	500,000	475,147
BX Commercial Mortgage Trust
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 4.618% FRN 10/15/36 (a)	268,600	258,583
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 4.618% FRN 6/15/38 (a)	324,542	297,576
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 4.818% FRN 9/15/36 (a)	792,000	730,398
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 4.818% FRN 10/15/36 (a)	753,100	727,373
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
4.968% FRN 12/15/37 (a)	545,194	514,541

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2014-CR14, Class A2
3.147% 2/10/47	$74,480	$74,774
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
4.418% FRN 5/15/36 (a)	200,000	191,383
KIND Trust
Series 2021-KIND, Class B, 1 mo. USD LIBOR + 1.350% 4.168% FRN 8/15/38 (a)	546,053	525,605
Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750% 4.568% FRN 8/15/38 (a)	595,695	567,765
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
4.618% FRN 5/15/36 (a)	251,000	240,577
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
4.568% FRN 3/15/38 (a)	365,665	337,568
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
4.919% FRN 4/15/38 (a)	620,000	577,201
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	250,000	247,062
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 5.018% FRN 1/15/36 (a)	616,000	583,773
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 5.568% FRN 1/15/36 (a)	414,000	387,360
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
4.918% FRN 7/15/39 (a)	711,000	669,128
		8,240,889
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
3.564% FRN 10/25/34 (a)	14,341	14,379
Other Asset-Backed Securities — 19.3%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 3.018% FRN 3/15/41 (a)	6,101	6,058
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	98,969	95,715
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	352,391	333,437
Affirm Asset Securitization Trust, Series 2021-A, Class D
3.490% 8/15/25 (a)	950,000	930,573
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
3.819% FRN 7/22/32 (a)	1,000,000	964,112
Apidos CLO XXVI, Series 2017-26A, Class A2R, 3 mo. USD LIBOR + 1.500%
4.240% FRN 7/18/29 (a)	500,000	477,152
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	1,123,634	1,020,645
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
4.260% FRN 10/20/31 (a)	800,000	752,742
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	448,000	384,351

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BHG Securitization Trust, Series 2022-C, Class A
5.320% 10/17/35 (a)	$800,000	$799,978
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
3.690% FRN 7/20/29 (a)	550,000	537,432
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	51,108	49,557
Series 2019-A, Class B, 3.780% 9/26/33 (a)	158,710	151,121
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	524,860	460,874
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	142,056	129,563
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
4.512% FRN 7/15/30 (a)	300,000	275,833
Capital Automotive REIT
Series 2020-1A, Class B1, 4.170% 2/15/50 (a)	484,000	442,136
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	583,285	565,833
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	143,574	125,622
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
3.690% FRN 4/20/31 (a)	250,000	243,979
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	92,971	82,575
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550%
4.333% FRN 10/24/30 (a)	500,000	477,423
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	851,728
Diamond Resorts Owner Trust, Series 2018-1, Class A
3.700% 1/21/31 (a)	59,743	58,210
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	52,058	50,465
Series 2016-A, Class A, 2.730% 4/25/28 (a)	88,763	85,494
Series 2017-A, Class B, 2.960% 3/25/30 (a)	154,247	149,021
Series 2019-A, Class C, 3.450% 1/25/34 (a)	351,131	336,030
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	9,598	9,594
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	460,000	382,669
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	1,334,472	1,220,061
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	683,273	631,183
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	372,132	315,499
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	179,487	161,221
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	176,453	162,536
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	159,744	145,775
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	90,367	81,496
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	87,536	83,077
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	186,225	182,829
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	162,609	155,216
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	502,686	461,774
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	478,534	385,359
Horizon Aircraft Finance III Ltd.

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-2, Class A, 3.425% 11/15/39 (a)	$357,613	$299,406
Series 2019-2, Class B, 4.458% 11/15/39 (a)	683,333	468,387
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
4.433% FRN 3/15/31 (a)	250,000	243,901
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD LIBOR + 1.300%
4.239% FRN 2/15/39 (a)	900,000	857,781
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a)	406,860	399,351
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	277,532	243,982
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	141,363	130,763
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	33,297	31,753
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
4.090% FRN 10/18/29 (a)	1,000,000	943,332
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
4.183% FRN 7/25/30 (a)	250,000	237,441
NP SPE II LP, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	101,013	94,816
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	164,400	163,729
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	400,000	344,103
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (a)	55,336	55,326
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	164,098	162,405
Palmer Square CLO Ltd., Series 2020-3A, Class A2R, 3 mo. USD LIBOR + 1.600%
4.505% FRN 11/15/31 (a)	500,000	474,253
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
3.912% FRN 7/15/31 (a)	350,000	331,378
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
4.059% FRN 5/25/35	228,751	225,660
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	415,957
Sierra Receivables Funding LLC
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	43,383	40,549
Series 2018-1A, Class B, 4.036% 4/20/35	138,072	134,781
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	504,833	483,742
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
4.284% FRN 11/25/35 (a)	101,974	99,242
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	711,000	651,581
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	571,373	477,365
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
3.890% FRN 10/20/31 (a)	400,000	390,665
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
3.990% FRN 4/20/33 (a)	1,000,000	969,276
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	675,000	594,498
VERDE CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%
3.612% FRN 4/15/32 (a)	500,000	479,973

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	$48,333	$48,108
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	197,754	142,128
		25,851,580
Student Loans Asset-Backed Securities — 6.0%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
4.584% FRN 7/25/58 (a)	140,000	128,154
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	998,844	908,185
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 4.284% FRN 12/26/47 (a)	278,172	276,513
Series 2017-A, Class B, 4.500% 11/26/46 (a)	311,298	273,094
Series 2017-A, Class A1, 1 mo. USD LIBOR + 1.650% 4.734% FRN 11/26/46 (a)	205,559	193,717
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
3.002% FRN 1/15/37	118,466	102,553
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	17,939	15,800
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	19,482	17,316
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,392	8,396
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	35,101
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	39,208	36,929
DRB Prime Student Loan Trust, Series 2017-B, Class CFX
3.610% 8/25/42 (a)	172,101	165,205
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	49,231	45,638
Higher Education Funding I, Series 2004-1, Class B1,
FRN 1/01/44 (a) (c)	—	855,320
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	243,846
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	191,151	181,123
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	1,876,198
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
4.834% FRN 12/26/40 (a)	11,249	11,246
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%
4.584% FRN 6/25/54 (a)	130,000	124,357
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B,
2.320% FRN 10/25/42 (c)	300,000	287,224
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
3.105% FRN 2/15/45	219,897	204,863
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.983% FRN 1/27/42	682,375	621,628
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.993% FRN 10/25/40	310,956	291,570
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 3.073% FRN 1/25/44	367,136	334,513
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 3.083% FRN 7/25/25	19,067	19,054
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 3.083% FRN 1/25/41	283,294	265,852
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 3.093% FRN 1/25/55	110,387	104,729
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 3.568% FRN 11/15/35 (a)	263,131	251,313

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 3.918% FRN 9/15/34 (a)	$79,925	$80,221
SoFi Professional Loan Program LLC
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 4.034% FRN 1/25/39 (a)	9,935	9,906
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 4.284% FRN 6/25/33 (a)	18,401	18,405
		7,987,969
Whole Loan Collateral Collateralized Mortgage Obligations — 7.5%
Angel Oak Mortgage Trust
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (c)	97,229	87,330
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (c)	314,000	265,987
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.986% VRN 8/25/34 (c)	1,314	1,248
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (c)	79,211	76,623
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
3.394% FRN 8/25/49 (a)	326,755	312,090
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (c)	500,000	357,702
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (c)	539,262	466,849
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (c)	157,173	147,888
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (c)	588,852	455,164
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
1.657% VRN 5/25/65 (a) (c)	18,785	18,611
Lakeview Trust, Series 2022-1, Class M3
4.585% 4/25/52 (a)	1,600,000	1,539,327
MFRA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (c)	422,197	339,370
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (c)	125,831	119,238
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
4.134% FRN 5/25/55 (a)	927,000	902,195
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (c)	747,840	613,166
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (c)	700,000	464,527
Onslow Bay Financial LLC
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (c)	842,734	625,034
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (c)	333,000	258,904
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
5.934% FRN 2/25/23 (a)	250,000	247,470
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (c)	217,901	198,551
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (c)	222,932	186,321
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c)	532,984	508,433
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	646,554	580,737
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (c)	214,743	166,619
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	338,784	329,987
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	265,000	251,195

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c)	$548,000	$467,095
		9,987,661
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Onslow Bay Financial LLC, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (c)	150,465	134,163

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $61,189,215)		56,093,788

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (d) — 1.5%
Pass-Through Securities — 0.0%
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% FRN 5/01/34	2,254	2,284
Government National Mortgage Association
Pool #352022 7.000% 11/15/23	90	91
Pool #491089 7.000% 12/15/28	708	721
Pool #500928 7.000% 5/15/29	465	484
Pool #510083 7.000% 7/15/29	52	54
Pool #493723 7.000% 8/15/29	350	364
Pool #581417 7.000% 7/15/32	666	690
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 1.750% FRN 11/20/25	211	205
Pool #080136 1 year CMT + 1.500% 1.750% FRN 11/20/27	61	59
		4,952
Whole Loans — 1.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, 30 day SOFR + 1.500% 3.781% FRN 10/25/41 (a)	1,046,000	969,709
Series 2021-DNA2, Class M2, 30 day SOFR + 2.300% 4.581% FRN 8/25/33 (a)	1,121,000	1,080,200
		2,049,909

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,171,596)		2,054,861

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Note
1.750% 12/31/24 (e)	700,000	663,195

TOTAL U.S. TREASURY OBLIGATIONS (Cost $711,922)		663,195

TOTAL BONDS & NOTES (Cost $137,679,737)		123,955,534

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.5%

Diversified Financial Services — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,997,305	$1,997,305

TOTAL MUTUAL FUNDS (Cost $1,997,305)		1,997,305

TOTAL LONG-TERM INVESTMENTS (Cost $139,677,042)		125,952,839

	Principal Amount
SHORT-TERM INVESTMENTS — 5.7%
Commercial Paper — 3.7%
National Grid PLC
2.955% 10/07/22 (a)	$3,000,000	2,998,046
Tampa Electric Co.
3.508% 10/14/22 (a)	2,000,000	1,997,608
		4,995,654
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (g)	2,663,567	2,663,567

TOTAL SHORT-TERM INVESTMENTS (Cost $7,659,625)		7,659,221

TOTAL INVESTMENTS — 99.9% (Cost $147,336,667) (h)		133,612,060

Other Assets/(Liabilities) — 0.1%		138,810

NET ASSETS — 100.0%		$133,750,870

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $89,960,465 or 67.26% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $1,957,853 or 1.46% of net assets. (Note 2).
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2022.
(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $2,663,751. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $2,716,887.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Ultra 10 Year	12/20/22	5	$(630,023)	$37,601
U.S. Treasury Note 2 Year	12/30/22	46	(9,570,739)	122,770
U.S. Treasury Note 5 Year	12/30/22	282	(31,418,911)	1,101,708
				$1,262,079

Currency Legend

USD	U.S. Dollar

MML Small Cap Equity Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.3%
Chemicals — 0.7%
NewMarket Corp.	2,358	$709,357
Mining — 1.6%
Compass Minerals International, Inc.	23,917	921,522
Kaiser Aluminum Corp.	13,392	821,599
		1,743,121
		2,452,478
Communications — 2.6%
Internet — 2.6%
Q2 Holdings, Inc. (a)	32,218	1,037,420
Ziff Davis, Inc. (a)	25,329	1,734,530
		2,771,950
		2,771,950
Consumer, Cyclical — 13.9%
Airlines — 0.6%
Spirit Airlines, Inc. (a)	34,801	654,955
Auto Parts & Equipment — 3.3%
Allison Transmission Holdings, Inc.	22,733	767,466
Dorman Products, Inc. (a)	16,719	1,372,964
Visteon Corp. (a)	13,439	1,425,341
		3,565,771
Entertainment — 1.0%
Cedar Fair LP (b)	26,828	1,103,972
Home Builders — 0.6%
Skyline Champion Corp. (a)	12,251	647,710
Home Furnishing — 0.5%
Tempur Sealy International, Inc.	21,992	530,887
Leisure Time — 0.6%
Topgolf Callaway Brands Corp. (a) (c)	33,081	637,140
Lodging — 0.8%
Boyd Gaming Corp.	17,680	842,452

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 6.5%
AutoNation, Inc. (a)	20,444	$2,082,630
BJ's Wholesale Club Holdings, Inc. (a)	31,253	2,275,531
Suburban Propane Partners LP (b)	79,046	1,189,642
Texas Roadhouse, Inc.	15,857	1,383,682
		6,931,485
		14,914,372
Consumer, Non-cyclical — 19.8%
Biotechnology — 2.7%
ADMA Biologics, Inc. (a)	133,541	324,505
Avid Bioservices, Inc. (a) (c)	58,676	1,121,885
Gossamer Bio, Inc. (a) (c)	24,815	297,284
Intra-Cellular Therapies, Inc. (a)	17,472	812,972
TransMedics Group, Inc. (a)	7,769	324,278
		2,880,924
Commercial Services — 4.6%
ASGN, Inc. (a)	20,523	1,854,664
Korn Ferry	32,479	1,524,889
Paya Holdings, Inc. (a)	86,482	528,405
Payoneer Global, Inc. (a)	160,921	973,572
		4,881,530
Food — 0.5%
Lancaster Colony Corp.	3,911	587,745
Health Care – Products — 4.7%
AtriCure, Inc. (a)	25,443	994,821
Azenta, Inc.	26,652	1,142,305
BioLife Solutions, Inc. (a)	26,301	598,348
Inspire Medical Systems, Inc. (a)	9,863	1,749,400
Tandem Diabetes Care, Inc. (a)	11,160	534,006
		5,018,880
Health Care – Services — 5.1%
Acadia Healthcare Co., Inc. (a)	30,800	2,407,944
Addus HomeCare Corp. (a)	16,966	1,615,842
Tenet Healthcare Corp. (a)	26,645	1,374,349
		5,398,135
Pharmaceuticals — 2.2%
BellRing Brands, Inc. (a)	60,614	1,249,255
Collegium Pharmaceutical, Inc. (a)	33,757	540,787
Heska Corp. (a)	1,546	112,734
Prometheus Biosciences, Inc. (a)	7,721	455,616
		2,358,392
		21,125,606

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 5.2%
Oil & Gas — 3.7%
Chesapeake Energy Corp. (c)	16,193	$1,525,542
CNX Resources Corp. (a)	91,173	1,415,917
Helmerich & Payne, Inc.	26,391	975,675
		3,917,134
Oil & Gas Services — 0.8%
Nov, Inc.	55,843	903,540
Pipelines — 0.7%
Equitrans Midstream Corp.	93,612	700,218
		5,520,892
Financial — 22.1%
Banks — 7.2%
The Bank of NT Butterfield & Son Ltd.	19,271	625,537
BankUnited, Inc.	40,777	1,393,350
Cathay General Bancorp	34,134	1,312,794
Columbia Banking System, Inc.	32,153	928,900
FB Financial Corp.	13,738	524,929
Heritage Financial Corp.	34,035	900,907
Silvergate Capital Corp. Class A (a)	5,987	451,120
Webster Financial Corp.	33,731	1,524,641
		7,662,178
Diversified Financial Services — 4.0%
Federated Hermes, Inc.	39,827	1,319,070
Focus Financial Partners, Inc. Class A (a)	34,993	1,102,630
Stifel Financial Corp.	37,078	1,924,719
		4,346,419
Insurance — 1.5%
Definity Financial Corp.	56,423	1,585,652
Real Estate Investment Trusts (REITS) — 5.1%
DiamondRock Hospitality Co.	168,675	1,266,749
Four Corners Property Trust, Inc.	70,587	1,707,500
National Storage Affiliates Trust	39,181	1,629,146
Sabra Health Care REIT, Inc.	64,829	850,556
		5,453,951
Savings & Loans — 4.3%
Berkshire Hills Bancorp, Inc. (c)	34,356	937,919
OceanFirst Financial Corp.	41,713	777,530
Pacific Premier Bancorp, Inc.	42,448	1,314,190
WSFS Financial Corp.	33,595	1,560,824
		4,590,463
		23,638,663

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 18.3%
Aerospace & Defense — 1.5%
Curtiss-Wright Corp.	11,652	$1,621,492
Building Materials — 2.2%
Masonite International Corp. (a)	14,028	1,000,056
Summit Materials, Inc. Class A (a)	57,932	1,388,051
		2,388,107
Electrical Components & Equipment — 0.7%
Belden, Inc.	13,086	785,422
Electronics — 1.8%
Atkore, Inc. (a)	17,047	1,326,427
Itron, Inc. (a)	14,171	596,741
		1,923,168
Engineering & Construction — 1.8%
Primoris Services Corp.	29,609	481,146
TopBuild Corp. (a)	8,967	1,477,583
		1,958,729
Environmental Controls — 1.2%
Evoqua Water Technologies Corp. (a)	40,025	1,323,627
Hand & Machine Tools — 1.3%
Regal Rexnord Corp.	9,636	1,352,509
Machinery – Construction & Mining — 1.2%
BWX Technologies, Inc.	15,862	798,969
Vertiv Holdings Co.	51,778	503,282
		1,302,251
Machinery – Diversified — 1.3%
Zurn Elkay Water Solutions Corp.	54,149	1,326,650
Metal Fabricate & Hardware — 1.3%
Valmont Industries, Inc.	4,944	1,328,057
Miscellaneous - Manufacturing — 1.3%
EnPro Industries, Inc.	15,589	1,324,753
Packaging & Containers — 1.0%
Silgan Holdings, Inc.	25,731	1,081,731
Transportation — 1.7%
CryoPort, Inc. (a)	35,520	865,267
Hub Group, Inc. Class A (a)	13,761	949,234
		1,814,501
		19,530,997
Technology — 11.0%
Computers — 3.0%
CACI International, Inc. Class A (a)	6,261	1,634,497

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
KBR, Inc.	36,038	$1,557,562
		3,192,059
Semiconductors — 2.7%
Allegro MicroSystems, Inc. (a)	35,305	771,414
Ambarella, Inc. (a)	10,111	568,036
MACOM Technology Solutions Holdings, Inc. (a)	14,063	728,323
MKS Instruments, Inc.	10,245	846,647
		2,914,420
Software — 5.3%
Consensus Cloud Solutions, Inc. (a)	13,297	628,948
Coupa Software, Inc. (a)	8,205	482,454
Envestnet, Inc. (a)	11,685	518,814
HashiCorp, Inc. Class A (a) (c)	18,711	602,307
Paycor HCM, Inc. (a)	60,377	1,784,744
Progress Software Corp.	15,411	655,738
Sprout Social, Inc. Class A (a)	15,861	962,446
		5,635,451
		11,741,930
Utilities — 3.7%
Electric — 1.2%
Avista Corp.	34,292	1,270,518
Gas — 2.5%
National Fuel Gas Co.	26,109	1,607,009
Northwest Natural Holding Co.	25,865	1,122,024
		2,729,033
		3,999,551

TOTAL COMMON STOCK (Cost $84,676,772)		105,696,439

TOTAL EQUITIES (Cost $84,676,772)		105,696,439

MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	785,975	785,975

TOTAL MUTUAL FUNDS (Cost $785,975)		785,975

TOTAL LONG-TERM INVESTMENTS (Cost $85,462,747)		106,482,414

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%

Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (e)	$1,997,482	$1,997,482

TOTAL SHORT-TERM INVESTMENTS (Cost $1,997,482)		1,997,482

TOTAL INVESTMENTS — 101.5% (Cost $87,460,229) (f)		108,479,896

Other Assets/(Liabilities) — (1.5)%		(1,600,052)

NET ASSETS — 100.0%		$106,879,844

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $3,484,445 or 3.26% of net assets. The Fund received $2,784,838 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,997,620. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $2,037,518.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Special Situations Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 5.8%
Chemicals — 5.8%
Dow, Inc.	31,486	$1,383,180
Communications — 20.7%
Internet — 20.7%
Airbnb, Inc. Class A (a)	16,530	1,736,311
Bumble, Inc. Class A (a)	3,137	67,414
Chewy, Inc. Class A (a)	3,923	120,515
DoorDash, Inc., Class A (a)	7,218	356,930
Lyft, Inc. Class A (a)	13,062	172,027
Marqeta, Inc. Class A (a)	15,721	111,933
Pinterest, Inc. Class A (a)	24,852	579,052
Uber Technologies, Inc. (a)	65,677	1,740,440
		4,884,622
		4,884,622
Consumer, Cyclical — 5.6%
Apparel — 0.3%
Kontoor Brands, Inc.	2,011	67,590
Auto Manufacturers — 1.0%
Rivian Automotive, Inc. Class A (a)	6,950	228,724
Distribution & Wholesale — 1.3%
IAA, Inc. (a)	5,795	184,571
Resideo Technologies, Inc. (a)	6,288	119,849
		304,420
Entertainment — 1.5%
Madison Square Garden Entertainment Corp. (a)	1,100	48,499
Penn Entertainment, Inc. (a)	7,069	194,468
Warner Music Group Corp. Class A	4,984	115,679
		358,646
Lodging — 1.0%
Wyndham Hotels & Resorts, Inc.	3,983	244,357
Retail — 0.5%
Petco Health & Wellness Co., Inc. (a)	3,541	39,518

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Victoria's Secret & Co. (a)	2,937	$85,525
		125,043
		1,328,780
Consumer, Non-cyclical — 18.9%
Biotechnology — 10.7%
Corteva, Inc.	31,296	1,788,566
Maravai LifeSciences Holdings, Inc. Class A (a)	4,721	120,527
Royalty Pharma PLC Class A	15,625	627,813
		2,536,906
Commercial Services — 2.2%
Affirm Holdings, Inc. (a)	7,143	134,003
Driven Brands Holdings, Inc. (a)	2,390	66,872
GXO Logistics, Inc. (a)	4,400	154,264
Toast, Inc., Class A (a)	10,537	176,178
		531,317
Cosmetics & Personal Care — 0.1%
Olaplex Holdings, Inc. (a)	3,062	29,242
Health Care – Products — 2.2%
Avantor, Inc. (a)	26,393	517,303
Health Care – Services — 0.5%
agilon health, Inc. (a)	2,111	49,440
Enhabit, Inc. (a)	2,158	30,298
Sotera Health Co. (a)	4,281	29,196
		108,934
Household Products & Wares — 0.3%
Reynolds Consumer Products, Inc.	2,360	61,384
Pharmaceuticals — 2.9%
Covetrus, Inc. (a)	4,521	94,399
Elanco Animal Health, Inc. (a)	20,502	254,430
Embecta Corp.	2,499	71,946
Organon & Co.	10,968	256,651
		677,426
		4,462,512
Energy — 3.0%
Energy – Alternate Sources — 0.8%
Array Technologies, Inc. (a)	5,780	95,832
Shoals Technologies Group, Inc. Class A (a)	4,855	104,625
		200,457
Oil & Gas — 0.9%
DTE Midstream LLC (a)	4,183	217,056
Oil & Gas Services — 0.7%
ChampionX Corp.	8,796	172,138

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.6%
Equitrans Midstream Corp.	17,591	$131,581
		721,232
Financial — 9.5%
Diversified Financial Services — 1.4%
Rocket Cos., Inc. Class A	5,085	32,137
TPG, Inc.	1,488	41,426
Tradeweb Markets, Inc. Class A	4,652	262,466
		336,029
Insurance — 2.2%
Equitable Holdings, Inc.	15,323	403,761
Ryan Specialty Holdings, Inc. (a)	2,529	102,728
		506,489
Real Estate — 0.2%
Newmark Group, Inc. Class A	6,639	53,510
Real Estate Investment Trusts (REITS) — 5.7%
Apartment Income REIT Corp.	6,793	262,346
Orion Office REIT, Inc.	2,429	21,254
VICI Properties, Inc.	35,324	1,054,421
		1,338,021
		2,234,049
Industrial — 12.8%
Building Materials — 5.9%
The AZEK Co., Inc (a)	4,831	80,291
Carrier Global Corp.	36,681	1,304,377
		1,384,668
Electronics — 1.5%
nVent Electric PLC	7,193	227,371
Vontier Corp.	6,963	116,352
		343,723
Engineering & Construction — 0.8%
Arcosa, Inc.	2,090	119,506
frontdoor, Inc. (a)	3,557	72,527
		192,033
Machinery – Diversified — 4.6%
Esab Corp.	1,973	65,819
Otis Worldwide Corp.	16,120	1,028,456
		1,094,275
		3,014,699

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 18.9%
Computers — 0.3%
Kyndryl Holdings, Inc. (a)	7,768	$64,241
Semiconductors — 0.5%
Globalfoundries, Inc. (a)	2,300	111,205
Software — 18.1%
AppLovin Corp. (a)	1,541	30,034
C3.ai, Inc. Class A (a)	3,089	38,612
Concentrix Corp.	1,861	207,743
Consensus Cloud Solutions, Inc. (a)	686	32,448
Doximity, Inc. Class A (a)	4,007	121,092
Dropbox, Inc. Class A (a)	11,582	239,979
Playtika Holding Corp. (a)	4,423	41,532
PowerSchool Holdings, Inc. Class A (a)	1,782	29,742
Qualtrics International Inc (a)	4,474	45,545
ROBLOX Corp. Class A (a)	1,875	67,200
SentinelOne Inc. Class A (a)	8,028	205,196
Snowflake, Inc. Class A (a)	10,475	1,780,331
UiPath, Inc. Class A (a)	11,998	151,295
Vimeo, Inc. (a)	6,730	26,920
Zoom Video Communications, Inc. Class A (a)	9,827	723,169
ZoomInfo Technologies, Inc. (a)	13,083	545,038
		4,285,876
		4,461,322
Utilities — 5.0%
Electric — 5.0%
Constellation Energy Corp.	14,128	1,175,308

TOTAL COMMON STOCK (Cost $35,337,717)		23,665,704

TOTAL EQUITIES (Cost $35,337,717)		23,665,704

TOTAL LONG-TERM INVESTMENTS (Cost $35,337,717)		23,665,704

TOTAL INVESTMENTS — 100.2% (Cost $35,337,717) (b)		23,665,704

Other Assets/(Liabilities) — (0.2)%		(40,847)

NET ASSETS — 100.0%		$23,624,857

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%

COMMON STOCK — 93.6%
Belgium — 0.2%
Anheuser-Busch InBev SA	2,251	$101,831
Bermuda — 0.7%
Credicorp Ltd.	2,511	308,351
Brazil — 4.3%
Ambev SA	264,112	760,852
Lojas Renner SA	66,336	342,480
Vale SA Sponsored ADR	57,152	761,264
WEG SA	19,184	114,300
		1,978,896
Cayman Islands — 20.6%
BeiGene Ltd. ADR (a)	4,247	572,581
Brii Biosciences Ltd. (a)	83,500	55,989
H World Group Ltd.	3,900	13,280
H World Group Ltd. ADR	45,376	1,521,911
JD.com, Inc. ADR	1,295	65,139
Meituan Class B (a) (b)	75,000	1,571,931
NetEase, Inc. ADR	21,169	1,600,376
New Horizon Health Ltd. (a) (b)	25,000	46,101
NU Holdings Ltd/Cayman Islands Class A (a)	77,397	340,547
Silergy Corp.	17,000	222,842
Sunny Optical Technology Group Co. Ltd.	19,900	187,043
Tencent Holdings Ltd.	16,409	554,165
Wuxi Biologics Cayman, Inc. (a) (b)	93,000	557,205
Zai Lab Ltd. ADR (a)	13,762	470,660
ZTO Express Cayman, Inc.	4,687	113,014
ZTO Express Cayman, Inc. ADR	63,944	1,536,574
		9,429,358
Chile — 0.1%
Banco Santander Chile	1,234,229	43,121
China — 0.0%
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	14,600	13,454
Cyprus — 0.0%
TCS Group Holding PLC (a) (c) (d)	4,183	—
France — 5.9%
Kering SA	1,307	577,980
L'Oreal SA	94	29,931
Pernod Ricard SA	10,178	1,860,365
TotalEnergies SE	5,030	236,762
		2,705,038

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 1.9%
AIA Group Ltd.	105,600	$876,750
India — 22.4%
Housing Development Finance Corp. Ltd.	129,853	3,617,326
Infosys Ltd.	57,482	985,232
Kotak Mahindra Bank Ltd.	119,616	2,645,822
Oberoi Realty Ltd.	28,049	312,773
Tata Consultancy Services Ltd.	59,026	2,160,385
Zee Entertainment Enterprises Ltd.	161,369	508,523
		10,230,061
Indonesia — 0.8%
Bank Central Asia Tbk PT	668,200	373,015
Italy — 1.4%
PRADA SpA	138,800	637,180
Japan — 0.1%
Daiichi Sankyo Co. Ltd.	1,500	41,725
Mexico — 8.3%
America Movil SAB de CV Sponsored ADR	32,535	535,851
Fomento Economico Mexicano SAB de CV	32,851	206,050
Grupo Mexico SAB de CV Series B	539,471	1,822,032
Wal-Mart de Mexico SAB de CV	344,130	1,208,586
		3,772,519
Netherlands — 0.0%
Yandex N.V. (a) (c) (d)	34,725	—
Philippines — 1.4%
SM Investments Corp.	50,015	616,690
SM Prime Holdings, Inc.	17,760	9,135
		625,825
Republic of Korea — 7.6%
LG Chem Ltd.	2,467	914,209
LG H&H Co. Ltd.	193	84,646
NAVER Corp.	2,928	390,233
Samsung Biologics Co. Ltd. (a) (b)	1,366	765,024
Samsung Electronics Co. Ltd.	36,428	1,338,486
		3,492,598
Russia — 0.0%
Novatek PJSC (c) (d)	12,096	—
Polyus PJSC (a) (c) (d)	776	—
Polyus PJSC GDR (b) (c) (d)	1,904	—
Polyus PJSC GDR (b) (c) (d)	40	—
Sberbank of Russia PJSC (a) (c) (d)	7,525	—
		—
South Africa — 1.0%
FirstRand Ltd.	134,350	447,036

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 1.9%
Cie Financiere Richemont SA Registered	9,040	$848,253
Taiwan — 8.6%
MediaTek, Inc.	54,000	939,824
Taiwan Semiconductor Manufacturing Co. Ltd.	229,000	3,010,041
		3,949,865
United Kingdom — 0.4%
Antofagasta PLC	11,555	142,534
AstraZeneca PLC Sponsored ADR	791	43,378
		185,912
United States — 6.0%
Coupang, Inc. (a)	6,828	113,823
Yum China Holdings, Inc.	56,024	2,651,616
		2,765,439

TOTAL COMMON STOCK (Cost $55,103,608)		42,826,227

PREFERRED STOCK — 1.7%
Brazil — 1.7%
Banco Bradesco SA
3.168%	207,771	764,166

TOTAL PREFERRED STOCK (Cost $745,443)		764,166

TOTAL EQUITIES (Cost $55,849,051)		43,590,393

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	22,580	10,069

TOTAL WARRANTS (Cost $0)		10,069

TOTAL LONG-TERM INVESTMENTS (Cost $55,849,051)		43,600,462

	Principal Amount
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (e)	$2,170,229	2,170,229

TOTAL SHORT-TERM INVESTMENTS (Cost $2,170,229)		2,170,229

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.0% (Cost $58,019,280) (f)		$45,770,691

Other Assets/(Liabilities) — (0.0)%		(19,225)

NET ASSETS — 100.0%		$45,751,466

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $2,953,715 or 6.46% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Maturity value of $2,170,379. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $2,213,712.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of 15 series, including the following 14 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Momentum Fund (“Equity Momentum Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML iShares® 60/40 Allocation Fund (“iShares 60/40 Allocation Fund”)

MML iShares® 80/20 Allocation Fund (“iShares 80/20 Allocation Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds’ subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”).

2.	Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Blend Fund, Equity Momentum Fund, iShares 60/40 Allocation Fund, iShares 80/20 Allocation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2022. For each Fund noted in the preceding sentence the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2022, for the remaining Funds’ investments:

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans (Less Unfunded Loan Commitments)	$—	$14,157,790	$—	$14,157,790
Corporate Debt	—	95,515,901	—	95,515,901
Non-U.S. Government Agency Obligations	—	28,734,613	—	28,734,613
Sovereign Debt Obligations	—	14,035,549	—	14,035,549
U.S. Government Agency Obligations and Instrumentalities	—	64,913,636	—	64,913,636
U.S. Treasury Obligations	—	15,791,285	—	15,791,285
Purchased Options	80,672	5	—	80,677
Mutual Funds	2,084,183	—	—	2,084,183
Short-Term Investments	—	100,962	—	100,962
Unfunded Loan Commitments**	—	(7,753)	—	(7,753)
Total Investments	$2,164,855	$233,241,988	$—	$235,406,843

Asset Derivatives
Forward Contracts	$—	$560,830	$—	$560,830
Futures Contracts	2,743,872	—	—	2,743,872
Swap Agreements	—	6,327,240	—	6,327,240
Total	$2,743,872	$6,888,070	$—	$9,631,942
Liability Derivatives
Forward Contracts	$—	$(1,758,931)	$—	$(1,758,931)
Futures Contracts	(6,809,213)	—	—	(6,809,213)
Swap Agreements	—	(211,451)	—	(211,451)
Written Options	(303,139)	(100,927)	—	(404,066)
Total	$(7,112,352)	$(2,071,309)	$—	$(9,183,661)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$693,527,954	$3,854,153	*	$—	$697,382,107
Mutual Funds	9,352,351	—		—	9,352,351
Short-Term Investments	17,149,227	4,685,297		—	21,834,524
Total Investments	$720,029,532	$8,539,450		$—	$728,568,982

Equity Rotation Fund

Asset Investments
Common Stock	$40,548,607	$—	$4,915	$40,553,522
Mutual Funds	15,111	—	—	15,111
Total Investments	$40,563,718	$—	$4,915	$40,568,633

High Yield Fund

Asset Investments
Bank Loans	$—	$1,671,534	$—	$1,671,534
Corporate Debt	—	51,557,064	—	51,557,064
Mutual Funds	2,499,913	—	—	2,499,913
Short-Term Investments	—	3,149,850	—	3,149,850
Total Investments	$2,499,913	$56,378,448	$—	$58,878,361

Inflation-Protected and Income Fund

Asset Investments
Non-U.S. Government Agency Obligations	$—	$121,594,187	$—	$121,594,187
U.S. Government Agency Obligations and Instrumentalities	—	25,425,232	—	25,425,232
U.S. Treasury Obligations	—	50,059,262	—	50,059,262
Mutual Funds	1,734,688	—	—	1,734,688
Short-Term Investments	—	16,069,018	—	16,069,018
Total Investments	$1,734,688	$213,147,699	$—	$214,882,387
Asset Derivatives
Futures Contracts	1,166,790	—	—	1,166,790
Swap Agreements	—	97,994	—	97,994
Total	$1,166,790	$97,994	$—	$1,264,784
Liability Derivatives
Futures Contracts	(6,755)	—	—	(6,755)
Swap Agreements	—	(12,261,928)	—	(12,261,928)
Total	$(6,755)	$(12,261,928)	$—	$(12,268,683)

Managed Bond Fund

Asset Investments
Corporate Debt	$—	$285,553,865	$—	$285,553,865
Municipal Obligations	—	1,987,454	—	1,987,454
Non-U.S. Government Agency Obligations	—	214,034,505	—	214,034,505
Sovereign Debt Obligations	—	4,347,849	—	4,347,849
U.S. Government Agency Obligations and Instrumentalities	—	185,510,414	—	185,510,414
U.S. Treasury Obligations	—	44,404,854	—	44,404,854
Mutual Funds	3,471,600	—	—	3,471,600
Short-Term Investments	—	104,044,521	—	104,044,521
Total Investments	$3,471,600	$839,883,462	$—	$843,355,062
Asset Derivatives
Futures Contracts	$1,043,016	$—	$—	$1,043,016
Liability Derivatives
Futures Contracts	$(5,227,382)	$—	$—	$(5,227,382)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$65,143,690	$—	$65,143,690
Non-U.S. Government Agency Obligations	—	56,093,788	—	56,093,788
U.S. Government Agency Obligations and Instrumentalities	—	2,054,861	—	2,054,861
U.S. Treasury Obligations	—	663,195	—	663,195
Mutual Funds	1,997,305	—	—	1,997,305
Short-Term Investments	—	7,659,221	—	7,659,221
Total Investments	$1,997,305	$131,614,755	$—	$133,612,060
Asset Derivatives
Futures Contracts	$1,262,079	$—	$—	$1,262,079

Strategic Emerging Markets Fund

Asset Investments
Common Stock*
Belgium	$—	$101,831	$—		$101,831
Bermuda	308,351	—	—		308,351
Brazil	1,978,896	—	—		1,978,896
Cayman Islands	6,107,788	3,321,570	—		9,429,358
Chile	43,121	—	—		43,121
China	—	13,454	—		13,454
Cyprus	—	—	—	+	—
France	—	2,705,038	—		2,705,038
Hong Kong	—	876,750	—		876,750
India	—	10,230,061	—		10,230,061
Indonesia	—	373,015	—		373,015
Italy	—	637,180	—		637,180
Japan	—	41,725	—		41,725
Mexico	3,772,519	—	—		3,772,519
Netherlands	—	—	—	+	—
Philippines	—	625,825	—		625,825
Republic of Korea	—	3,492,598	—		3,492,598
Russia	—	—	—	+	—
South Africa	—	447,036	—		447,036
Switzerland	—	848,253	—		848,253
Taiwan	—	3,949,865	—		3,949,865
United Kingdom	43,378	142,534	—		185,912
United States	2,765,439	—	—		2,765,439
Preferred Stock
Brazil	764,166	—	—		764,166
Warrants	10,069	—	—		10,069
Short-Term Investments	—	2,170,229	—		2,170,229
Total Investments	$15,793,727	$29,976,964	$—		$45,770,691

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of September 30, 2022.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Notes to Portfolio of Investments (Unaudited) (Continued)

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2022, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$731,849,409	$316,770	$(63,390,884)	$(63,074,114)
Dynamic Bond Fund	269,414,168	255,559	(34,262,884)	(34,007,325)
Equity Fund	687,705,837	85,331,982	(44,468,837)	40,863,145
Equity Momentum Fund	39,616,863	506,610	(2,240,021)	(1,733,411)
Equity Rotation Fund	44,077,733	220,442	(3,729,542)	(3,509,100)
High Yield Fund	69,559,743	145,312	(10,826,694)	(10,681,382)
Inflation-Protected and Income Fund	229,355,761	1,005,123	(15,478,497)	(14,473,374)
iShares 60/40 Allocation Fund	31,716,357	–	(5,079,606)	(5,079,606)
iShares 80/20 Allocation Fund	43,428,936	–	(7,131,372)	(7,131,372)
Managed Bond Fund	959,751,106	1,809,784	(118,205,828)	(116,396,044)
Short-Duration Bond Fund	147,336,667	813,439	(14,538,046)	(13,724,607)
Small Cap Equity Fund	87,460,229	28,670,399	(7,650,732)	21,019,667
Special Situations Fund	35,337,717	1,967,580	(13,639,593)	(11,672,013)
Strategic Emerging Markets Fund	58,019,280	956,059	(13,204,648)	(12,248,589)

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6.	Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Underlying Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

7.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to September 30, 2022, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds' Portfolios of Investments other than those disclosed below.

Effective November 4, 2022, the Equity Momentum Fund and the Special Situations Fund were liquidated.